UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06441

AMERICAN CENTURY INTERNATIONAL BOND FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	04-30-2023

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) Provided under separate cover.

Semiannual Report

April 30, 2023

Emerging Markets Debt Fund
Investor Class (AEDVX)
I Class (AEHDX)
Y Class (AEYDX)
A Class (AEDQX)
C Class (AEDHX)
R Class (AEDWX)
R5 Class (AEDJX)
R6 Class (AEXDX)
G Class (AEDGX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Year-to-Date Rebound Lifted Asset Class Returns

After ending 2022 on a disappointing note, most asset classes rallied in the first four months of 2023. This bounce back, which occurred despite relentless volatility, led to six-month gains for broad stock and bond indices. Investor expectations for the Federal Reserve to conclude its rate-hike campaign largely fueled the optimism.

After climbing to multidecade highs in mid- to late-2022, U.S. and European inflation moderated during the six-month reporting period. This dynamic combined with mounting recession worries prompted investors to recalibrate their monetary policy outlooks. However, with inflation still much higher than central bank targets, policymakers continued to raise rates, albeit at a slower pace, and markets remained volatile.

Late in the reporting period, high-profile bank failures in the U.S. and Europe highlighted the growing risks to the global financial system and economic growth. Market volatility escalated, but quick action from U.S. and European regulators helped restore order.
Nevertheless, heightened uncertainty surrounding the banking industry and credit availability further fueled recession fears. These worries bolstered investor expectations for a near-term end to central bank tightening and potential rate cuts later in the year.

Overall, most U.S. stock and bond indices advanced for the period. Large-cap stocks rallied and outpaced small caps, which declined, and the growth style outperformed the value style. Global and emerging markets bonds also rallied, aided by a weaker U.S. dollar. Meanwhile, falling U.S. Treasury yields helped support rate-sensitive assets, including real estate investment trusts.
Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of still-high inflation, tighter financial conditions, banking industry turbulence and economic uncertainty. In addition, increasingly tense geopolitical considerations complicate the market backdrop.

We appreciate your confidence in us during these extraordinary times. American Century Investments has a long history of helping clients weather unpredictable and volatile markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

APRIL 30, 2023
Types of Investments in Portfolio	% of net assets
Sovereign Governments and Agencies	56.8%
Corporate Bonds	26.0%
U.S. Treasury Securities	2.1%
Preferred Stocks	0.1%
Short-Term Investments	12.9%
Other Assets and Liabilities	2.1%
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2022 to April 30, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/22	Ending Account Value 4/30/23	Expenses Paid During Period(1) 11/1/22 - 4/30/23	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,104.40	$5.27	1.01%
I Class	$1,000	$1,105.00	$4.75	0.91%
Y Class	$1,000	$1,105.50	$4.23	0.81%
A Class	$1,000	$1,103.20	$6.57	1.26%
C Class	$1,000	$1,099.40	$10.46	2.01%
R Class	$1,000	$1,101.90	$7.87	1.51%
R5 Class	$1,000	$1,105.50	$4.23	0.81%
R6 Class	$1,000	$1,105.80	$3.97	0.76%
G Class	$1,000	$1,109.60	$0.26	0.05%
Hypothetical
Investor Class	$1,000	$1,019.79	$5.06	1.01%
I Class	$1,000	$1,020.28	$4.56	0.91%
Y Class	$1,000	$1,020.78	$4.06	0.81%
A Class	$1,000	$1,018.55	$6.31	1.26%
C Class	$1,000	$1,014.83	$10.04	2.01%
R Class	$1,000	$1,017.31	$7.55	1.51%
R5 Class	$1,000	$1,020.78	$4.06	0.81%
R6 Class	$1,000	$1,021.03	$3.81	0.76%
G Class	$1,000	$1,024.55	$0.25	0.05%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

APRIL 30, 2023 (UNAUDITED)

		Principal Amount/Shares	Value
SOVEREIGN GOVERNMENTS AND AGENCIES — 56.8%
Angola — 0.7%
Angolan Government International Bond, 8.25%, 5/9/28(1)		$3,600,000	$3,165,102
Angolan Government International Bond, 9.375%, 5/8/48(1)		2,000,000	1,539,160
			4,704,262
Argentina — 0.2%
Argentine Republic Government International Bond, 1.50%, 7/9/35		6,200,000	1,387,100
Azerbaijan — 0.2%
Republic of Azerbaijan International Bond, 3.50%, 9/1/32		1,400,000	1,223,250
Bahamas — 0.3%
Bahamas Government International Bond, 5.75%, 1/16/24(1)		2,000,000	1,924,989
Bahrain — 0.3%
Bahrain Government International Bond, 7.50%, 9/20/47		2,000,000	1,817,136
Brazil — 1.2%
Brazilian Government International Bond, 4.25%, 1/7/25		2,471,000	2,447,365
Brazilian Government International Bond, 6.00%, 10/20/33		3,800,000	3,739,732
Brazilian Government International Bond, 4.75%, 1/14/50		2,000,000	1,479,277
			7,666,374
Cameroon — 0.4%
Republic of Cameroon International Bond, 9.50%, 11/19/25		2,600,000	2,505,386
Chile — 1.5%
Chile Government International Bond, 3.125%, 1/21/26		3,400,000	3,305,727
Chile Government International Bond, 2.75%, 1/31/27		4,000,000	3,783,797
Chile Government International Bond, 2.55%, 7/27/33		1,200,000	1,007,916
Chile Government International Bond, 3.50%, 1/31/34		2,000,000	1,813,786
			9,911,226
Colombia — 2.3%
Colombia Government International Bond, 3.125%, 4/15/31		500,000	371,298
Colombia Government International Bond, 8.00%, 4/20/33		1,950,000	1,948,154
Colombia Government International Bond, 6.125%, 1/18/41		4,500,000	3,577,602
Colombian TES, 7.00%, 6/30/32	COP	55,000,000,000	8,613,588
			14,510,642
Costa Rica — 0.2%
Costa Rica Government International Bond, 6.55%, 4/3/34(1)		$1,000,000	1,019,085
Czech Republic — 4.5%
Czech Republic Government Bond, 0.25%, 2/10/27	CZK	624,410,000	24,628,174
Czech Republic Government Bond, 2.00%, 10/13/33	CZK	120,000,000	4,443,505
			29,071,679
Dominican Republic — 1.3%
Dominican Republic International Bond, 5.95%, 1/25/27		$5,000,000	4,976,441
Dominican Republic International Bond, 4.50%, 1/30/30(1)		1,000,000	887,670
Dominican Republic International Bond, 4.875%, 9/23/32		1,900,000	1,643,008
Dominican Republic International Bond, 5.30%, 1/21/41		1,400,000	1,107,544
			8,614,663
Ecuador — 0.6%
Ecuador Government International Bond, 0.00%, 7/31/30(1)(2)		6,000,000	1,860,619
Ecuador Government International Bond, 5.50%, 7/31/30		2,000,000	1,065,113
6

		Principal Amount/Shares	Value
Ecuador Government International Bond, 2.50%, 7/31/35(1)		$2,000,000	$741,362
			3,667,094
Egypt — 0.9%
Egypt Government International Bond, 7.50%, 1/31/27(1)		5,000,000	3,362,800
Egypt Government International Bond, 7.625%, 5/29/32(1)		950,000	535,849
Egypt Government International Bond, 8.50%, 1/31/47(1)		3,650,000	1,936,654
			5,835,303
Ghana — 0.2%
Ghana Government International Bond, 8.125%, 1/18/26(3)(4)		3,200,000	1,301,600
Guatemala — 0.5%
Guatemala Government International Bond, 4.375%, 6/5/27(1)		1,900,000	1,841,652
Guatemala Government International Bond, 5.25%, 8/10/29(1)		300,000	293,398
Guatemala Government International Bond, 4.65%, 10/7/41(1)		1,375,000	1,128,385
			3,263,435
Hungary — 1.5%
Hungary Government Bond, 4.50%, 3/23/28	HUF	3,802,270,000	9,409,536
Indonesia — 5.8%
Indonesia Government International Bond, 4.65%, 9/20/32		$1,700,000	1,707,607
Indonesia Government International Bond, 4.75%, 7/18/47		780,000	741,858
Indonesia Treasury Bond, 6.50%, 2/15/31	IDR	339,085,000,000	23,143,252
Indonesia Treasury Bond, 8.375%, 4/15/39	IDR	128,000,000,000	9,894,740
Perusahaan Penerbit SBSN Indonesia III, 4.70%, 6/6/32(1)		$1,500,000	1,525,466
			37,012,923
Iraq — 0.1%
Iraq International Bond, 5.80%, 1/15/28		500,000	468,426
Ivory Coast — 0.2%
Ivory Coast Government International Bond, 6.125%, 6/15/33		1,200,000	1,017,622
Jordan — 0.3%
Jordan Government International Bond, 7.50%, 1/13/29(1)		1,500,000	1,514,730
Jordan Government International Bond, 7.375%, 10/10/47(1)		860,000	728,816
			2,243,546
Kenya — 0.1%
Republic of Kenya Government International Bond, 8.25%, 2/28/48(1)		1,000,000	671,888
Malaysia — 3.2%
Malaysia Government Bond, 3.80%, 8/17/23	MYR	35,000,000	7,858,495
Malaysia Government Bond, 4.70%, 10/15/42	MYR	7,500,000	1,830,204
Malaysia Government Bond, 4.07%, 6/15/50	MYR	49,500,000	10,709,148
			20,397,847
Mexico — 7.2%
Mexican Bonos, 8.00%, 12/7/23	MXN	194,500,000	10,595,683
Mexican Bonos, 7.75%, 5/29/31	MXN	193,100,000	10,086,426
Mexican Bonos, 10.00%, 11/20/36	MXN	279,200,000	16,934,153
Mexico Cetes, 0.00%, 8/10/23(2)	MXN	1,150,000,000	6,197,776
Mexico Government International Bond, 2.66%, 5/24/31		$1,400,000	1,185,333
Mexico Government International Bond, 3.50%, 2/12/34		1,000,000	861,330
Mexico Government International Bond, 6.35%, 2/9/35		205,000	220,044
			46,080,745
Mongolia — 0.5%
Development Bank of Mongolia LLC, 7.25%, 10/23/23		3,255,000	3,222,474
Morocco — 0.2%
Morocco Government International Bond, 3.00%, 12/15/32		1,500,000	1,216,155
7

		Principal Amount/Shares	Value
Nigeria — 1.0%
Nigeria Government International Bond, 6.375%, 7/12/23(1)		$3,700,000	$3,664,946
Nigeria Government International Bond, 6.50%, 11/28/27		3,500,000	2,799,720
			6,464,666
Oman — 0.6%
Oman Government International Bond, 6.00%, 8/1/29		2,600,000	2,662,829
Oman Government International Bond, 6.75%, 1/17/48(1)		1,000,000	968,781
			3,631,610
Panama — 0.7%
Panama Government International Bond, 6.40%, 2/14/35		950,000	1,007,775
Panama Government International Bond, 4.50%, 4/16/50		2,700,000	2,117,464
Panama Government International Bond, 6.85%, 3/28/54		1,000,000	1,046,270
			4,171,509
Paraguay — 0.3%
Paraguay Government International Bond, 5.40%, 3/30/50		1,900,000	1,622,661
Peru — 3.3%
Peruvian Government International Bond, 2.39%, 1/23/26		2,100,000	1,985,541
Peruvian Government International Bond, 4.125%, 8/25/27		3,600,000	3,544,136
Peruvian Government International Bond, 2.78%, 1/23/31		2,300,000	1,997,730
Peruvian Government International Bond, 8.75%, 11/21/33		2,500,000	3,205,082
Peruvian Government International Bond, 3.00%, 1/15/34		4,500,000	3,776,395
Peruvian Government International Bond, 6.90%, 8/12/37	PEN	23,000,000	5,848,158
Peruvian Government International Bond, 3.55%, 3/10/51		$1,000,000	758,812
			21,115,854
Philippines — 1.1%
Philippine Government International Bond, 6.375%, 1/15/32		1,800,000	2,026,328
Philippine Government International Bond, 5.95%, 10/13/47		4,001,000	4,413,091
Philippine Government International Bond, 5.50%, 1/17/48		733,000	769,569
			7,208,988
Poland — 2.6%
Republic of Poland Government Bond, 2.50%, 7/25/27	PLN	49,000,000	10,304,378
Republic of Poland Government Bond, 1.75%, 4/25/32	PLN	30,000,000	5,197,977
Republic of Poland Government International Bond, 5.75%, 11/16/32		$850,000	922,813
			16,425,168
Romania — 1.8%
Romania Government Bond, 8.25%, 9/29/32	RON	24,000,000	5,716,621
Romanian Government International Bond, 6.625%, 2/17/28(1)		$2,000,000	2,083,490
Romanian Government International Bond, 7.125%, 1/17/33(1)		1,000,000	1,071,775
Romanian Government International Bond, 6.00%, 5/25/34(1)		1,500,000	1,493,040
Romanian Government International Bond, 7.625%, 1/17/53(1)		1,326,000	1,432,445
			11,797,371
Saudi Arabia — 0.8%
Saudi Government International Bond, 4.75%, 1/18/28(1)		1,035,000	1,055,431
Saudi Government International Bond, 5.50%, 10/25/32(1)		2,810,000	3,044,770
Saudi Government International Bond, 4.625%, 10/4/47(1)		1,400,000	1,275,134
			5,375,335
Serbia — 0.7%
Serbia International Bond, 6.50%, 9/26/33(1)		4,600,000	4,677,045
South Africa — 4.5%
Republic of South Africa Government Bond, 8.50%, 1/31/37	ZAR	568,410,000	24,458,037
8

		Principal Amount/Shares	Value
Republic of South Africa Government International Bond, 5.75%, 9/30/49		$6,000,000	$4,320,528
			28,778,565
Thailand — 2.7%
Thailand Government Bond, 1.59%, 12/17/35	THB	678,800,000	17,624,639
Turkey — 1.5%
Turkey Government International Bond, 5.60%, 11/14/24		$1,600,000	1,542,979
Turkey Government International Bond, 4.875%, 10/9/26		2,000,000	1,795,000
Turkey Government International Bond, 9.875%, 1/15/28		1,025,000	1,061,803
Turkey Government International Bond, 5.125%, 2/17/28		1,000,000	873,450
Turkey Government International Bond, 9.125%, 7/13/30		775,000	775,473
Turkey Government International Bond, 6.875%, 3/17/36		4,000,000	3,426,660
			9,475,365
Ukraine — 0.1%
Ukraine Government International Bond, 7.25%, 3/15/35(3)(4)		4,400,000	745,712
Ukraine Government International Bond, 7.25%, 3/15/35(1)(3)(4)		750,000	127,110
			872,822
United Arab Emirates — 0.5%
UAE International Government Bond, 4.95%, 7/7/52(1)		3,300,000	3,336,310
Uzbekistan — 0.2%
Republic of Uzbekistan International Bond, 4.75%, 2/20/24		1,000,000	987,516
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $367,303,169)			363,729,810
CORPORATE BONDS — 26.0%
Austria — 0.3%
Suzano Austria GmbH, 3.75%, 1/15/31		2,000,000	1,700,074
Bermuda — 0.3%
Credicorp Ltd., 2.75%, 6/17/25		1,800,000	1,693,420
Brazil — 3.6%
Banco do Brasil SA, 4.75%, 3/20/24		2,500,000	2,479,362
Banco Votorantim SA, 4.375%, 7/29/25		2,000,000	1,930,168
Braskem Netherlands Finance BV, 7.25%, 2/13/33(1)		1,913,000	1,834,262
CSN Resources SA, 7.625%, 4/17/26		585,000	587,389
CSN Resources SA, 4.625%, 6/10/31(1)		1,000,000	772,358
Embraer Netherlands Finance BV, 6.95%, 1/17/28(1)		5,000,000	5,067,575
Guara Norte Sarl, 5.20%, 6/15/34(1)		5,144,721	4,387,083
Itau Unibanco Holding SA, 5.125%, 5/13/23		3,000,000	2,996,400
MC Brazil Downstream Trading Sarl, 7.25%, 6/30/31(1)		1,807,857	1,391,071
Minerva Luxembourg SA, 4.375%, 3/18/31		2,000,000	1,574,272
			23,019,940
Cayman Islands — 0.3%
Banco Bradesco SA, 3.20%, 1/27/25		2,000,000	1,914,880
Chile — 0.7%
Empresa Nacional del Petroleo, 6.15%, 5/10/33(1)(10)		1,800,000	1,809,000
Kenbourne Invest SA, 6.875%, 11/26/24(1)		854,000	564,712
Kenbourne Invest SA, 4.70%, 1/22/28(1)		1,599,000	869,064
VTR Finance NV, 6.375%, 7/15/28(1)		4,000,000	1,370,000
			4,612,776
China — 0.4%
Alibaba Group Holding Ltd., 4.20%, 12/6/47		450,000	359,932
Longfor Group Holdings Ltd., 3.95%, 9/16/29		2,000,000	1,501,241
9

	Principal Amount/Shares	Value
Tencent Holdings Ltd., 3.24%, 6/3/50	$1,300,000	$867,717
		2,728,890
Colombia — 2.5%
Ecopetrol SA, 5.875%, 9/18/23	2,235,000	2,228,932
Ecopetrol SA, 6.875%, 4/29/30	3,900,000	3,526,502
Ecopetrol SA, 4.625%, 11/2/31	1,060,000	795,916
Ecopetrol SA, 8.875%, 1/13/33	365,000	354,163
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA, 5.375%, 12/30/30(1)	6,760,000	4,287,530
Geopark Ltd., 5.50%, 1/17/27(1)	3,918,000	3,257,921
Millicom International Cellular SA, 4.50%, 4/27/31(1)(5)	2,200,000	1,704,682
		16,155,646
Guatemala — 0.3%
Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL, 5.25%, 4/27/29(1)	2,000,000	1,866,858
India — 0.5%
Greenko Dutch BV, 3.85%, 3/29/26	2,068,000	1,871,540
Reliance Industries Ltd., 2.875%, 1/12/32(1)	1,750,000	1,467,046
		3,338,586
Indonesia — 1.5%
Cikarang Listrindo Tbk PT, 4.95%, 9/14/26	1,000,000	941,438
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT, 5.45%, 5/15/30(1)	1,000,000	998,450
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT, 5.80%, 5/15/50(1)	2,150,000	1,953,904
Medco Bell Pte Ltd., 6.375%, 1/30/27(1)	1,668,000	1,523,131
Pertamina (Persero) PT, 6.50%, 5/27/41	2,300,000	2,393,129
Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara, 3.00%, 6/30/30	2,000,000	1,735,162
		9,545,214
Israel — 1.5%
Altice Financing SA, 5.00%, 1/15/28	1,000,000	810,727
Energean Israel Finance Ltd., 4.50%, 3/30/24(1)	4,052,000	3,967,164
Israel Electric Corp. Ltd., 6.875%, 6/21/23	2,203,000	2,206,913
Leviathan Bond Ltd., 5.75%, 6/30/23(1)	2,640,000	2,636,383
		9,621,187
Kazakhstan — 0.3%
KazMunayGas National Co. JSC, 4.75%, 4/19/27	500,000	475,985
KazMunayGas National Co. JSC, 5.75%, 4/19/47	1,500,000	1,191,810
		1,667,795
Luxembourg — 1.3%
EIG Pearl Holdings Sarl, 3.55%, 8/31/36(1)	4,500,000	3,891,217
Petrorio Luxembourg Trading Sarl, 6.125%, 6/9/26(1)	2,500,000	2,312,030
TMS Issuer Sarl, 5.78%, 8/23/32(1)	2,000,000	2,106,440
		8,309,687
Mexico — 4.8%
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.375%, 4/17/25	1,000,000	999,238
BBVA Bancomer SA, 4.375%, 4/10/24(1)	1,000,000	990,791
BBVA Bancomer SA, VRN, 5.125%, 1/18/33(1)	2,000,000	1,766,792
Cemex SAB de CV, VRN, 9.125%(1)(6)	1,900,000	1,889,077
Cometa Energia SA de CV, 6.375%, 4/24/35(1)	2,668,250	2,556,370
Industrias Penoles SAB de CV, 4.75%, 8/6/50(1)	1,750,000	1,429,303
10

	Principal Amount/Shares	Value
Infraestructura Energetica Nova SAPI de CV, 4.75%, 1/15/51(1)	$4,300,000	$3,256,175
Minera Mexico SA de CV, 4.50%, 1/26/50(1)	1,693,000	1,310,096
Orbia Advance Corp. SAB de CV, 2.875%, 5/11/31	2,000,000	1,626,500
Petroleos Mexicanos, 5.35%, 2/12/28	2,000,000	1,662,820
Petroleos Mexicanos, 5.95%, 1/28/31	7,100,000	5,252,780
Petroleos Mexicanos, 6.70%, 2/16/32	1,982,000	1,527,176
Petroleos Mexicanos, 10.00%, 2/7/33(1)(5)	3,690,000	3,430,276
Tierra Mojada Luxembourg II Sarl, 5.75%, 12/1/40(1)	3,474,051	2,952,446
		30,649,840
Nigeria — 0.3%
IHS Netherlands Holdco BV, 8.00%, 9/18/27(1)	2,300,000	2,028,255
Panama — 0.4%
C&W Senior Financing DAC, 6.875%, 9/15/27(1)	3,095,000	2,711,576
Peru — 0.3%
Inkia Energy Ltd., 5.875%, 11/9/27	1,122,000	1,045,042
Petroleos del Peru SA, 5.625%, 6/19/47(1)	1,900,000	1,206,879
		2,251,921
Qatar — 0.6%
Ooredoo International Finance Ltd., 5.00%, 10/19/25	300,000	302,784
Ooredoo International Finance Ltd., 2.625%, 4/8/31(1)	400,000	350,750
Ooredoo International Finance Ltd., 4.50%, 1/31/43(1)	1,900,000	1,854,318
Ras Laffan Liquefied Natural Gas Co. Ltd. 3, 6.33%, 9/30/27	1,469,000	1,504,914
		4,012,766
Saudi Arabia — 2.2%
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 2/26/27	1,000,000	989,276
SA Global Sukuk Ltd., 2.69%, 6/17/31(1)	1,290,000	1,152,725
SABIC Capital II BV, 4.00%, 10/10/23	6,041,000	6,007,104
Saudi Arabian Oil Co., 3.25%, 11/24/50	8,000,000	5,768,080
		13,917,185
South Africa — 1.3%
Eskom Holdings SOC Ltd., 6.75%, 8/6/23(1)	4,000,000	3,970,900
Eskom Holdings SOC Ltd., 7.125%, 2/11/25(1)	1,900,000	1,858,675
Eskom Holdings SOC Ltd., 6.35%, 8/10/28(1)	2,000,000	1,888,000
Prosus NV, 4.19%, 1/19/32	520,000	442,319
		8,159,894
United Arab Emirates — 0.9%
Abu Dhabi National Energy Co. PJSC, 4.375%, 1/24/29(1)	905,000	914,747
DP World Crescent Ltd., 3.91%, 5/31/23	3,000,000	2,994,855
DP World Crescent Ltd., 4.85%, 9/26/28	800,000	802,100
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(1)	1,092,328	898,353
		5,610,055
United Kingdom — 0.6%
Endeavour Mining PLC, 5.00%, 10/14/26	1,000,000	871,300
Vedanta Resources Ltd., 7.125%, 5/31/23	3,000,000	2,926,939
		3,798,239
United States — 1.0%
DAE Funding LLC, 3.375%, 3/20/28(1)	3,000,000	2,755,410
SierraCol Energy Andina LLC, 6.00%, 6/15/28(1)	5,000,000	3,707,000
		6,462,410
Zambia — 0.1%
First Quantum Minerals Ltd., 6.875%, 10/15/27(1)	1,000,000	971,774
TOTAL CORPORATE BONDS (Cost $185,155,363)		166,748,868
11

	Principal Amount/Shares	Value
U.S. TREASURY SECURITIES — 2.1%
U.S. Treasury Bonds, 2.00%, 8/15/51	$2,000,000	$1,408,594
U.S. Treasury Notes, 2.875%, 8/15/28(7)	3,885,000	3,764,808
U.S. Treasury Notes, 1.25%, 8/15/31	3,000,000	2,537,695
U.S. Treasury Notes, 1.875%, 2/15/32(7)	6,700,000	5,922,957
TOTAL U.S. TREASURY SECURITIES (Cost $16,020,379)		13,634,054
PREFERRED STOCKS — 0.1%
Mexico — 0.1%
Banco Mercantil del Norte SA, 8.375%(1) (Cost $600,000)	600,000	568,050
SHORT-TERM INVESTMENTS — 12.9%
Money Market Funds — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	319,006	319,006
State Street Navigator Securities Lending Government Money Market Portfolio(8)	2,174,630	2,174,630
		2,493,636
Repurchase Agreements — 11.7%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.625% - 3.75%, 11/15/29 - 8/15/49, valued at $16,923,552), in a joint trading account at 4.70%, dated 4/28/23, due 5/1/23 (Delivery value $16,633,748)		16,627,236
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.875%, 12/31/27, valued at $59,858,784), at 4.79%, dated 4/28/23, due 5/1/23 (Delivery value $58,708,425)		58,685,000
		75,312,236
Treasury Bills(9) — 0.8%
U.S. Treasury Bills, 5.09%, 8/24/23	$5,000,000	4,920,638
TOTAL SHORT-TERM INVESTMENTS (Cost $82,727,688)		82,726,510
TOTAL INVESTMENT SECURITIES — 97.9% (Cost $651,806,599)		627,407,292
OTHER ASSETS AND LIABILITIES — 2.1%		13,771,230
TOTAL NET ASSETS — 100.0%		$641,178,522

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	162,092,563	USD	30,541,839	Goldman Sachs & Co.	6/15/23	$1,685,520
BRL	49,615,532	USD	9,235,952	Goldman Sachs & Co.	6/15/23	628,644
BRL	34,019,316	USD	6,372,186	Goldman Sachs & Co.	6/15/23	391,559
BRL	33,245,538	USD	6,251,700	Goldman Sachs & Co.	6/15/23	358,202
BRL	15,586,330	USD	2,941,927	Goldman Sachs & Co.	6/15/23	156,958
BRL	16,314,324	USD	3,091,298	Goldman Sachs & Co.	6/15/23	152,328
BRL	16,314,323	USD	3,092,763	Goldman Sachs & Co.	6/15/23	150,863
BRL	12,932,674	USD	2,481,089	Goldman Sachs & Co.	6/15/23	90,195
BRL	38,125,603	USD	7,548,279	Goldman Sachs & Co.	6/15/23	31,880
BRL	30,958,069	USD	6,072,829	Goldman Sachs & Co.	6/15/23	82,276
USD	11,557,801	BRL	61,649,311	Goldman Sachs & Co.	6/15/23	(699,359)
USD	2,860,100	BRL	15,230,920	Goldman Sachs & Co.	6/15/23	(168,122)
USD	11,905,313	BRL	64,324,407	Goldman Sachs & Co.	6/15/23	(883,711)
USD	6,483,867	BRL	33,311,516	Goldman Sachs & Co.	6/15/23	(139,152)
12

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,179,464	BRL	31,722,280	Goldman Sachs & Co.	6/15/23	$(127,582)
USD	5,619,990	BRL	28,581,583	Goldman Sachs & Co.	6/15/23	(62,621)
CLP	12,574,347,286	USD	15,193,750	Bank of America N.A.(11)	6/15/23	293,957
CLP	4,876,048,235	USD	5,851,492	Bank of America N.A.(11)	6/15/23	154,291
CLP	5,000,921,125	USD	6,004,948	Bank of America N.A.(11)	6/15/23	154,640
CLP	5,106,236,987	USD	6,182,633	Bank of America N.A.(11)	6/15/23	106,671
CLP	2,527,038,539	USD	3,052,348	Bank of America N.A.(11)	6/15/23	60,182
CLP	2,431,040,482	USD	2,971,206	Bank of America N.A.(11)	6/15/23	23,084
CLP	5,132,478,076	USD	6,375,749	Morgan Stanley	6/15/23	(54,124)
USD	8,868,974	CLP	7,212,692,774	Bank of America N.A.(11)	6/15/23	(14,833)
USD	6,608,313	CLP	5,361,654,512	Bank of America N.A.(11)	6/15/23	4,413
USD	6,020,184	CLP	4,876,048,235	Bank of America N.A.(11)	6/15/23	14,401
USD	6,181,941	CLP	5,081,246,160	Bank of America N.A.(11)	6/15/23	(76,583)
USD	6,272,562	CLP	5,018,049,723	Bank of America N.A.(11)	6/15/23	91,877
USD	6,072,317	CLP	4,965,941,250	Bank of America N.A.(11)	6/15/23	(44,186)
USD	6,390,833	CLP	5,132,478,076	Morgan Stanley	6/15/23	69,208
CNY	146,680,870	USD	21,377,377	Morgan Stanley	6/15/23	(121,231)
USD	5,997,045	CNY	41,170,916	Morgan Stanley	6/15/23	30,794
COP	29,448,685,740	USD	6,025,923	Morgan Stanley	6/15/23	180,682
COP	22,351,021,836	USD	4,635,218	Morgan Stanley	6/15/23	75,483
COP	22,904,084,792	USD	4,899,269	UBS AG	6/15/23	(72,005)
USD	8,141,747	COP	40,415,632,235	Morgan Stanley	6/15/23	(376,252)
USD	4,991,313	COP	23,763,639,482	Morgan Stanley	6/15/23	(17,112)
USD	6,376,713	COP	30,805,901,257	UBS AG	6/15/23	(115,939)
USD	5,229,855	COP	23,743,540,212	UBS AG	6/15/23	225,666
CZK	89,295,096	USD	3,997,990	UBS AG	6/15/23	175,330
CZK	136,036,603	USD	6,082,074	UBS AG	6/15/23	275,769
CZK	132,233,848	USD	5,792,424	UBS AG	6/15/23	387,694
CZK	199,921,953	USD	8,846,104	UBS AG	6/15/23	497,503
CZK	380,560,413	USD	17,422,534	UBS AG	6/15/23	363,441
USD	7,761,759	CZK	167,085,985	Bank of America N.A.(11)	6/15/23	(47,217)
USD	16,447,049	CZK	363,710,041	UBS AG	6/15/23	(551,403)
USD	4,138,204	CZK	92,869,151	UBS AG	6/15/23	(202,154)
USD	17,283,953	CZK	385,333,453	UBS AG	6/15/23	(725,097)
USD	5,879,354	CZK	134,302,076	UBS AG	6/15/23	(397,425)
USD	9,439,341	CZK	206,721,566	UBS AG	6/15/23	(222,055)
HUF	2,336,028,430	USD	6,686,235	JPMorgan Chase Bank N.A.	6/15/23	122,362
HUF	3,452,051,875	USD	9,479,258	UBS AG	6/15/23	582,104
HUF	2,195,324,358	USD	5,922,904	UBS AG	6/15/23	475,596
HUF	738,823,590	USD	1,928,897	UBS AG	6/15/23	224,481
HUF	1,106,199,423	USD	2,888,384	UBS AG	6/15/23	335,748
HUF	2,294,717,718	USD	5,990,804	UBS AG	6/15/23	697,387
HUF	2,721,698,194	USD	7,159,537	UBS AG	6/15/23	773,133
HUF	2,083,834,610	USD	5,660,594	UBS AG	6/15/23	412,957
USD	6,534,667	HUF	2,259,106,177	Bank of America N.A.(11)	6/15/23	(49,732)
USD	5,876,468	HUF	2,171,648,662	UBS AG	6/15/23	(453,027)
USD	3,517,339	HUF	1,302,064,913	UBS AG	6/15/23	(277,663)
USD	5,866,118	HUF	2,173,662,658	UBS AG	6/15/23	(469,246)
USD	9,361,219	HUF	3,478,394,159	UBS AG	6/15/23	(776,920)
USD	2,743,976	HUF	1,005,727,150	UBS AG	6/15/23	(187,320)
USD	3,043,283	HUF	1,115,288,056	UBS AG	6/15/23	(207,339)
13

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	8,830,856	HUF	3,111,895,639	UBS AG	6/15/23	$(239,085)
IDR	89,255,213,685	USD	6,060,651	Goldman Sachs & Co.	6/15/23	20,136
IDR	50,751,476,981	USD	3,365,259	Morgan Stanley	6/15/23	92,342
USD	1,366,122	IDR	20,976,802,413	Goldman Sachs & Co.	6/15/23	(62,988)
USD	8,755,826	IDR	135,277,513,894	Morgan Stanley	6/15/23	(460,373)
ILS	44,610,532	USD	12,287,622	Bank of America N.A.(11)	6/15/23	22,053
ILS	44,122,812	USD	12,335,489	UBS AG	6/15/23	(160,394)
USD	9,243,177	ILS	33,650,709	Bank of America N.A.(11)	6/15/23	(42,283)
USD	3,061,317	ILS	10,959,823	Bank of America N.A.(11)	6/15/23	37,101
USD	12,251,096	ILS	44,122,812	UBS AG	6/15/23	76,001
INR	499,205,218	USD	6,070,102	Goldman Sachs & Co.	6/15/23	24,198
INR	525,428,445	USD	6,398,690	Goldman Sachs & Co.	6/15/23	15,743
USD	9,025,858	INR	748,875,418	Goldman Sachs & Co.	6/15/23	(116,417)
USD	3,340,297	INR	275,758,245	Goldman Sachs & Co.	6/15/23	(26,161)
KRW	8,818,718,178	USD	6,762,821	JPMorgan Chase Bank N.A.	6/15/23	(155,070)
KRW	11,994,308,871	USD	9,238,828	Morgan Stanley	6/15/23	(251,649)
KRW	3,800,478,357	USD	2,928,401	Morgan Stanley	6/15/23	(80,752)
KRW	7,947,271,849	USD	6,133,101	Morgan Stanley	6/15/23	(178,313)
KRW	7,977,259,468	USD	6,113,077	Morgan Stanley	6/15/23	(135,820)
KRW	16,030,124,115	USD	12,353,386	Morgan Stanley	6/15/23	(342,223)
KRW	8,043,901,272	USD	6,292,409	Morgan Stanley	6/15/23	(265,219)
KRW	7,802,033,680	USD	6,021,017	Morgan Stanley	6/15/23	(175,055)
KRW	508,551,740	USD	391,947	Morgan Stanley	6/15/23	(10,896)
USD	6,474,631	KRW	8,617,734,579	JPMorgan Chase Bank N.A.	6/15/23	17,475
USD	12,039,627	KRW	15,794,787,228	Morgan Stanley	6/15/23	204,799
USD	12,225,189	KRW	15,924,531,317	Morgan Stanley	6/15/23	293,145
USD	6,217,760	KRW	8,001,324,865	Morgan Stanley	6/15/23	222,472
USD	5,932,486	KRW	7,762,657,624	Morgan Stanley	6/15/23	116,028
USD	6,223,782	KRW	8,311,861,130	Morgan Stanley	6/15/23	(4,187)
USD	6,379,363	KRW	8,509,750,787	Morgan Stanley	6/15/23	3,117
MXN	232,538,329	USD	12,624,694	Bank of America N.A.(11)	6/15/23	194,764
MXN	173,169,289	USD	9,239,736	Goldman Sachs & Co.	6/15/23	306,804
MXN	225,405,577	USD	12,342,432	UBS AG	6/15/23	83,809
MXN	109,580,339	USD	6,007,035	UBS AG	6/15/23	33,950
MXN	222,700,603	USD	11,624,722	UBS AG	6/15/23	652,399
MXN	124,100,219	USD	6,484,493	UBS AG	6/15/23	356,950
MXN	110,432,763	USD	5,790,916	UBS AG	6/15/23	297,062
MXN	120,741,394	USD	6,346,793	UBS AG	6/15/23	309,483
MXN	116,165,705	USD	6,092,858	UBS AG	6/15/23	311,167
USD	997,848	MXN	18,318,282	Goldman Sachs & Co.	6/15/23	(12,009)
USD	3,073,419	MXN	56,459,697	Goldman Sachs & Co.	6/15/23	(39,112)
USD	1,842,358	MXN	33,875,819	Goldman Sachs & Co.	6/15/23	(25,161)
USD	6,160,200	MXN	112,695,558	Goldman Sachs & Co.	6/15/23	(52,522)
USD	6,289,887	MXN	116,299,729	Goldman Sachs & Co.	6/15/23	(121,527)
USD	1,129,378	MXN	20,827,873	Morgan Stanley	6/15/23	(18,828)
USD	26,085,276	MXN	480,724,770	UBS AG	6/15/23	(416,295)
USD	5,992,645	MXN	110,624,219	UBS AG	6/15/23	(105,888)
USD	5,116,083	MXN	93,405,046	UBS AG	6/15/23	(33,184)
USD	6,144,712	MXN	115,204,225	UBS AG	6/15/23	(206,309)
USD	5,843,997	MXN	109,300,398	UBS AG	6/15/23	(181,556)
USD	5,713,316	MXN	108,310,780	UBS AG	6/15/23	(257,681)
14

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,051,100	MXN	114,598,579	UBS AG	6/15/23	$(266,532)
USD	6,384,975	MXN	119,881,094	UBS AG	6/15/23	(223,874)
USD	8,858,729	MXN	167,686,877	UBS AG	6/15/23	(385,575)
MYR	3,366,807	USD	754,636	Goldman Sachs & Co.	6/15/23	4,424
PEN	7,967,235	USD	2,090,589	Goldman Sachs & Co.	6/15/23	53,160
PEN	8,001,501	USD	2,098,424	Goldman Sachs & Co.	6/15/23	54,545
PEN	26,085,369	USD	6,889,955	Goldman Sachs & Co.	6/15/23	128,852
USD	2,977,978	PEN	11,347,584	Goldman Sachs & Co.	6/15/23	(75,324)
USD	6,882,785	PEN	26,065,106	Goldman Sachs & Co.	6/15/23	(130,569)
PHP	675,889,781	USD	12,160,665	Morgan Stanley	6/15/23	39,779
USD	9,202,163	PHP	507,066,785	Morgan Stanley	6/15/23	49,132
USD	3,109,652	PHP	168,822,996	Morgan Stanley	6/15/23	62,239
PLN	40,882,668	USD	9,600,724	Bank of America N.A.(11)	6/15/23	198,495
PLN	11,823,115	USD	2,660,742	UBS AG	6/15/23	173,155
PLN	20,593,685	USD	4,629,771	UBS AG	6/15/23	306,356
PLN	27,198,720	USD	6,189,940	UBS AG	6/15/23	329,356
USD	9,928,698	PLN	43,060,277	Goldman Sachs & Co.	6/15/23	(392,475)
USD	6,140,610	PLN	27,187,920	UBS AG	6/15/23	(376,097)
RON	12,545,221	USD	2,788,084	Morgan Stanley	6/15/23	14,322
RON	50,708,727	USD	10,924,687	UBS AG	6/15/23	402,849
RON	50,882,896	USD	10,954,337	UBS AG	6/15/23	412,106
RON	22,875,227	USD	5,129,273	UBS AG	6/15/23	(19,305)
USD	7,132,111	RON	32,024,111	Bank of America N.A.(11)	6/15/23	(21,575)
USD	6,093,614	RON	27,547,621	Goldman Sachs & Co.	6/15/23	(60,093)
USD	10,851,893	RON	50,708,727	UBS AG	6/15/23	(475,643)
USD	5,894,135	RON	26,731,612	UBS AG	6/15/23	(77,289)
THB	798,263,479	USD	23,201,961	Bank of America N.A.(11)	6/15/23	273,499
THB	203,978,934	USD	5,949,509	Bank of America N.A.(11)	6/15/23	49,136
THB	222,369,866	USD	6,598,512	Bank of America N.A.(11)	6/15/23	(59,024)
THB	212,317,621	USD	6,281,215	Bank of America N.A.(11)	6/15/23	(37,344)
USD	9,892,936	THB	344,224,715	Bank of America N.A.(11)	6/15/23	(230,080)
USD	5,872,377	THB	202,802,540	Bank of America N.A.(11)	6/15/23	(91,673)
USD	6,477,583	THB	219,849,173	Bank of America N.A.(11)	6/15/23	12,223
USD	6,426,005	THB	219,538,026	Goldman Sachs & Co.	6/15/23	(30,205)
USD	5,222,823	THB	177,800,579	Goldman Sachs & Co.	6/15/23	(5,965)
USD	3,447,187	THB	117,158,495	UBS AG	6/15/23	1,771
TWD	276,019,712	USD	9,141,239	Goldman Sachs & Co.	6/15/23	(137,034)
USD	9,100,551	TWD	276,019,712	Goldman Sachs & Co.	6/15/23	96,346
USD	9,304,969	TWD	280,777,430	Goldman Sachs & Co.	6/15/23	145,560
USD	3,263,032	TWD	98,641,461	Goldman Sachs & Co.	6/15/23	45,190
USD	8,723,849	ZAR	157,417,592	Bank of America N.A.(11)	6/15/23	151,869
USD	9,244,291	ZAR	166,764,781	Goldman Sachs & Co.	6/15/23	163,322
USD	5,611,525	ZAR	104,118,185	Goldman Sachs & Co.	6/15/23	(58,101)
USD	6,300,788	ZAR	116,585,548	Morgan Stanley	6/15/23	(47,733)
USD	5,932,181	ZAR	109,387,819	Morgan Stanley	6/15/23	(24,397)
USD	5,153,325	ZAR	93,958,710	Morgan Stanley	6/15/23	36,920
USD	6,041,259	ZAR	113,358,189	UBS AG	6/15/23	(131,520)
USD	5,979,723	ZAR	109,409,271	UBS AG	6/15/23	21,977
ZAR	176,420,071	USD	9,729,123	Bank of America N.A.(11)	6/15/23	(122,387)
ZAR	91,762,404	USD	4,990,410	Morgan Stanley	6/15/23	6,398
ZAR	115,997,894	USD	6,244,803	UBS AG	6/15/23	71,719
15

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ZAR	119,783,731	USD	6,595,215	UBS AG	6/15/23	$(72,540)
ZAR	106,938,275	USD	5,844,899	UBS AG	6/15/23	(21,708)
ZAR	117,158,712	USD	6,548,838	UBS AG	6/15/23	(169,106)
ZAR	100,734,267	USD	5,650,526	UBS AG	6/15/23	(165,167)
						$1,908,275

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	79	June 2023	$16,286,961	$191,990
U.S. Treasury 5-Year Notes	98	June 2023	10,754,735	188,200
U.S. Treasury 10-Year Notes	425	June 2023	48,961,328	(12,694)
U.S. Treasury Ultra Bonds	85	June 2023	12,019,531	171,678
			$88,022,555	$539,174
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	271	June 2023	$32,913,797	$(1,171,036)
U.S. Treasury Long Bonds	28	June 2023	3,686,375	(176,804)
			$36,600,172	$(1,347,840)
^Amount represents value and unrealized appreciation (depreciation).

16

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Brazil Government International Bond	Buy	(1.00)%	6/20/28	$33,530,000	$2,190,355	$(430,358)	$1,759,997
Chile Government International Bond	Buy	(1.00)%	6/20/28	$7,500,000	72,229	(83,041)	(10,812)
Malaysia Government International Bond	Buy	(1.00)%	6/20/28	$6,800,000	(63,207)	(36,624)	(99,831)
Markit CDX North America High Yield Index Series 39	Buy	(5.00)%	12/20/27	$12,474,000	185,497	(508,253)	(322,756)
Mexico Government International Bond	Buy	(1.00)%	6/20/28	$38,870,000	686,135	(503,401)	182,734
Republic of South Africa Government International Bond	Buy	(1.00)%	6/20/28	$18,713,000	1,552,700	(110,189)	1,442,511
					$4,623,709	$(1,671,866)	$2,951,843
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
BZDIOVRA	Pay	11.97%	1/2/26	BRL	38,987,649	$(530)	$50,200	$49,670

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount		Value*
Bank of America N. A..(11)	BZDIOVRA	Pay	11.59%	1/2/24	BRL	88,768,541	$(498,617)
Bank of America N. A..(11)	BZDIOVRA	Pay	12.85%	1/2/24	BRL	80,739,159	(117,322)
Barclays Bank PLC	BZDIOVRA	Pay	11.56%	1/2/26	BRL	31,677,942	(16,867)
Goldman Sachs & Co.	BZDIOVRA	Pay	12.96%	1/2/26	BRL	60,455,066	378,616
Morgan Stanley	BZDIOVRA	Pay	11.03%	1/2/24	BRL	105,566,396	(788,454)
							$(1,042,644)
*Amount represents value and unrealized appreciation (depreciation).
17

NOTES TO SCHEDULE OF INVESTMENTS
BRL	–	Brazilian Real
BZDIOVRA	–	Brazil Interbank Deposit Rate
CDX	–	Credit Derivatives Indexes
CLP	–	Chilean Peso
CNY	–	Chinese Yuan
COP	–	Colombian Peso
CZK	–	Czech Koruna
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
ILS	–	Israeli Shekel
INR	–	Indian Rupee
KRW	–	South Korean Won
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
PEN	–	Peruvian Sol
PHP	–	Philippine Peso
PLN	–	Polish Zloty
RON	–	New Romanian Leu
THB	–	Thai Baht
TWD	–	Taiwanese Dollar
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
ZAR	–	South African Rand
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $145,364,521, which represented 22.7% of total net assets.
(2)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(3)Security is in default.
(4)Non-income producing.
(5)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,322,969. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(6)Perpetual maturity with no stated maturity date.
(7)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $8,683,484.
(8)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,422,110, which includes securities collateral of $247,480.
(9)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(10)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(11)Collateral has been received at the custodian for collateral requirements on forward foreign currency exchange contracts and swap agreements. At the period end, the aggregate value of securities received was $329,028.

See Notes to Financial Statements.
18

Statement of Assets and Liabilities

APRIL 30, 2023 (UNAUDITED)
Assets
Investment securities, at value (cost of $574,319,733) — including $2,322,969 of securities on loan	$549,920,426
Repurchase agreements, at value (cost of $75,312,236)	75,312,236
Investment made with cash collateral received for securities on loan, at value (cost of $2,174,630)	2,174,630
Total investment securities, at value (cost of $651,806,599)	627,407,292
Cash	1,740,852
Foreign currency holdings, at value (cost of $1,387,186)	17,966
Receivable for investments sold	8,883,462
Receivable for capital shares sold	112,380
Receivable for variation margin on futures contracts	153,182
Unrealized appreciation on forward foreign currency exchange contracts	17,532,977
Swap agreements, at value	378,616
Interest receivable	9,387,017
Securities lending receivable	687
665,614,431

Liabilities
Payable for collateral received for swap agreements and forward foreign currency exchange contracts	1,980,000
Payable for collateral received for securities on loan	2,174,630
Payable for investments purchased	2,830,916
Payable for capital shares redeemed	33,774
Payable for variation margin on swap agreements	247,150
Unrealized depreciation on forward foreign currency exchange contracts	15,624,702
Swap agreements, at value	1,421,260
Accrued management fees	102,995
Distribution and service fees payable	128
Accrued foreign taxes	20,354
24,435,909

Net Assets	$641,178,522

Net Assets Consist of:
Capital paid in	$751,749,610
Distributable earnings (loss)	(110,571,088)
$641,178,522

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$106,021,604	12,007,071	$8.83
I Class	$6,596,531	746,799	$8.83
Y Class	$23,988,084	2,716,513	$8.83
A Class	$207,788	23,564	$8.82
C Class	$7,556	860	$8.79
R Class	$180,415	20,472	$8.81
R5 Class	$64,222	7,273	$8.83
R6 Class	$283,910	32,143	$8.83
G Class	$503,828,412	57,007,142	$8.84
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $9.24 (net asset value divided by 0.955). A contingent deferred sales charge may be imposed on redemptions of Class A and Class C.

See Notes to Financial Statements.
19

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2023 (UNAUDITED)
Investment Income (Loss)
Income:
Interest (net of foreign taxes withheld of $143,928)	$19,208,716
Securities lending, net	25,086
19,233,802

Expenses:
Management fees	2,262,442
Interest expenses	139,925
Distribution and service fees:
A Class	263
C Class	83
R Class	413
Trustees' fees and expenses	19,293
2,422,419
Fees waived - G Class	(1,676,019)
746,400

Net investment income (loss)	18,487,402

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(10,356,328)
Forward foreign currency exchange contract transactions	97,325
Futures contract transactions	2,916,350
Swap agreement transactions	(2,730,624)
Foreign currency translation transactions	135,148
(9,938,129)

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $(20,354))	53,611,293
Forward foreign currency exchange contracts	3,060,929
Futures contracts	(4,016,921)
Swap agreements	(1,688,523)
Translation of assets and liabilities in foreign currencies	68,055
51,034,833

Net realized and unrealized gain (loss)	41,096,704

Net Increase (Decrease) in Net Assets Resulting from Operations	$59,584,106

See Notes to Financial Statements.
20

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2023 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2022
Increase (Decrease) in Net Assets	April 30, 2023	October 31, 2022
Operations
Net investment income (loss)	$18,487,402	$33,949,339
Net realized gain (loss)	(9,938,129)	(77,230,360)
Change in net unrealized appreciation (depreciation)	51,034,833	(89,512,343)
Net increase (decrease) in net assets resulting from operations	59,584,106	(132,793,364)

Distributions to Shareholders
From earnings:
Investor Class	(2,579,534)	(2,113,494)
I Class	(247,954)	(247,125)
Y Class	(652,553)	(578,115)
A Class	(5,568)	(4,959)
C Class	(403)	(445)
R Class	(4,227)	(2,525)
R5 Class	(965)	(180)
R6 Class	(7,082)	(7,445)
G Class	(15,311,041)	(15,053,370)
Decrease in net assets from distributions	(18,809,327)	(18,007,658)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	55,385,413	(25,855,182)

Net increase (decrease) in net assets	96,160,192	(176,656,204)

Net Assets
Beginning of period	545,018,330	721,674,534
End of period	$641,178,522	$545,018,330

See Notes to Financial Statements.
21

Notes to Financial Statements

APRIL 30, 2023 (UNAUDITED)

1. Organization

American Century International Bond Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Emerging Markets Debt Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek total return.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

22

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund  records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income —  Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

23

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly, but may be paid less frequently. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2023.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$2,174,630	—	—	—	$2,174,630
Gross amount of recognized liabilities for securities lending transactions					$2,174,630
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

24

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 50% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.  The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

The annual management fee for each class is as follows:

Investor Class	I Class	Y Class	A Class	C Class	R Class	R5 Class	R6 Class	G Class
0.96%	0.86%	0.76%	0.96%	0.96%	0.96%	0.76%	0.71%	0.00%(1)
(1)Annual management fee before waiver was 0.71%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2023 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2023 were $233,822,091 and $184,320,194, respectively.

25

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended April 30, 2023		Year ended October 31, 2022
	Shares	Amount	Shares	Amount
Investor Class
Sold	2,677,710	$23,863,543	798,617	$7,874,076
Issued in reinvestment of distributions	297,076	2,574,194	219,029	2,107,590
Redeemed	(1,365,456)	(11,955,251)	(512,418)	(4,757,455)
	1,609,330	14,482,486	505,228	5,224,211
I Class
Sold	950,271	8,380,264	792,201	7,336,400
Issued in reinvestment of distributions	28,603	247,954	25,605	247,035
Redeemed	(826,549)	(7,276,988)	(1,403,134)	(12,232,755)
	152,325	1,351,230	(585,328)	(4,649,320)
Y Class
Sold	303,990	2,658,668	460,721	4,400,910
Issued in reinvestment of distributions	75,250	652,102	60,272	578,104
Redeemed	(218,448)	(1,908,872)	(498,935)	(4,553,356)
	160,792	1,401,898	22,058	425,658
A Class
Sold	—	—	2,036	20,745
Issued in reinvestment of distributions	643	5,568	512	4,959
Redeemed	(1,808)	(15,961)	(3,704)	(33,583)
	(1,165)	(10,393)	(1,156)	(7,879)
C Class
Issued in reinvestment of distributions	47	403	45	445
Redeemed	(1,207)	(10,607)	(1,501)	(13,239)
	(1,160)	(10,204)	(1,456)	(12,794)
R Class
Sold	5,388	47,228	5,773	51,870
Issued in reinvestment of distributions	488	4,227	257	2,499
Redeemed	(3,481)	(30,498)	(3,383)	(31,593)
	2,395	20,957	2,647	22,776
R5 Class
Sold	6,435	56,494	83	761
Issued in reinvestment of distributions	111	965	19	180
Redeemed	(120)	(1,061)	(43)	(368)
	6,426	56,398	59	573
R6 Class
Sold	5,870	51,134	2,556	24,474
Issued in reinvestment of distributions	817	7,082	777	7,445
Redeemed	(7,062)	(61,570)	(4,254)	(39,696)
	(375)	(3,354)	(921)	(7,777)
G Class
Sold	3,889,320	34,065,836	3,028,065	28,025,562
Issued in reinvestment of distributions	1,766,829	15,311,041	1,583,182	15,053,370
Redeemed	(1,284,327)	(11,280,482)	(7,189,977)	(69,929,562)
	4,371,822	38,096,395	(2,578,730)	(26,850,630)
Net increase (decrease)	6,300,390	$55,385,413	(2,637,599)	$(25,855,182)

26

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.
•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Sovereign Governments and Agencies	—	$363,729,810	—
Corporate Bonds	—	166,748,868	—
U.S. Treasury Securities	—	13,634,054	—
Preferred Stocks	—	568,050	—
Short-Term Investments	$319,006	82,407,504	—
	$319,006	$627,088,286	—
Other Financial Instruments
Futures Contracts	$551,868	—	—
Swap Agreements	—	$3,813,528	—
Forward Foreign Currency Exchange Contracts	—	17,532,977	—
	$551,868	$21,346,505	—

Liabilities
Other Financial Instruments
Futures Contracts	$1,360,534	—	—
Swap Agreements	—	$1,854,659	—
Forward Foreign Currency Exchange Contracts	—	15,624,702	—
	$1,360,534	$17,479,361	—

27

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $107,275,333.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $1,076,727,505.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts or interest rate swap agreements in order to manage its exposure to changes in market conditions. The value of bonds generally declines as interest rates rise. The risks of entering into interest rate risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. The fund's average notional exposure to these interest rate risk derivative instruments held during the period was $75,741,123 futures contracts purchased and $38,752,958 futures contracts sold.

28

A fund may enter into interest rate swap agreements to gain exposure to declines in interest rates, to protect against increases in interest rates, or to maintain its ability to generate income at prevailing interest rates. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The fund's average notional amount on interest rate swap agreements held during the period was $69,950,726.

Value of Derivative Instruments as of April 30, 2023

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	$216,462
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$17,532,977	Unrealized depreciation on forward foreign currency exchange contracts	15,624,702
Interest Rate Risk	Receivable for variation margin on futures contracts*	153,182	Payable for variation margin on futures contracts*	—
Interest Rate Risk	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	30,688
Interest Rate Risk	Swap agreements	378,616	Swap agreements	1,421,260
		$18,064,775		$17,293,112
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2023

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(2,688,342)	Change in net unrealized appreciation (depreciation) on swap agreements	$(1,668,105)
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	97,325	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	3,060,929
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	2,916,350	Change in net unrealized appreciation (depreciation) on futures contracts	(4,016,921)
Interest Rate Risk	Net realized gain (loss) on swap agreement transactions	(42,282)	Change in net unrealized appreciation (depreciation) on swap agreements	(20,418)
		$283,051		$(2,644,515)

29

Counterparty Risk — The fund is subject to counterparty risk, or the risk that an institution will fail to perform its obligations to the fund. The investment advisor attempts to minimize counterparty risk prior to entering into transactions by performing extensive reviews of the creditworthiness of all potential counterparties. The fund may also enter into agreements that provide provisions for legally enforceable master netting arrangements to manage the credit risk between counterparties related to forward foreign currency exchange contracts and/or over-the-counter swap agreements. A master netting arrangement provides for the net settlement of multiple contracts with a single counterparty through a single payment in the event of default or termination of any one contract. To mitigate counterparty risk, the fund may receive assets or be required to pledge assets at the custodian bank or with a broker as designated under prescribed collateral provisions.

The fund does not offset assets and liabilities subject to master netting arrangements on the Statement of Assets and Liabilities for financial reporting purposes. The fund’s asset derivatives and liability derivatives that are subject to legally enforceable offsetting arrangements as of period end were as follows:

Counterparty	Gross Amount on Statement of Assets and Liabilities	Amount Eligible for Offset	Collateral	Net Exposure*
Assets
Bank of America N.A.	$1,842,656	$(1,452,856)	$(329,088)	$60,712
Goldman Sachs & Co.	5,165,321	(3,426,210)	(1,739,111)	—
JPMorgan Chase Bank N.A.	139,837	(139,837)	—	—
Morgan Stanley	1,496,860	(1,496,860)	—	—
UBS AG	9,266,919	(8,642,341)	—	624,578
	$17,911,593	$(15,158,104)	$(2,068,199)	$685,290

Liabilities
Bank of America N.A.	$1,452,856	$(1,452,856)	—	—
Barclays Bank PLC	16,867	—	—	$16,867
Goldman Sachs & Co.	3,426,210	(3,426,210)	—	—
JPMorgan Chase Bank N.A.	155,070	(139,837)	—	15,233
Morgan Stanley	3,352,618	(1,496,860)	$(1,855,758)	—
UBS AG	8,642,341	(8,642,341)	—	—
	$17,045,962	$(15,158,104)	$(1,855,758)	$32,100
*The net exposure represents the amount receivable from the counterparty or amount payable to the counterparty in the event of default or termination.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund  may invest in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

30

The majority of the fund is owned by a relatively small number of shareholders. To the extent that a large shareholder (including a fund of funds) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets. In the event of a large shareholder redemption, the ongoing operations of the fund may be at risk.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$660,869,166
Gross tax appreciation of investments	$14,028,538
Gross tax depreciation of investments	(47,490,412)
Net tax appreciation (depreciation) of investments	$(33,461,874)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2022, the fund had accumulated short-term capital losses of $(57,887,868) and accumulated long-term capital losses of $(12,045,693), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
31

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2023(3)	$8.22	0.23	0.62	0.85	(0.24)	—	(0.24)	$8.83	10.44%	1.01%(4)	1.01%(4)	5.40%(4)	5.40%(4)	40%	$106,022
2022	$10.48	0.43	(2.49)	(2.06)	(0.20)	—	(0.20)	$8.22	(19.89)%	0.98%	0.98%	4.70%	4.70%	125%	$85,456
2021	$10.32	0.40	0.15	0.55	(0.39)	—	(0.39)	$10.48	5.29%	0.97%	0.97%	3.77%	3.77%	51%	$103,626
2020	$10.46	0.39	(0.16)	0.23	(0.37)	—	(0.37)	$10.32	2.34%	0.97%	0.97%	3.83%	3.83%	68%	$89,509
2019	$9.79	0.43	0.66	1.09	(0.42)	—	(0.42)	$10.46	11.35%	0.97%	0.97%	4.24%	4.24%	75%	$92,647
2018	$10.43	0.35	(0.64)	(0.29)	(0.33)	(0.02)	(0.35)	$9.79	(2.76)%	0.97%	0.97%	3.52%	3.52%	85%	$90,831
I Class
2023(3)	$8.22	0.24	0.62	0.86	(0.25)	—	(0.25)	$8.83	10.50%	0.91%(4)	0.91%(4)	5.50%(4)	5.50%(4)	40%	$6,597
2022	$10.47	0.44	(2.48)	(2.04)	(0.21)	—	(0.21)	$8.22	(19.74)%	0.88%	0.88%	4.80%	4.80%	125%	$4,887
2021	$10.32	0.41	0.14	0.55	(0.40)	—	(0.40)	$10.47	5.30%	0.87%	0.87%	3.87%	3.87%	51%	$12,356
2020	$10.46	0.40	(0.16)	0.24	(0.38)	—	(0.38)	$10.32	2.44%	0.87%	0.87%	3.93%	3.93%	68%	$1,887
2019	$9.79	0.44	0.66	1.10	(0.43)	—	(0.43)	$10.46	11.47%	0.87%	0.87%	4.34%	4.34%	75%	$1,932
2018	$10.44	0.34	(0.63)	(0.29)	(0.34)	(0.02)	(0.36)	$9.79	(2.76)%	0.87%	0.87%	3.62%	3.62%	85%	$6

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2023(3)	$8.22	0.24	0.62	0.86	(0.25)	—	(0.25)	$8.83	10.55%	0.81%(4)	0.81%(4)	5.60%(4)	5.60%(4)	40%	$23,988
2022	$10.47	0.45	(2.48)	(2.03)	(0.22)	—	(0.22)	$8.22	(19.67)%	0.78%	0.78%	4.90%	4.90%	125%	$21,008
2021	$10.32	0.42	0.14	0.56	(0.41)	—	(0.41)	$10.47	5.40%	0.77%	0.77%	3.97%	3.97%	51%	$26,539
2020	$10.46	0.41	(0.16)	0.25	(0.39)	—	(0.39)	$10.32	2.55%	0.77%	0.77%	4.03%	4.03%	68%	$18,475
2019	$9.79	0.45	0.66	1.11	(0.44)	—	(0.44)	$10.46	11.57%	0.77%	0.77%	4.44%	4.44%	75%	$11,393
2018	$10.44	0.40	(0.68)	(0.28)	(0.35)	(0.02)	(0.37)	$9.79	(2.67)%	0.77%	0.77%	3.72%	3.72%	85%	$3,218
A Class
2023(3)	$8.21	0.22	0.62	0.84	(0.23)	—	(0.23)	$8.82	10.32%	1.26%(4)	1.26%(4)	5.15%(4)	5.15%(4)	40%	$208
2022	$10.47	0.41	(2.49)	(2.08)	(0.18)	—	(0.18)	$8.21	(20.09)%	1.23%	1.23%	4.45%	4.45%	125%	$203
2021	$10.31	0.38	0.14	0.52	(0.36)	—	(0.36)	$10.47	5.03%	1.22%	1.22%	3.52%	3.52%	51%	$271
2020	$10.45	0.37	(0.16)	0.21	(0.35)	—	(0.35)	$10.31	2.08%	1.22%	1.22%	3.58%	3.58%	68%	$363
2019	$9.78	0.40	0.66	1.06	(0.39)	—	(0.39)	$10.45	11.08%	1.22%	1.22%	3.99%	3.99%	75%	$316
2018	$10.43	0.28	(0.60)	(0.32)	(0.31)	(0.02)	(0.33)	$9.78	(3.11)%	1.22%	1.22%	3.27%	3.27%	85%	$164

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2023(3)	$8.18	0.19	0.62	0.81	(0.20)	—	(0.20)	$8.79	9.94%	2.01%(4)	2.01%(4)	4.40%(4)	4.40%(4)	40%	$8
2022	$10.45	0.34	(2.48)	(2.14)	(0.13)	—	(0.13)	$8.18	(20.67)%	1.98%	1.98%	3.70%	3.70%	125%	$17
2021	$10.29	0.30	0.14	0.44	(0.28)	—	(0.28)	$10.45	4.25%	1.97%	1.97%	2.77%	2.77%	51%	$36
2020	$10.44	0.29	(0.17)	0.12	(0.27)	—	(0.27)	$10.29	1.23%	1.97%	1.97%	2.83%	2.83%	68%	$41
2019	$9.77	0.33	0.66	0.99	(0.32)	—	(0.32)	$10.44	10.26%	1.97%	1.97%	3.24%	3.24%	75%	$47
2018	$10.41	0.20	(0.59)	(0.39)	(0.23)	(0.02)	(0.25)	$9.77	(3.74)%	1.97%	1.97%	2.52%	2.52%	85%	$32
R Class
2023(3)	$8.20	0.21	0.62	0.83	(0.22)	—	(0.22)	$8.81	10.19%	1.51%(4)	1.51%(4)	4.90%(4)	4.90%(4)	40%	$180
2022	$10.46	0.39	(2.49)	(2.10)	(0.16)	—	(0.16)	$8.20	(20.29)%	1.48%	1.48%	4.20%	4.20%	125%	$148
2021	$10.30	0.35	0.14	0.49	(0.33)	—	(0.33)	$10.46	4.67%	1.47%	1.47%	3.27%	3.27%	51%	$161
2020	$10.45	0.34	(0.17)	0.17	(0.32)	—	(0.32)	$10.30	1.84%	1.47%	1.47%	3.33%	3.33%	68%	$139
2019	$9.78	0.38	0.66	1.04	(0.37)	—	(0.37)	$10.45	10.80%	1.47%	1.47%	3.74%	3.74%	75%	$88
2018	$10.42	0.26	(0.60)	(0.34)	(0.28)	(0.02)	(0.30)	$9.78	(3.26)%	1.47%	1.47%	3.02%	3.02%	85%	$56

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2023(3)	$8.22	0.23	0.63	0.86	(0.25)	—	(0.25)	$8.83	10.55%	0.81%(4)	0.81%(4)	5.60%(4)	5.60%(4)	40%	$64
2022	$10.48	0.46	(2.50)	(2.04)	(0.22)	—	(0.22)	$8.22	(19.75)%	0.78%	0.78%	4.90%	4.90%	125%	$7
2021	$10.32	0.42	0.15	0.57	(0.41)	—	(0.41)	$10.48	5.49%	0.77%	0.77%	3.97%	3.97%	51%	$8
2020	$10.46	0.41	(0.16)	0.25	(0.39)	—	(0.39)	$10.32	2.56%	0.77%	0.77%	4.03%	4.03%	68%	$8
2019	$9.79	0.45	0.66	1.11	(0.44)	—	(0.44)	$10.46	11.59%	0.77%	0.77%	4.44%	4.44%	75%	$7
2018	$10.43	0.31	(0.57)	(0.26)	(0.36)	(0.02)	(0.38)	$9.79	(2.55)%	0.77%	0.77%	3.72%	3.72%	85%	$7
R6 Class
2023(3)	$8.22	0.25	0.61	0.86	(0.25)	—	(0.25)	$8.83	10.58%	0.76%(4)	0.76%(4)	5.65%(4)	5.65%(4)	40%	$284
2022	$10.48	0.46	(2.50)	(2.04)	(0.22)	—	(0.22)	$8.22	(19.71)%	0.73%	0.73%	4.95%	4.95%	125%	$267
2021	$10.32	0.43	0.14	0.57	(0.41)	—	(0.41)	$10.48	5.56%	0.72%	0.72%	4.02%	4.02%	51%	$350
2020	$10.46	0.42	(0.16)	0.26	(0.40)	—	(0.40)	$10.32	2.60%	0.72%	0.72%	4.08%	4.08%	68%	$1,958
2019	$9.79	0.46	0.66	1.12	(0.45)	—	(0.45)	$10.46	11.62%	0.72%	0.72%	4.49%	4.49%	75%	$10,229
2018	$10.44	0.37	(0.64)	(0.27)	(0.36)	(0.02)	(0.38)	$9.79	(2.61)%	0.72%	0.72%	3.77%	3.77%	85%	$9,336

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2023(3)	$8.23	0.28	0.61	0.89	(0.28)	—	(0.28)	$8.84	10.96%	0.05%(4)	0.76%(4)	6.36%(4)	5.65%(4)	40%	$503,828
2022	$10.47	0.52	(2.48)	(1.96)	(0.28)	—	(0.28)	$8.23	(19.02)%	0.02%	0.73%	5.66%	4.95%	125%	$433,025
2021	$10.32	0.50	0.14	0.64	(0.49)	—	(0.49)	$10.47	6.20%	0.01%	0.72%	4.73%	4.02%	51%	$578,327
2020	$10.46	0.49	(0.16)	0.33	(0.47)	—	(0.47)	$10.32	3.33%	0.01%	0.72%	4.79%	4.08%	68%	$435,472
2019	$9.79	0.53	0.66	1.19	(0.52)	—	(0.52)	$10.46	12.41%	0.01%	0.72%	5.20%	4.49%	75%	$266,091
2018(5)	$10.40	0.44	(0.62)	(0.18)	(0.41)	(0.02)	(0.43)	$9.79	(1.59)%	0.01%(4)	0.72%(4)	4.49%(4)	3.78%(4)	85%(6)	$308,199

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended April 30, 2023 (unaudited).
(4)Annualized.
(5)November 14, 2017 (commencement of sale) through October 31, 2018.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2018.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of the fund in relation to income earned and/or fluctuations in the fair value of the fund's investments.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Trustees (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates, including members of ACIM’s Investment Oversight Committee who are members of ACIM’s Investment Management and Global Analytics departments, conduct the day-to-day operation of the program pursuant to the program.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain investments held by the Fund is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2022 through December 31, 2022. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

37

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

38

Notes
39

Notes

40

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century International Bond Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92373 2306

Semiannual Report

April 30, 2023

Global Bond Fund
Investor Class (AGBVX)
I Class (AGBHX)
Y Class (AGBWX)
A Class (AGBAX)
C Class (AGBTX)
R Class (AGBRX)
R5 Class (AGBNX)
R6 Class (AGBDX)
G Class (AGBGX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Year-to-Date Rebound Lifted Asset Class Returns

After ending 2022 on a disappointing note, most asset classes rallied in the first four months of 2023. This bounce back, which occurred despite relentless volatility, led to six-month gains for broad stock and bond indices. Investor expectations for the Federal Reserve to conclude its rate-hike campaign largely fueled the optimism.

After climbing to multidecade highs in mid- to late-2022, U.S. and European inflation moderated during the six-month reporting period. This dynamic combined with mounting recession worries prompted investors to recalibrate their monetary policy outlooks. However, with inflation still much higher than central bank targets, policymakers continued to raise rates, albeit at a slower pace, and markets remained volatile.

Late in the reporting period, high-profile bank failures in the U.S. and Europe highlighted the growing risks to the global financial system and economic growth. Market volatility escalated, but quick action from U.S. and European regulators helped restore order.
Nevertheless, heightened uncertainty surrounding the banking industry and credit availability further fueled recession fears. These worries bolstered investor expectations for a near-term end to central bank tightening and potential rate cuts later in the year.

Overall, most U.S. stock and bond indices advanced for the period. Large-cap stocks rallied and outpaced small caps, which declined, and the growth style outperformed the value style. Global and emerging markets bonds also rallied, aided by a weaker U.S. dollar. Meanwhile, falling U.S. Treasury yields helped support rate-sensitive assets, including real estate investment trusts.
Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of still-high inflation, tighter financial conditions, banking industry turbulence and economic uncertainty. In addition, increasingly tense geopolitical considerations complicate the market backdrop.

We appreciate your confidence in us during these extraordinary times. American Century Investments has a long history of helping clients weather unpredictable and volatile markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

APRIL 30, 2023
Types of Investments in Portfolio	% of net assets
Sovereign Governments and Agencies	28.8%
Corporate Bonds	20.7%
U.S. Treasury Securities	16.0%
U.S. Government Agency Mortgage-Backed Securities	11.9%
Collateralized Loan Obligations	5.8%
Asset-Backed Securities	3.4%
Preferred Stocks	2.7%
Collateralized Mortgage Obligations	1.5%
Commercial Mortgage-Backed Securities	1.1%
U.S. Government Agency Securities	0.6%
Municipal Securities	0.5%
Short-Term Investments	8.1%
Other Assets and Liabilities	(1.1)%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2022 to April 30, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/22	Ending Account Value 4/30/23	Expenses Paid During Period(1) 11/1/22 - 4/30/23	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,047.70	$4.06	0.80%
I Class	$1,000	$1,049.10	$3.56	0.70%
Y Class	$1,000	$1,049.30	$3.05	0.60%
A Class	$1,000	$1,046.10	$5.33	1.05%
C Class	$1,000	$1,043.40	$9.12	1.80%
R Class	$1,000	$1,045.60	$6.59	1.30%
R5 Class	$1,000	$1,048.20	$3.05	0.60%
R6 Class	$1,000	$1,048.40	$2.79	0.55%
G Class	$1,000	$1,052.20	$0.05	0.01%
Hypothetical
Investor Class	$1,000	$1,020.83	$4.01	0.80%
I Class	$1,000	$1,021.32	$3.51	0.70%
Y Class	$1,000	$1,021.82	$3.01	0.60%
A Class	$1,000	$1,019.59	$5.26	1.05%
C Class	$1,000	$1,015.87	$9.00	1.80%
R Class	$1,000	$1,018.35	$6.51	1.30%
R5 Class	$1,000	$1,021.82	$3.01	0.60%
R6 Class	$1,000	$1,022.07	$2.76	0.55%
G Class	$1,000	$1,024.75	$0.05	0.01%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

APRIL 30, 2023 (UNAUDITED)

		Principal Amount/Shares	Value
SOVEREIGN GOVERNMENTS AND AGENCIES — 28.8%
Australia — 0.9%
Australia Government Bond, 2.75%, 4/21/24	AUD	3,192,000	$2,100,125
Australia Government Bond, 1.50%, 6/21/31	AUD	6,500,000	3,755,019
Australia Government Bond, 1.75%, 6/21/51	AUD	5,500,000	2,330,561
New South Wales Treasury Corp., 1.50%, 2/20/32	AUD	5,800,000	3,155,244
New South Wales Treasury Corp., 2.00%, 3/8/33	AUD	6,000,000	3,301,024
Treasury Corp. of Victoria, 4.25%, 12/20/32	AUD	3,600,000	2,430,185
Treasury Corp. of Victoria, 2.25%, 9/15/33	AUD	6,900,000	3,872,032
			20,944,190
Austria — 0.7%
Republic of Austria Government Bond, 0.75%, 10/20/26(1)	EUR	4,192,000	4,329,199
Republic of Austria Government Bond, 0.90%, 2/20/32(1)	EUR	5,450,000	5,075,336
Republic of Austria Government Bond, 4.15%, 3/15/37(1)	EUR	3,939,000	4,837,927
Republic of Austria Government Bond, 0.00%, 10/20/40(1)(2)	EUR	3,000,000	1,926,774
			16,169,236
Belgium — 0.5%
Kingdom of Belgium Government Bond, 0.35%, 6/22/32(1)	EUR	3,000,000	2,629,836
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(1)	EUR	3,716,000	4,599,085
Kingdom of Belgium Government Bond, 1.60%, 6/22/47(1)	EUR	5,586,000	4,373,105
			11,602,026
Canada — 3.0%
Canada Housing Trust No. 1, 3.10%, 6/15/28(1)	CAD	30,000,000	21,984,795
Canadian Government Bond, 3.00%, 11/1/24	CAD	4,000,000	2,914,094
Canadian Government Bond, 3.75%, 2/1/25	CAD	17,000,000	12,546,009
Canadian Government Bond, 2.25%, 6/1/29	CAD	1,750,000	1,252,945
Canadian Government Bond, 1.50%, 6/1/31	CAD	3,500,000	2,337,897
Canadian Government Bond, 2.00%, 6/1/32	CAD	1,000,000	689,139
Canadian Government Bond, 2.75%, 12/1/48	CAD	3,250,000	2,306,604
Canadian Government Bond, 2.00%, 12/1/51	CAD	5,300,000	3,194,591
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	10,911,000	7,892,869
Province of Quebec Canada, 3.00%, 9/1/23	CAD	3,058,000	2,246,017
Province of Quebec Canada, 5.75%, 12/1/36	CAD	12,032,000	10,642,172
Province of Quebec Canada, 3.50%, 12/1/48	CAD	7,300,000	4,975,703
			72,982,835
China — 0.2%
China Government Bond, 3.81%, 9/14/50	CNY	36,000,000	5,793,833
Czech Republic — 0.2%
Czech Republic Government Bond, 0.25%, 2/10/27	CZK	138,700,000	5,470,649
Denmark — 0.2%
Denmark Government Bond, 0.50%, 11/15/29	DKK	35,000,000	4,549,917
Finland — 0.8%
Finland Government Bond, 4.00%, 7/4/25(1)	EUR	5,169,000	5,855,334
Finland Government Bond, 1.50%, 9/15/32(1)	EUR	2,650,000	2,589,310
Finland Government Bond, 0.125%, 4/15/36(1)	EUR	11,000,000	8,322,263
Finland Government Bond, 2.75%, 4/15/38(1)	EUR	1,207,000	1,266,744
Finland Government Bond, 1.375%, 4/15/47(1)	EUR	3,045,000	2,453,892
			20,487,543

		Principal Amount/Shares	Value
France — 3.2%
French Republic Government Bond OAT, 1.75%, 11/25/24	EUR	2,539,000	$2,748,814
French Republic Government Bond OAT, 0.75%, 11/25/28	EUR	17,000,000	16,937,609
French Republic Government Bond OAT, 5.50%, 4/25/29	EUR	42,980	54,662
French Republic Government Bond OAT, 0.00%, 11/25/29(2)	EUR	21,650,000	20,061,205
French Republic Government Bond OAT, 2.50%, 5/25/30	EUR	3,845,000	4,193,287
French Republic Government Bond OAT, 0.00%, 5/25/32(2)	EUR	25,500,000	21,895,866
French Republic Government Bond OAT, 5.75%, 10/25/32	EUR	2,675,000	3,660,311
French Republic Government Bond OAT, 2.00%, 11/25/32	EUR	5,100,000	5,234,822
French Republic Government Bond OAT, 3.25%, 5/25/45	EUR	3,433,000	3,784,386
French Republic Government Bond OAT, 0.75%, 5/25/52	EUR	2,000,000	1,186,004
			79,756,966
Germany — 2.6%
Bundesobligation, 0.00%, 4/10/26(2)	EUR	5,000,000	5,127,633
Bundesobligation, 0.00%, 4/16/27(2)	EUR	11,500,000	11,557,049
Bundesobligation, 1.30%, 10/15/27	EUR	8,000,000	8,438,645
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 2/15/32(2)	EUR	10,500,000	9,510,051
Bundesrepublik Deutschland Bundesanleihe, 1.70%, 8/15/32	EUR	8,100,000	8,499,575
Bundesrepublik Deutschland Bundesanleihe, 2.30%, 2/15/33	EUR	2,400,000	2,641,818
Bundesrepublik Deutschland Bundesanleihe, 1.00%, 5/15/38	EUR	16,950,000	15,264,139
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/50(2)	EUR	3,600,000	2,118,135
			63,157,045
Greece†
Hellenic Republic Government Bond, 1.50%, 6/18/30(1)	EUR	750,000	697,864
Indonesia — 0.5%
Indonesia Government International Bond, 3.50%, 2/14/50		$2,800,000	2,183,808
Indonesia Treasury Bond, 6.375%, 4/15/32	IDR	134,000,000,000	9,051,586
			11,235,394
Ireland — 0.8%
Ireland Government Bond, 3.40%, 3/18/24	EUR	6,186,000	6,844,030
Ireland Government Bond, 1.10%, 5/15/29	EUR	3,850,000	3,911,014
Ireland Government Bond, 0.20%, 10/18/30	EUR	1,500,000	1,390,611
Ireland Government Bond, 0.40%, 5/15/35	EUR	8,650,000	7,133,015
Ireland Government Bond, 0.55%, 4/22/41	EUR	1,500,000	1,070,493
Ireland Government Bond, 1.50%, 5/15/50	EUR	320,000	245,320
			20,594,483
Israel — 0.2%
Israel Government Bond - Fixed, 1.30%, 4/30/32	ILS	27,000,000	6,008,390
Italy — 2.2%
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	4,964,000	5,282,984
Italy Buoni Poliennali Del Tesoro, 0.00%, 4/1/26(2)	EUR	9,650,000	9,630,158
Italy Buoni Poliennali Del Tesoro, 1.60%, 6/1/26	EUR	3,000,000	3,130,410
Italy Buoni Poliennali Del Tesoro, 0.25%, 3/15/28	EUR	14,100,000	13,252,778
Italy Buoni Poliennali Del Tesoro, 3.40%, 4/1/28	EUR	2,300,000	2,510,932
Italy Buoni Poliennali Del Tesoro, 1.35%, 4/1/30	EUR	3,550,000	3,325,568
Italy Buoni Poliennali Del Tesoro, 0.60%, 8/1/31(1)	EUR	1,000,000	844,926
Italy Buoni Poliennali Del Tesoro, 2.50%, 12/1/32	EUR	6,500,000	6,287,883
Italy Buoni Poliennali Del Tesoro, 1.80%, 3/1/41(1)	EUR	1,500,000	1,129,503
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(1)	EUR	7,519,000	8,583,949
Italy Buoni Poliennali Del Tesoro, 1.70%, 9/1/51(1)	EUR	500,000	317,878
			54,296,969

		Principal Amount/Shares	Value
Japan — 3.5%
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	231,950,000	$2,083,108
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	1,234,500,000	10,626,225
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	1,673,400,000	12,991,718
Japan Government Thirty Year Bond, 0.40%, 3/20/50	JPY	700,000,000	4,128,495
Japan Government Thirty Year Bond, 0.70%, 9/20/51	JPY	1,350,000,000	8,540,285
Japan Government Thirty Year Bond, 0.70%, 12/20/51	JPY	1,790,000,000	11,327,531
Japan Government Thirty Year Bond, 1.00%, 3/20/52	JPY	297,300,000	2,037,142
Japan Government Thirty Year Bond, 1.30%, 6/20/52	JPY	380,000,000	2,805,233
Japan Government Thirty Year Bond, 1.60%, 12/20/52	JPY	300,000,000	2,375,938
Japan Government Thirty Year Bond, 1.40%, 3/20/53	JPY	200,000,000	1,510,602
Japan Government Twenty Year Bond, 0.60%, 9/20/37	JPY	1,222,000,000	8,800,007
Japan Government Twenty Year Bond, 0.30%, 12/20/39	JPY	1,078,800,000	7,201,092
Japan Government Twenty Year Bond, 0.50%, 12/20/41	JPY	831,000,000	5,601,908
Japan Government Twenty Year Bond, 1.10%, 9/20/42	JPY	835,000,000	6,228,198
			86,257,482
Malaysia — 0.2%
Malaysia Government Bond, 4.70%, 10/15/42	MYR	20,900,000	5,100,169
Mexico — 0.5%
Mexican Bonos, 7.75%, 5/29/31	MXN	158,230,000	8,265,019
Mexico Government International Bond, 4.15%, 3/28/27		$2,700,000	2,676,342
Mexico Government International Bond, 6.35%, 2/9/35		$1,828,000	1,962,145
			12,903,506
Netherlands — 0.9%
Netherlands Government Bond, 0.00%, 1/15/26(1)(2)	EUR	2,500,000	2,565,728
Netherlands Government Bond, 0.50%, 7/15/26(1)	EUR	7,389,000	7,623,769
Netherlands Government Bond, 0.00%, 7/15/31(1)(2)	EUR	9,000,000	8,036,829
Netherlands Government Bond, 0.50%, 7/15/32(1)	EUR	800,000	730,477
Netherlands Government Bond, 0.00%, 1/15/38(1)(2)	EUR	600,000	441,706
Netherlands Government Bond, 2.75%, 1/15/47(1)	EUR	2,080,000	2,320,836
			21,719,345
New Zealand — 3.0%
New Zealand Government Bond, 0.50%, 5/15/24	NZD	36,479,000	21,512,394
New Zealand Government Bond, 2.75%, 4/15/25	NZD	38,830,000	23,208,556
New Zealand Government Bond, 0.50%, 5/15/26	NZD	14,200,000	7,875,702
New Zealand Government Bond, 0.25%, 5/15/28	NZD	18,830,000	9,687,457
New Zealand Government Bond, 1.50%, 5/15/31	NZD	2,750,000	1,412,444
New Zealand Government Bond, 3.50%, 4/14/33	NZD	16,066,000	9,464,963
			73,161,516
Norway — 0.2%
Norway Government Bond, 2.00%, 5/24/23(1)	NOK	43,725,000	4,099,539
Norway Government Bond, 1.75%, 2/17/27(1)	NOK	2,800,000	249,778
			4,349,317
Peru — 0.1%
Peruvian Government International Bond, 3.00%, 1/15/34		$1,425,000	1,195,858
Philippines — 0.1%
Philippine Government International Bond, 6.375%, 10/23/34		$1,400,000	1,584,945
Poland — 0.1%
Republic of Poland Government Bond, 1.75%, 4/25/32	PLN	16,300,000	2,824,234
Portugal — 0.1%
Portugal Obrigacoes do Tesouro OT, 0.90%, 10/12/35(1)	EUR	1,000,000	830,537
Portugal Obrigacoes do Tesouro OT, 4.10%, 2/15/45(1)	EUR	2,350,000	2,789,166
			3,619,703

		Principal Amount/Shares	Value
Romania — 0.1%
Romanian Government International Bond, 6.00%, 5/25/34(1)		$2,000,000	$1,990,720
Saudi Arabia — 0.2%
Saudi Government International Bond, 4.75%, 1/18/28(1)		$3,175,000	3,237,674
Saudi Government International Bond, 5.50%, 10/25/32(1)		$2,490,000	2,698,035
			5,935,709
Singapore — 0.1%
Singapore Government Bond, 2.875%, 7/1/29	SGD	4,240,000	3,190,287
South Africa†
Republic of South Africa Government International Bond, 5.875%, 6/22/30		$400,000	375,701
Spain — 1.1%
Spain Government Bond, 0.00%, 1/31/28(2)	EUR	7,660,000	7,341,310
Spain Government Bond, 5.15%, 10/31/28(1)	EUR	1,263,000	1,538,745
Spain Government Bond, 0.10%, 4/30/31(1)	EUR	11,750,000	10,193,072
Spain Government Bond, 1.85%, 7/30/35(1)	EUR	2,200,000	2,029,111
Spain Government Bond, 2.70%, 10/31/48(1)	EUR	7,100,000	6,406,961
			27,509,199
Sweden — 0.1%
Sweden Government Bond, 3.50%, 3/30/39	SEK	15,600,000	1,731,673
Switzerland — 0.5%
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	5,902,000	6,664,578
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	2,534,000	3,314,539
Swiss Confederation Government Bond, 0.00%, 7/24/39(2)	CHF	2,500,000	2,337,976
			12,317,093
Thailand — 0.2%
Thailand Government Bond, 1.59%, 12/17/35	THB	219,000,000	5,686,205
United Kingdom — 1.8%
United Kingdom Gilt, 0.25%, 7/31/31	GBP	10,300,000	9,851,528
United Kingdom Gilt, 1.00%, 1/31/32	GBP	9,500,000	9,573,987
United Kingdom Gilt, 3.25%, 1/31/33	GBP	2,340,000	2,833,047
United Kingdom Gilt, 1.75%, 9/7/37	GBP	12,500,000	11,948,145
United Kingdom Gilt, 4.50%, 12/7/42	GBP	954,000	1,272,106
United Kingdom Gilt, 4.25%, 12/7/49	GBP	3,720,000	4,791,481
United Kingdom Gilt, 4.25%, 12/7/55	GBP	3,780,000	4,936,565
			45,206,859
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $804,729,310)			710,406,861
CORPORATE BONDS — 20.7%
Aerospace and Defense — 0.3%
Boeing Co., 5.81%, 5/1/50		$1,060,000	1,055,594
Northrop Grumman Corp., 5.15%, 5/1/40		165,000	166,041
Northrop Grumman Corp., 4.95%, 3/15/53		330,000	326,441
Raytheon Technologies Corp., 4.125%, 11/16/28		2,880,000	2,842,535
Raytheon Technologies Corp., 5.375%, 2/27/53		850,000	894,591
TransDigm, Inc., 6.75%, 8/15/28(1)		2,667,000	2,711,781
			7,996,983
Air Freight and Logistics†
GXO Logistics, Inc., 2.65%, 7/15/31		1,016,000	803,921
Automobiles — 0.5%
American Honda Finance Corp., 4.60%, 4/17/30		206,000	206,887
Ford Motor Credit Co. LLC, 3.375%, 11/13/25		2,230,000	2,074,133

		Principal Amount/Shares	Value
Ford Motor Credit Co. LLC, 6.80%, 5/12/28		$1,940,000	$1,942,906
General Motors Financial Co., Inc., 2.75%, 6/20/25		3,618,000	3,433,194
General Motors Financial Co., Inc., 5.85%, 4/6/30		887,000	887,164
Toyota Motor Credit Corp., 4.625%, 1/12/28		2,304,000	2,345,474
Volkswagen Financial Services NV, 1.125%, 9/18/23	GBP	1,500,000	1,856,609
			12,746,367
Banks — 6.1%
Abanca Corp. Bancaria SA, 0.75%, 5/28/29	EUR	600,000	568,059
Banco Santander SA, VRN, 1.72%, 9/14/27		$1,400,000	1,232,597
Banco Santander SA, VRN, 2.25%, 10/4/32	GBP	1,200,000	1,239,897
Bank of America Corp., 2.30%, 7/25/25	GBP	800,000	950,104
Bank of America Corp., VRN, 1.73%, 7/22/27		$2,000,000	1,793,126
Bank of America Corp., VRN, 5.20%, 4/25/29		1,445,000	1,455,465
Bank of America Corp., VRN, 2.88%, 10/22/30		2,887,000	2,516,180
Bank of America Corp., VRN, 2.57%, 10/20/32		810,000	665,591
Bank of America Corp., VRN, 4.57%, 4/27/33		585,000	558,458
Banque Federative du Credit Mutuel SA, 0.25%, 7/19/28	EUR	4,100,000	3,704,656
Barclays PLC, 3.25%, 2/12/27	GBP	600,000	689,612
Barclays PLC, VRN, 1.375%, 1/24/26	EUR	1,600,000	1,673,940
Barclays PLC, VRN, 2.28%, 11/24/27		$897,000	802,176
Barclays PLC, VRN, 1.125%, 3/22/31	EUR	2,000,000	1,916,300
BNP Paribas SA, VRN, 2.22%, 6/9/26(1)		$1,145,000	1,068,173
BNP Paribas SA, VRN, 5.125%, 1/13/29(1)		1,130,000	1,136,535
BNP Paribas SA, VRN, 2.00%, 5/24/31	GBP	3,500,000	3,818,016
BPCE SA, VRN, 5.98%, 1/18/27(1)		$577,000	581,987
Caixa Geral de Depositos SA, VRN, 0.375%, 9/21/27	EUR	2,000,000	1,919,707
CaixaBank SA, VRN, 2.75%, 7/14/28	EUR	1,000,000	1,094,297
CaixaBank SA, VRN, 2.25%, 4/17/30	EUR	3,700,000	3,790,477
Canadian Imperial Bank of Commerce, 5.00%, 4/28/28		$1,285,000	1,291,081
Citigroup, Inc., VRN, 3.07%, 2/24/28		1,372,000	1,283,426
Citigroup, Inc., VRN, 3.52%, 10/27/28		1,786,000	1,677,930
Citigroup, Inc., VRN, 3.06%, 1/25/33		1,595,000	1,361,001
Commerzbank AG, 1.75%, 1/22/25	GBP	700,000	811,723
Commerzbank AG, VRN, 4.00%, 12/5/30	EUR	2,500,000	2,608,523
Cooperatieve Rabobank UA, VRN, 3.875%, 11/30/32	EUR	2,000,000	2,109,399
Credit Agricole SA, 5.30%, 7/12/28(1)		$535,000	547,845
Credit Agricole SA, VRN, 1.625%, 6/5/30	EUR	600,000	614,781
Credit Mutuel Arkea SA, 1.125%, 5/23/29	EUR	600,000	558,692
Danske Bank A/S, VRN, 4.00%, 1/12/27	EUR	1,200,000	1,319,124
European Financial Stability Facility, 0.40%, 5/31/26	EUR	12,000,000	12,246,725
European Financial Stability Facility, 2.35%, 7/29/44	EUR	1,410,000	1,350,635
European Union, 0.00%, 7/4/31(2)	EUR	20,800,000	18,077,481
HSBC Holdings PLC, VRN, 1.75%, 7/24/27	GBP	1,500,000	1,659,702
HSBC Holdings PLC, VRN, 4.76%, 6/9/28		$1,914,000	1,876,585
HSBC Holdings PLC, VRN, 2.80%, 5/24/32		2,580,000	2,114,142
HSBC Holdings PLC, VRN, 6.33%, 3/9/44		970,000	1,023,349
ING Groep NV, 2.125%, 1/10/26	EUR	1,200,000	1,278,052
Intesa Sanpaolo SpA, 4.75%, 9/6/27	EUR	2,000,000	2,222,788
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27		$281,000	254,757
JPMorgan Chase & Co., VRN, 2.95%, 2/24/28		4,040,000	3,761,473
JPMorgan Chase & Co., VRN, 2.07%, 6/1/29		2,754,000	2,399,797

		Principal Amount/Shares	Value
JPMorgan Chase & Co., VRN, 2.52%, 4/22/31		$941,000	$805,468
JPMorgan Chase & Co., VRN, 2.58%, 4/22/32		1,350,000	1,134,762
Kreditanstalt fuer Wiederaufbau, 3.75%, 7/30/27	GBP	7,700,000	9,505,301
Kreditanstalt fuer Wiederaufbau, 0.75%, 12/7/27	GBP	6,050,000	6,530,204
La Banque Postale SA, VRN, 0.75%, 8/2/32	EUR	4,500,000	4,058,538
Lloyds Banking Group PLC, VRN, 1.875%, 1/15/26	GBP	700,000	823,247
Lloyds Banking Group PLC, VRN, 1.75%, 9/7/28	EUR	800,000	869,244
Lloyds Banking Group PLC, VRN, 5.87%, 3/6/29		$518,000	529,266
Lloyds Banking Group PLC, VRN, 1.99%, 12/15/31	GBP	2,000,000	2,158,460
Mitsubishi UFJ Financial Group, Inc., VRN, 5.44%, 2/22/34		$767,000	779,440
NatWest Group PLC, VRN, 1.75%, 3/2/26	EUR	500,000	526,542
NatWest Group PLC, VRN, 2.11%, 11/28/31	GBP	1,900,000	2,046,678
PNC Financial Services Group, Inc., VRN, 5.07%, 1/24/34		$1,355,000	1,335,089
Royal Bank of Canada, 0.625%, 9/10/25	EUR	3,400,000	3,509,783
Royal Bank of Canada, 6.00%, 11/1/27		$1,610,000	1,692,889
Santander UK PLC, 1.125%, 3/12/27	EUR	6,000,000	6,078,464
Skandinaviska Enskilda Banken AB, 0.05%, 7/1/24	EUR	1,200,000	1,268,245
Skandinaviska Enskilda Banken AB, 3.25%, 11/24/25	EUR	1,000,000	1,086,996
Societe Generale SA, 1.25%, 12/7/27	GBP	2,500,000	2,589,228
Societe Generale SA, VRN, 6.69%, 1/10/34(1)		$274,000	285,135
Svenska Handelsbanken AB, 0.125%, 6/18/24	EUR	1,000,000	1,059,573
Toronto-Dominion Bank, 2.45%, 1/12/32		$990,000	820,945
Truist Bank, 3.30%, 5/15/26		849,000	789,582
Truist Bank, VRN, 2.64%, 9/17/29		845,000	792,193
Truist Financial Corp., VRN, 5.12%, 1/26/34		745,000	723,002
Wells Fargo & Co., VRN, 1.65%, 6/2/24		1,910,000	1,903,660
Wells Fargo & Co., VRN, 4.54%, 8/15/26		735,000	724,439
Wells Fargo & Co., VRN, 5.39%, 4/24/34		682,000	694,260
Westpac Banking Corp., 0.375%, 4/2/26	EUR	600,000	605,143
			151,350,140
Beverages — 0.3%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36		$1,210,000	1,218,322
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46		1,185,000	1,175,636
Anheuser-Busch InBev SA, 1.65%, 3/28/31	EUR	1,000,000	967,078
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29		$2,415,000	2,470,889
Keurig Dr Pepper, Inc., 4.05%, 4/15/32		500,000	475,267
PepsiCo, Inc., 3.90%, 7/18/32		443,000	436,555
			6,743,747
Biotechnology — 0.3%
AbbVie, Inc., 4.40%, 11/6/42		990,000	902,480
Amgen, Inc., 4.05%, 8/18/29		2,450,000	2,380,779
Amgen, Inc., 5.25%, 3/2/33		1,178,000	1,212,529
Amgen, Inc., 5.60%, 3/2/43		1,375,000	1,415,952
Amgen, Inc., 5.65%, 3/2/53		1,145,000	1,187,101
			7,098,841
Broadline Retail — 0.1%
Amazon.com, Inc., 4.55%, 12/1/27		560,000	570,454
Marks & Spencer PLC, 6.00%, 6/12/25	GBP	1,000,000	1,243,455
Marks & Spencer PLC, 4.50%, 7/10/27	GBP	1,400,000	1,585,820
			3,399,729

		Principal Amount/Shares	Value
Building Products — 0.1%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)		$2,791,000	$2,610,692
Standard Industries, Inc., 4.375%, 7/15/30(1)		510,000	440,836
Trane Technologies Financing Ltd., 5.25%, 3/3/33		450,000	467,722
			3,519,250
Capital Markets — 1.0%
Ameriprise Financial, Inc., 5.15%, 5/15/33		1,410,000	1,422,458
Bank of New York Mellon Corp., VRN, 4.95%, 4/26/27		917,000	924,150
Deutsche Bank AG, 2.625%, 12/16/24	GBP	2,100,000	2,466,311
Deutsche Bank AG, 4.50%, 5/19/26	EUR	700,000	748,813
Deutsche Bank AG, VRN, 4.30%, 5/24/28		$1,435,000	1,428,599
Deutsche Bank AG, VRN, 4.00%, 6/24/32	EUR	700,000	670,312
Goldman Sachs Group, Inc., 4.25%, 1/29/26	GBP	1,400,000	1,718,212
Goldman Sachs Group, Inc., VRN, 1.43%, 3/9/27		$955,000	857,872
Goldman Sachs Group, Inc., VRN, 1.95%, 10/21/27		965,000	864,798
Goldman Sachs Group, Inc., VRN, 3.81%, 4/23/29		608,000	572,919
Goldman Sachs Group, Inc., VRN, 1.99%, 1/27/32		1,405,000	1,125,776
Golub Capital BDC, Inc., 2.50%, 8/24/26		384,000	332,396
Morgan Stanley, VRN, 2.63%, 2/18/26		1,867,000	1,777,843
Morgan Stanley, VRN, 0.99%, 12/10/26		1,020,000	912,727
Morgan Stanley, VRN, 5.12%, 2/1/29		406,000	408,286
Morgan Stanley, VRN, 5.16%, 4/20/29		1,192,000	1,201,304
Morgan Stanley, VRN, 2.70%, 1/22/31		305,000	263,401
Morgan Stanley, VRN, 2.51%, 10/20/32		950,000	782,558
Morgan Stanley, VRN, 6.34%, 10/18/33		1,160,000	1,262,104
Owl Rock Capital Corp., 3.40%, 7/15/26		464,000	416,069
Owl Rock Core Income Corp., 3.125%, 9/23/26		601,000	522,574
State Street Corp., VRN, 5.82%, 11/4/28		805,000	841,711
UBS Group AG, VRN, 1.49%, 8/10/27(1)		2,339,000	2,033,167
UBS Group AG, VRN, 3.125%, 6/15/30	EUR	2,000,000	2,033,026
			25,587,386
Chemicals — 0.1%
Albemarle Corp., 4.65%, 6/1/27		$1,195,000	1,181,969
CF Industries, Inc., 4.95%, 6/1/43		680,000	594,974
			1,776,943
Commercial Services and Supplies — 0.1%
Republic Services, Inc., 5.00%, 4/1/34		300,000	307,089
Waste Connections, Inc., 3.20%, 6/1/32		1,235,000	1,099,746
			1,406,835
Construction and Engineering — 0.1%
Quanta Services, Inc., 2.35%, 1/15/32		1,525,000	1,229,907
Construction Materials†
Eagle Materials, Inc., 2.50%, 7/1/31		943,000	769,155
Consumer Staples Distribution & Retail — 0.2%
Sysco Corp., 5.95%, 4/1/30		1,675,000	1,792,276
United Natural Foods, Inc., 6.75%, 10/15/28(1)		2,250,000	2,137,725
Wm Morrison Supermarkets Ltd., 3.50%, 7/27/26	GBP	1,300,000	1,191,888
			5,121,889
Containers and Packaging — 0.1%
Sonoco Products Co., 2.25%, 2/1/27		$1,378,000	1,257,973

		Principal Amount/Shares	Value
Diversified REITs — 0.1%
Healthpeak OP LLC, 5.25%, 12/15/32		$1,127,000	$1,138,754
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/30(1)		2,580,000	2,303,668
			3,442,422
Diversified Telecommunication Services — 0.5%
AT&T, Inc., 4.50%, 5/15/35		1,337,000	1,259,495
AT&T, Inc., 4.90%, 8/15/37		821,000	796,434
AT&T, Inc., 4.55%, 3/9/49		740,000	643,040
Deutsche Telekom AG, 1.375%, 7/5/34	EUR	1,100,000	1,001,684
Deutsche Telekom International Finance BV, 1.25%, 10/6/23	GBP	1,700,000	2,103,909
Ooredoo International Finance Ltd., 2.625%, 4/8/31(1)		$1,500,000	1,315,313
Orange SA, 5.25%, 12/5/25	GBP	470,000	595,801
Sprint Capital Corp., 8.75%, 3/15/32		$495,000	605,492
Telecom Italia Capital SA, 6.375%, 11/15/33		2,085,000	1,866,992
Verizon Communications, Inc., 4.27%, 1/15/36		840,000	780,887
Verizon Communications, Inc., 4.81%, 3/15/39		980,000	939,614
			11,908,661
Electric Utilities — 1.2%
AEP Texas, Inc., 2.10%, 7/1/30		1,950,000	1,634,897
Baltimore Gas & Electric Co., 2.25%, 6/15/31		758,000	645,237
CenterPoint Energy Houston Electric LLC, 4.95%, 4/1/33		450,000	461,847
CenterPoint Energy Houston Electric LLC, 4.45%, 10/1/32		1,120,000	1,112,127
Commonwealth Edison Co., 5.30%, 2/1/53		1,772,000	1,853,209
Duke Energy Carolinas LLC, 2.55%, 4/15/31		512,000	447,447
Duke Energy Corp., 2.55%, 6/15/31		540,000	455,296
Duke Energy Corp., 5.00%, 8/15/52		1,380,000	1,296,295
Duke Energy Florida LLC, 1.75%, 6/15/30		1,520,000	1,266,519
Duke Energy Indiana LLC, 5.40%, 4/1/53		187,000	193,657
Duke Energy Progress LLC, 4.15%, 12/1/44		310,000	270,323
Duke Energy Progress LLC, 5.35%, 3/15/53		420,000	437,737
EDP - Energias de Portugal SA, VRN, 1.70%, 7/20/80	EUR	700,000	703,619
Exelon Corp., 5.15%, 3/15/28		$525,000	536,963
Florida Power & Light Co., 2.45%, 2/3/32		1,581,000	1,357,949
Florida Power & Light Co., 4.125%, 2/1/42		760,000	685,154
MidAmerican Energy Co., 4.40%, 10/15/44		880,000	818,378
NextEra Energy Capital Holdings, Inc., 4.90%, 2/28/28		1,000,000	1,012,597
NextEra Energy Capital Holdings, Inc., 5.05%, 2/28/33		1,150,000	1,163,162
NextEra Energy Capital Holdings, Inc., 5.25%, 2/28/53		429,000	425,074
Northern States Power Co., 3.20%, 4/1/52		720,000	537,833
NRG Energy, Inc., 2.00%, 12/2/25(1)		2,370,000	2,140,456
Pacific Gas & Electric Co., 6.15%, 1/15/33		307,000	311,785
Pacific Gas & Electric Co., 4.20%, 6/1/41		515,000	397,619
Pacific Gas & Electric Co., 6.70%, 4/1/53		108,000	110,257
PacifiCorp, 3.30%, 3/15/51		530,000	397,242
PECO Energy Co., 4.375%, 8/15/52		1,280,000	1,180,520
Public Service Co. of Colorado, 5.25%, 4/1/53		650,000	669,610
Public Service Electric & Gas Co., 3.10%, 3/15/32		852,000	768,528
Public Service Electric & Gas Co., 4.65%, 3/15/33		758,000	767,573
Southern Co. Gas Capital Corp., 1.75%, 1/15/31		1,400,000	1,123,515
Tierra Mojada Luxembourg II Sarl, 5.75%, 12/1/40(1)		2,993,598	2,544,129
Union Electric Co., 3.90%, 4/1/52		700,000	590,513

		Principal Amount/Shares	Value
Union Electric Co., 5.45%, 3/15/53		$980,000	$1,033,356
Xcel Energy, Inc., 3.40%, 6/1/30		900,000	829,342
Xcel Energy, Inc., 4.60%, 6/1/32		374,000	367,621
			30,547,386
Electrical Equipment — 0.1%
Regal Rexnord Corp., 6.40%, 4/15/33(1)		2,687,000	2,743,028
Energy Equipment and Services†
Schlumberger Investment SA, 2.65%, 6/26/30		1,010,000	907,396
Entertainment — 0.2%
Warnermedia Holdings, Inc., 3.79%, 3/15/25(1)		4,285,000	4,153,518
Warnermedia Holdings, Inc., 3.76%, 3/15/27(1)		762,000	718,506
Warnermedia Holdings, Inc., 5.05%, 3/15/42(1)		416,000	344,406
			5,216,430
Financial Services — 0.9%
Antares Holdings LP, 2.75%, 1/15/27(1)		713,000	588,468
Arkea Home Loans SFH SA, 0.01%, 10/4/30	EUR	3,300,000	2,881,872
Block Financial LLC, 3.875%, 8/15/30		$4,295,000	3,811,303
BPCE SFH SA, 0.125%, 12/3/30	EUR	3,000,000	2,625,603
Cie de Financement Foncier SA, 1.20%, 4/29/31	EUR	3,300,000	3,126,016
Coventry Building Society, 0.125%, 6/20/26	EUR	5,300,000	5,268,563
Credit Agricole Public Sector SCF SA, 0.125%, 12/8/32	EUR	1,000,000	850,505
GE Capital Funding LLC, 4.55%, 5/15/32		$603,000	596,677
Nationwide Building Society, VRN, 2.00%, 7/25/29	EUR	2,400,000	2,531,525
Societe Generale SFH SA, 0.75%, 1/29/27	EUR	600,000	604,025
			22,884,557
Food Products — 0.4%
JDE Peet's NV, 2.25%, 9/24/31(1)		$1,554,000	1,231,403
Kraft Heinz Foods Co., 3.875%, 5/15/27		1,050,000	1,025,878
Kraft Heinz Foods Co., 5.00%, 6/4/42		1,224,000	1,174,390
Kraft Heinz Foods Co., 5.20%, 7/15/45		562,000	545,301
Mars, Inc., 4.75%, 4/20/33(1)		1,730,000	1,750,928
Mondelez International, Inc., 2.625%, 3/17/27		1,080,000	1,012,486
Mondelez International, Inc., 1.375%, 3/17/41	EUR	1,600,000	1,186,209
Nestle Holdings, Inc., 4.85%, 3/14/33(1)		$1,050,000	1,101,059
			9,027,654
Gas Utilities — 0.1%
Infraestructura Energetica Nova SAPI de CV, 4.75%, 1/15/51(1)		2,100,000	1,590,225
Ground Transportation — 0.3%
Ashtead Capital, Inc., 5.50%, 8/11/32(1)		1,700,000	1,681,723
Ashtead Capital, Inc., 5.55%, 5/30/33(1)		349,000	347,362
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		847,000	758,513
Burlington Northern Santa Fe LLC, 3.30%, 9/15/51		610,000	468,240
CSX Corp., 4.25%, 3/15/29		840,000	833,986
DAE Funding LLC, 1.55%, 8/1/24(1)		770,000	728,866
Norfolk Southern Corp., 4.55%, 6/1/53		1,230,000	1,118,170
Union Pacific Corp., 3.55%, 8/15/39		1,560,000	1,345,573
			7,282,433
Health Care Equipment and Supplies — 0.1%
Baxter International, Inc., 1.92%, 2/1/27		820,000	737,338
GE HealthCare Technologies, Inc., 5.65%, 11/15/27(1)		2,585,000	2,670,532
			3,407,870

		Principal Amount/Shares	Value
Health Care Providers and Services — 0.8%
Centene Corp., 4.625%, 12/15/29		$2,588,000	$2,441,519
Centene Corp., 3.375%, 2/15/30		3,366,000	2,975,073
CVS Health Corp., 5.25%, 2/21/33		1,252,000	1,279,345
CVS Health Corp., 4.78%, 3/25/38		360,000	344,019
CVS Health Corp., 5.05%, 3/25/48		1,950,000	1,821,620
CVS Health Corp., 5.625%, 2/21/53		1,795,000	1,805,047
Elevance Health, Inc., 5.125%, 2/15/53		518,000	515,402
HCA, Inc., 2.375%, 7/15/31		885,000	723,100
Humana, Inc., 2.15%, 2/3/32		972,000	788,443
Kaiser Foundation Hospitals, 3.00%, 6/1/51		520,000	370,599
Roche Holdings, Inc., 2.61%, 12/13/51(1)		1,420,000	991,384
UnitedHealth Group, Inc., 5.35%, 2/15/33		1,035,000	1,104,321
UnitedHealth Group, Inc., 4.50%, 4/15/33		960,000	961,710
UnitedHealth Group, Inc., 5.875%, 2/15/53		850,000	960,990
UnitedHealth Group, Inc., 5.05%, 4/15/53		960,000	975,987
Universal Health Services, Inc., 1.65%, 9/1/26		1,533,000	1,355,748
			19,414,307
Hotels, Restaurants and Leisure — 0.4%
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)		1,548,000	1,359,446
International Game Technology PLC, 5.25%, 1/15/29(1)		2,020,000	1,939,270
Marriott International, Inc., 3.50%, 10/15/32		1,392,000	1,221,644
Scientific Games International, Inc., 7.25%, 11/15/29(1)		2,680,000	2,683,900
Starbucks Corp., 4.75%, 2/15/26		1,410,000	1,423,067
			8,627,327
Household Durables — 0.2%
D.R. Horton, Inc., 2.50%, 10/15/24		890,000	858,245
KB Home, 4.80%, 11/15/29		2,538,000	2,370,809
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)		2,309,000	1,917,539
			5,146,593
Household Products — 0.1%
Clorox Co., 1.80%, 5/15/30		1,950,000	1,628,345
Clorox Co., 4.60%, 5/1/32		650,000	651,768
			2,280,113
Insurance — 0.1%
Allstate Corp., 5.25%, 3/30/33		672,000	685,207
Credit Agricole Assurances SA, VRN, 2.625%, 1/29/48	EUR	1,100,000	1,060,583
Five Corners Funding Trust III, 5.79%, 2/15/33(1)		$91,000	93,169
			1,838,959
IT Services — 0.1%
International Business Machines Corp., 4.75%, 2/6/33		1,566,000	1,563,839
Life Sciences Tools and Services†
Danaher Corp., 2.80%, 12/10/51		1,040,000	727,159
Machinery — 0.5%
Chart Industries, Inc., 7.50%, 1/1/30(1)		3,200,000	3,300,000
John Deere Capital Corp., 4.75%, 1/20/28		1,427,000	1,461,194
Parker-Hannifin Corp., 4.25%, 9/15/27		4,520,000	4,469,282
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/28		2,634,000	2,616,106
			11,846,582
Media — 0.7%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 1/15/34(1)		4,845,000	3,696,034

		Principal Amount/Shares	Value
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 7/1/49		$775,000	$606,468
Comcast Corp., 6.50%, 11/15/35		700,000	808,092
Comcast Corp., 3.20%, 7/15/36		1,140,000	969,967
Comcast Corp., 3.75%, 4/1/40		1,435,000	1,239,961
Comcast Corp., 2.94%, 11/1/56		970,000	645,829
Cox Communications, Inc., 3.15%, 8/15/24(1)		254,000	247,700
DISH DBS Corp., 5.25%, 12/1/26(1)		301,000	230,478
Fox Corp., 5.48%, 1/25/39		1,229,000	1,165,881
Gray Escrow II, Inc., 5.375%, 11/15/31(1)		3,523,000	2,261,873
Paramount Global, 4.95%, 1/15/31		595,000	553,110
Paramount Global, 4.375%, 3/15/43		300,000	214,500
Paramount Global, VRN, 6.25%, 2/28/57		3,205,000	2,494,785
Time Warner Cable LLC, 4.50%, 9/15/42		1,440,000	1,098,285
VTR Finance NV, 6.375%, 7/15/28(1)		2,262,000	774,735
			17,007,698
Metals and Mining — 0.2%
Glencore Capital Finance DAC, 1.125%, 3/10/28	EUR	2,400,000	2,283,895
Glencore Funding LLC, 2.625%, 9/23/31(1)		$1,430,000	1,186,462
Minera Mexico SA de CV, 4.50%, 1/26/50(1)		193,000	149,349
South32 Treasury Ltd., 4.35%, 4/14/32(1)		985,000	886,274
			4,505,980
Mortgage Real Estate Investment Trusts (REITs)†
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 2/1/27(1)		989,000	844,537
Multi-Utilities — 0.4%
Abu Dhabi National Energy Co. PJSC, 2.00%, 4/29/28(1)		1,645,000	1,486,682
Abu Dhabi National Energy Co. PJSC, 4.375%, 1/24/29(1)		1,663,000	1,680,910
Ameren Corp., 3.50%, 1/15/31		1,383,000	1,261,034
Ameren Illinois Co., 3.85%, 9/1/32		1,146,000	1,092,355
Dominion Energy, Inc., 4.90%, 8/1/41		840,000	773,568
Sempra Energy, 3.25%, 6/15/27		860,000	811,479
WEC Energy Group, Inc., 1.375%, 10/15/27		3,869,000	3,378,868
			10,484,896
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc., 4.50%, 7/30/29		125,000	120,755
Alexandria Real Estate Equities, Inc., 2.95%, 3/15/34		155,000	125,597
Alexandria Real Estate Equities, Inc., 4.75%, 4/15/35		438,000	417,225
Alexandria Real Estate Equities, Inc., 4.00%, 2/1/50		990,000	749,175
Alexandria Real Estate Equities, Inc., 5.15%, 4/15/53		336,000	308,091
			1,720,843
Oil, Gas and Consumable Fuels — 1.9%
Aker BP ASA, 3.75%, 1/15/30(1)		1,940,000	1,764,554
BP Capital Markets America, Inc., 3.06%, 6/17/41		840,000	655,966
Cenovus Energy, Inc., 2.65%, 1/15/32		860,000	716,728
Continental Resources, Inc., 2.27%, 11/15/26(1)		1,030,000	923,859
Diamondback Energy, Inc., 6.25%, 3/15/33		950,000	1,013,807
Ecopetrol SA, 8.875%, 1/13/33		689,000	668,543
Enbridge, Inc., 5.70%, 3/8/33		700,000	727,241
Energy Transfer LP, 5.75%, 2/15/33		912,000	931,023
Energy Transfer LP, 4.90%, 3/15/35		500,000	471,179
Enterprise Products Operating LLC, 4.85%, 3/15/44		994,000	929,246

		Principal Amount/Shares	Value
Equinor ASA, 3.25%, 11/18/49		$320,000	$248,731
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(1)		4,274,325	3,515,293
Geopark Ltd., 5.50%, 1/17/27(1)		2,250,000	1,870,935
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39		534,000	568,512
MEG Energy Corp., 5.875%, 2/1/29(1)		4,460,000	4,286,860
MPLX LP, 5.65%, 3/1/53		348,000	333,600
Occidental Petroleum Corp., 6.625%, 9/1/30		526,000	562,026
Petroleos Mexicanos, 5.95%, 1/28/31		6,000,000	4,438,969
Petroleos Mexicanos, 6.70%, 2/16/32		356,000	274,306
Petroleos Mexicanos, 10.00%, 2/7/33(1)		6,000,000	5,577,685
Petroleos Mexicanos, 6.625%, 6/15/35		1,290,000	897,405
SA Global Sukuk Ltd., 2.69%, 6/17/31(1)		5,250,000	4,691,321
Sabine Pass Liquefaction LLC, 5.00%, 3/15/27		1,500,000	1,500,968
Shell International Finance BV, 2.375%, 11/7/29		1,120,000	1,002,365
Southwestern Energy Co., 5.375%, 3/15/30		4,616,000	4,300,499
Venture Global Calcasieu Pass LLC, 3.875%, 11/1/33(1)		1,901,000	1,604,992
Western Midstream Operating LP, 6.15%, 4/1/33		595,000	605,537
Williams Cos., Inc., 4.55%, 6/24/24		1,160,000	1,150,788
			46,232,938
Passenger Airlines — 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)		2,997,615	2,947,087
Personal Care Products — 0.1%
Haleon US Capital LLC, 4.00%, 3/24/52		755,000	638,591
Kenvue, Inc., 5.10%, 3/22/43(1)		2,635,000	2,733,484
			3,372,075
Pharmaceuticals — 0.3%
Bayer AG, VRN, 2.375%, 11/12/79	EUR	2,200,000	2,259,106
Bayer AG, VRN, 4.50%, 3/25/82	EUR	600,000	615,785
Bristol-Myers Squibb Co., 2.95%, 3/15/32		$1,303,000	1,177,384
Bristol-Myers Squibb Co., 2.55%, 11/13/50		1,868,000	1,251,696
Eli Lilly & Co., 4.875%, 2/27/53		820,000	857,809
Viatris, Inc., 4.00%, 6/22/50		739,000	479,993
Zoetis, Inc., 5.60%, 11/16/32		1,282,000	1,377,085
			8,018,858
Real Estate Management and Development†
Essential Properties LP, 2.95%, 7/15/31		1,010,000	747,080
Retail REITs — 0.1%
Kimco Realty OP LLC, 4.60%, 2/1/33		365,000	345,231
National Retail Properties, Inc., 4.80%, 10/15/48		980,000	832,058
			1,177,289
Semiconductors and Semiconductor Equipment — 0.1%
Intel Corp., 5.70%, 2/10/53		800,000	819,391
Intel Corp., 3.20%, 8/12/61		1,364,000	902,270
			1,721,661
Software — 0.1%
Oracle Corp., 3.90%, 5/15/35		880,000	772,904
Oracle Corp., 3.85%, 7/15/36		520,000	445,067
Oracle Corp., 3.60%, 4/1/40		1,268,000	985,673
			2,203,644
Specialized REITs — 0.1%
Crown Castle, Inc., 4.15%, 7/1/50		756,000	611,623

		Principal Amount/Shares	Value
Equinix, Inc., 2.90%, 11/18/26		$1,175,000	$1,098,064
			1,709,687
Specialty Retail — 0.4%
Lowe's Cos., Inc., 3.35%, 4/1/27		4,263,000	4,112,202
Lowe's Cos., Inc., 2.625%, 4/1/31		2,065,000	1,778,271
Lowe's Cos., Inc., 5.75%, 7/1/53		1,500,000	1,532,023
O'Reilly Automotive, Inc., 4.70%, 6/15/32		1,610,000	1,602,022
			9,024,518
Technology Hardware, Storage and Peripherals — 0.1%
Apple, Inc., 3.95%, 8/8/52		1,885,000	1,684,377
Dell International LLC / EMC Corp., 8.10%, 7/15/36		384,000	451,101
			2,135,478
Trading Companies and Distributors†
Aircastle Ltd., 5.25%, 8/11/25(1)		659,000	646,478
Water Utilities — 0.1%
American Water Capital Corp., 4.45%, 6/1/32		1,390,000	1,382,684
Essential Utilities, Inc., 2.70%, 4/15/30		1,570,000	1,367,857
			2,750,541
Wireless Telecommunication Services — 0.5%
Sprint LLC, 7.625%, 2/15/25		3,690,000	3,805,821
T-Mobile USA, Inc., 3.375%, 4/15/29		2,485,000	2,279,842
T-Mobile USA, Inc., 4.375%, 4/15/40		480,000	431,413
Vodafone Group PLC, 4.875%, 6/19/49		1,175,000	1,055,806
Vodafone Group PLC, VRN, 4.20%, 10/3/78	EUR	1,900,000	1,917,283
Vodafone Group PLC, VRN, 2.625%, 8/27/80	EUR	2,000,000	1,985,944
			11,476,109
TOTAL CORPORATE BONDS (Cost $543,879,054)			509,939,404
U.S. TREASURY SECURITIES — 16.0%
U.S. Treasury Bonds, 3.50%, 2/15/39		$50,000	49,735
U.S. Treasury Bonds, 1.375%, 11/15/40		500,000	346,318
U.S. Treasury Bonds, 2.00%, 11/15/41		3,000,000	2,274,492
U.S. Treasury Bonds, 2.375%, 2/15/42		35,210,000	28,429,325
U.S. Treasury Bonds, 3.375%, 8/15/42		22,464,000	21,161,790
U.S. Treasury Bonds, 2.75%, 11/15/42		5,000,000	4,265,820
U.S. Treasury Bonds, 4.00%, 11/15/42		11,012,000	11,345,801
U.S. Treasury Bonds, 3.875%, 2/15/43		730,000	737,927
U.S. Treasury Bonds, 2.50%, 2/15/45		13,000,000	10,427,930
U.S. Treasury Bonds, 2.875%, 8/15/45		3,500,000	2,994,004
U.S. Treasury Bonds, 2.50%, 2/15/46		2,000,000	1,594,844
U.S. Treasury Bonds, 2.25%, 8/15/46		5,000,000	3,786,328
U.S. Treasury Bonds, 3.00%, 5/15/47		5,000,000	4,361,133
U.S. Treasury Bonds, 3.625%, 2/15/53		11,252,000	11,159,699
U.S. Treasury Notes, 2.75%, 5/31/23		21,275,000	21,243,267
U.S. Treasury Notes, 2.50%, 5/31/24		46,000,000	44,911,094
U.S. Treasury Notes, 3.00%, 7/31/24		21,086,000	20,688,578
U.S. Treasury Notes, 4.25%, 9/30/24		31,935,000	31,858,281
U.S. Treasury Notes, 4.50%, 11/30/24		17,350,000	17,394,053
U.S. Treasury Notes, 3.875%, 3/31/25		25,000,000	24,909,820
U.S. Treasury Notes, 3.125%, 8/15/25		13,000,000	12,770,469
U.S. Treasury Notes, 4.50%, 11/15/25		25,000,000	25,382,324
U.S. Treasury Notes, 4.625%, 3/15/26		5,989,000	6,132,877

	Principal Amount/Shares	Value
U.S. Treasury Notes, 3.75%, 4/15/26	$300,000	$300,117
U.S. Treasury Notes, 2.75%, 7/31/27	2,289,000	2,214,965
U.S. Treasury Notes, 4.00%, 2/29/28(3)	23,984,000	24,515,208
U.S. Treasury Notes, 3.625%, 3/31/28	5,000,000	5,027,539
U.S. Treasury Notes, 4.00%, 2/28/30	7,739,000	7,978,425
U.S. Treasury Notes, 3.625%, 3/31/30	14,867,000	15,010,940
U.S. Treasury Notes, 3.50%, 2/15/33	31,357,000	31,545,632
TOTAL U.S. TREASURY SECURITIES (Cost $409,644,731)		394,818,735
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 11.9%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FHLMC, VRN, 4.31%, (1-year H15T1Y plus 2.25%), 9/1/35	346,508	354,861
FHLMC, VRN, 3.76%, (12-month LIBOR plus 1.63%), 8/1/46	254,740	256,723
FNMA, VRN, 5.27%, (6-month LIBOR plus 1.57%), 6/1/35	184,847	185,970
FNMA, VRN, 5.31%, (6-month LIBOR plus 1.57%), 6/1/35	155,203	156,021
FNMA, VRN, 5.86%, (6-month LIBOR plus 1.54%), 9/1/35	260,719	262,994
FNMA, VRN, 3.18%, (12-month LIBOR plus 1.61%), 3/1/47	701,543	678,232
FNMA, VRN, 3.12%, (12-month LIBOR plus 1.61%), 4/1/47	392,013	378,791
FNMA, VRN, 3.20%, (12-month LIBOR plus 1.62%), 5/1/47	442,659	439,741
		2,713,333
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 11.8%
FHLMC, 6.00%, 2/1/38	765	799
FHLMC, 3.50%, 5/1/50	5,191,916	4,867,002
FHLMC, 2.50%, 10/1/50	6,597,226	5,723,584
FHLMC, 2.50%, 5/1/51	184,868	161,073
FHLMC, 3.50%, 5/1/51	11,566,100	10,859,613
FHLMC, 2.00%, 8/1/51	9,246	7,705
FHLMC, 2.50%, 12/1/51	4,881,749	4,235,584
FHLMC, 3.00%, 12/1/51	6,690,087	6,025,297
FHLMC, 3.50%, 5/1/52	1,037,242	964,564
FHLMC, 3.50%, 5/1/52	390,593	366,367
FHLMC, 4.00%, 5/1/52	363,872	348,240
FHLMC, 5.00%, 8/1/52	8,766,750	8,827,912
FHLMC, 4.50%, 10/1/52	6,107,595	5,973,610
FHLMC, 6.00%, 11/1/52	7,053,559	7,234,750
FNMA, 2.00%, 5/1/36	7,426,078	6,714,946
FNMA, 3.50%, 10/1/40	882,180	842,236
FNMA, 4.50%, 9/1/41	5,956	5,966
FNMA, 3.50%, 12/1/41	48,134	45,954
FNMA, 3.50%, 5/1/42	19,285	18,412
FNMA, 3.50%, 6/1/42	11,282	10,772
FNMA, 3.50%, 8/1/42	66,452	63,443
FNMA, 3.50%, 9/1/42	7,443	7,105
FNMA, 4.00%, 2/1/46	116,857	113,927
FNMA, 4.00%, 3/1/50	8,657,969	8,369,420
FNMA, 2.50%, 4/1/50	4,941,717	4,295,778
FNMA, 2.50%, 6/1/50	10,045,806	8,761,550
FNMA, 4.00%, 3/1/51	11,538,183	11,134,797
FNMA, 4.00%, 5/1/51	7,677,166	7,435,330
FNMA, 2.50%, 9/1/51	6,871,051	5,957,375
FNMA, 2.50%, 12/1/51	6,593,093	5,720,461
FNMA, 2.50%, 2/1/52	2,625,378	2,286,485

	Principal Amount/Shares	Value
FNMA, 3.00%, 2/1/52	$6,550,332	$5,922,686
FNMA, 2.50%, 3/1/52	17,013,377	14,840,233
FNMA, 3.50%, 4/1/52	218,217	203,056
FNMA, 2.50%, 5/1/52	9,974,965	8,654,666
FNMA, 3.00%, 5/1/52	292,003	265,462
FNMA, 3.50%, 5/1/52	10,607,403	9,893,734
FNMA, 3.50%, 5/1/52	6,415,441	5,970,088
FNMA, 3.50%, 5/1/52	726,244	675,829
FNMA, 3.50%, 5/1/52	683,449	643,177
FNMA, 4.00%, 5/1/52	7,917,882	7,578,142
FNMA, 3.00%, 6/1/52	112,109	101,919
FNMA, 5.00%, 8/1/52	8,202,592	8,176,657
FNMA, 5.00%, 10/1/52	13,782,634	13,799,559
FNMA, 5.50%, 10/1/52	5,206,483	5,252,105
FNMA, 5.50%, 1/1/53	5,744,072	5,804,041
FNMA, 6.50%, 1/1/53	9,946,581	10,274,458
FNMA, 4.00%, 3/1/51	14,489,958	13,999,548
GNMA, 6.00%, 7/15/33	1,775	1,864
GNMA, 5.50%, 1/15/39	1,691	1,768
GNMA, 5.50%, 9/15/39	6,883	7,238
GNMA, 4.50%, 10/15/39	2,128	2,155
GNMA, 5.00%, 10/15/39	4,138	4,262
GNMA, 4.50%, 1/15/40	3,304	3,347
GNMA, 4.00%, 12/15/40	3,733	3,645
GNMA, 4.50%, 12/15/40	12,175	12,342
GNMA, 3.50%, 6/20/42	1,973,133	1,889,224
GNMA, 3.00%, 4/20/50	1,309,407	1,206,049
GNMA, 3.00%, 5/20/50	1,337,530	1,231,236
GNMA, 3.00%, 6/20/50	2,004,797	1,847,992
GNMA, 3.00%, 7/20/50	3,541,505	3,258,211
GNMA, 2.50%, 2/20/51	7,701,079	6,834,649
GNMA, 3.50%, 6/20/51	784,811	742,429
GNMA, 2.50%, 9/20/51	647,870	573,416
GNMA, 2.00%, 12/20/51	14,241,547	12,209,814
GNMA, 2.50%, 12/20/51	9,986,227	8,830,172
GNMA, 5.00%, 4/20/53	4,840,000	4,821,003
GNMA, 5.50%, TBA	12,688,000	12,774,239
UMBS, 6.00%, TBA	5,856,000	5,966,257
		291,656,729
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $297,581,433)		294,370,062
COLLATERALIZED LOAN OBLIGATIONS — 5.8%
ACRES Commercial Realty Ltd., Series 2021-FL1, Class A, VRN, 6.15%, (1-month LIBOR plus 1.20%), 6/15/36(1)	7,293,500	7,193,750
AIMCO CLO Ltd., Series 2019-10A, Class CR, VRN, 7.17%, (3-month LIBOR plus 1.90%), 7/22/32(1)	3,000,000	2,899,088
Allegro CLO V Ltd., Series 2017-1A, Class BR, VRN, 6.71%, (3-month LIBOR plus 1.45%), 10/16/30(1)	3,250,000	3,127,568
AMMC CLO XIII Ltd., Series 2020-2, Class A3R2, VRN, 7.52%, (3-month LIBOR plus 2.25%), 7/24/29(1)	4,500,000	4,361,379
Arbor Realty Collateralized Loan Obligation Ltd., Series 2020-FL1, Class AS, VRN, 6.52%, (1-month SOFR plus 1.63%), 2/15/35(1)	3,468,000	3,470,213

	Principal Amount/Shares	Value
ARES LII CLO Ltd., Series 2019-52A, Class CR, VRN, 7.37%, (3-month LIBOR plus 2.10%), 4/22/31(1)	$2,400,000	$2,305,200
Bain Capital Credit CLO Ltd., Series 2019-2A, Class CR, VRN, 7.36%, (3-month LIBOR plus 2.10%), 10/17/32(1)	2,750,000	2,618,788
BXMT Ltd., Series 2020-FL2, Class A, VRN, 5.90%, (1-month SOFR plus 1.01%), 2/15/38(1)	3,832,438	3,617,715
BXMT Ltd., Series 2020-FL2, Class D, VRN, 6.95%, (1-month SOFR plus 2.06%), 2/15/38(1)	8,000,000	6,730,711
Carlyle US CLO Ltd., Series 2019-2A, Class A2R, VRN, 6.91%, (3-month LIBOR plus 1.65%), 7/15/32(1)	2,400,000	2,339,639
Cerberus Loan Funding XXVIII LP, Series 2020-1A, Class A, VRN, 7.11%, (3-month LIBOR plus 1.85%), 10/15/31(1)	4,040,244	4,016,729
Cerberus Loan Funding XXXIX LP, Series 2022-3A, Class A, VRN, 7.39%, (3-month SOFR plus 2.40%), 1/20/33(1)	4,650,000	4,633,222
Dewolf Park CLO Ltd., Series 2017-1A, Class CR, VRN, 7.11%, (3-month LIBOR plus 1.85%), 10/15/30(1)	4,250,000	4,097,482
Dryden 65 CLO Ltd., Series 2018-65A, Class C, VRN, 7.36%, (3-month LIBOR plus 2.10%), 7/18/30(1)	6,800,000	6,546,144
FS Rialto Issuer LLC, Series 2022-FL6, Class A, SEQ, VRN, 7.50%, (1-month SOFR plus 2.58%), 8/17/37(1)	5,078,000	5,070,465
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 6.37%, (3-month LIBOR plus 1.12%), 7/20/31(1)	3,025,000	3,003,243
KKR CLO 18 Ltd., Series 2018, Class CR, VRN, 7.36%, (3-month LIBOR plus 2.10%), 7/18/30(1)	2,975,000	2,860,506
KKR CLO Ltd., Series 2022A, Class B, VRN, 6.85%, (3-month LIBOR plus 1.60%), 7/20/31(1)	4,000,000	3,890,588
LMREC LLC, Series 2021-CRE4, Class A, VRN, 6.06%, (1-month LIBOR plus 1.05%), 4/22/37(1)	5,232,520	5,118,233
Magnetite XXV Ltd., Series 2020-25A, Class C, VRN, 7.36%, (3-month LIBOR plus 2.10%), 1/25/32(1)	5,200,000	5,075,148
Marathon CLO Ltd., Series 2021-17A, Class B1, VRN, 7.93%, (3-month LIBOR plus 2.68%), 1/20/35(1)	4,850,000	4,639,570
MF1 LLC, Series 2022-FL10, Class D, VRN, 10.65%, (1-month SOFR plus 5.73%), 9/17/37(1)	4,000,000	3,984,094
MF1 Ltd., Series 2020-FL4, Class A, VRN, 6.70%, (1-month SOFR plus 1.81%), 11/15/35(1)	5,157,351	5,106,745
MF1 Ltd., Series 2020-FL4, Class D, VRN, 9.10%, (1-month SOFR plus 4.21%), 11/15/35(1)	4,674,000	4,498,318
Neuberger Berman Loan Advisers CLO Ltd., Series 2018-28A, Class B, VRN, 6.85%, (3-month LIBOR plus 1.60%), 4/20/30(1)	2,300,000	2,259,558
Octagon Investment Partners XV Ltd., Series 2013-1A, Class CRR, VRN, 7.27%, (3-month LIBOR plus 2.00%), 7/19/30(1)	4,500,000	4,276,453
Palmer Square Loan Funding Ltd., Series 2021-3A, Class A2, VRN, 6.65%, (3-month LIBOR plus 1.40%), 7/20/29(1)	2,450,000	2,403,799
Palmer Square Loan Funding Ltd., Series 2022-1A, Class B, VRN, 6.99%, (3-month SOFR plus 2.00%), 4/15/30(1)	3,500,000	3,409,114
Palmer Square Loan Funding Ltd., Series 2022-4A, Class B, VRN, 7.53%, (3-month SOFR plus 2.75%), 7/24/31(1)	3,900,000	3,907,436
Palmer Square Loan Funding Ltd., Series 2022-5A, Class A2, VRN, 7.64%, (3-month SOFR plus 2.65%), 1/15/31(1)	2,150,000	2,147,323
PFP Ltd., Series 2021-8, Class D, VRN, 7.10%, (1-month LIBOR plus 2.15%), 8/9/37(1)	4,800,000	4,327,543
Rockford Tower CLO Ltd., Series 2020-1A, Class C, VRN, 7.60%, (3-month LIBOR plus 2.35%), 1/20/32(1)	3,300,000	3,183,791
Sound Point CLO IX Ltd., Series 2015-2A, Class CRRR, VRN, 7.75%, (3-month LIBOR plus 2.50%), 7/20/32(1)	8,000,000	7,585,324
Sound Point CLO XXII Ltd., Series 2019-1A, Class BR, VRN, 6.95%, (3-month LIBOR plus 1.70%), 1/20/32(1)	2,250,000	2,164,048

		Principal Amount/Shares	Value
Symphony CLO XXII Ltd., Series 2020-22A, Class B, VRN, 6.96%, (3-month LIBOR plus 1.70%), 4/18/33(1)		$4,750,000	$4,626,036
Wind River CLO Ltd., Series 2013-1A, Class A1RR, VRN, 6.23%, (3-month LIBOR plus 0.98%), 7/20/30(1)		2,436,351	2,412,353
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $147,337,072)			143,907,316
ASSET-BACKED SECURITIES — 3.4%
Aaset Trust, Series 2021-2A, Class B, 3.54%, 1/15/47(1)		5,117,675	3,879,111
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, SEQ, 1.94%, 8/15/46(1)		2,600,000	2,312,176
Blackbird Capital Aircraft, Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(1)		4,011,855	3,526,028
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2, SEQ, 4.94%, 1/25/52(1)	CAD	9,350,000	6,393,831
Cologix Data Centers US Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.30%, 12/26/51(1)		$1,746,000	1,582,933
Diamond Resorts Owner Trust, Series 2021-1A, Class B, 2.05%, 11/21/33(1)		1,790,508	1,647,807
Domino's Pizza Master Issuer LLC, Series 2015-1A, Class A2II, SEQ, 4.47%, 10/25/45(1)		3,366,000	3,262,024
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 8/17/37(1)		4,057,000	3,700,917
FirstKey Homes Trust, Series 2022-SFR3, Class B, 4.50%, 7/17/38(1)		3,700,000	3,566,265
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)		8,675,000	7,806,983
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)		1,413,321	1,289,623
Goodgreen Trust, Series 2021-1A, Class A, SEQ, 2.66%, 10/15/56(1)		2,296,824	1,929,903
InStar Leasing III LLC, Series 2021-1A, Class A, SEQ, 2.30%, 2/15/54(1)		3,847,916	3,249,875
Lunar Aircarft Ltd., Series 2020-1A, Class A, SEQ, 3.38%, 2/15/45(1)		5,209,693	4,547,508
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, SEQ, 2.64%, 10/15/46(1)		6,291,590	5,462,220
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(1)		5,418,349	4,774,960
Navigator Aircraft ABS Ltd., Series 2021-1, Class A, SEQ, 2.77%, 11/15/46(1)		6,357,589	5,584,020
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A, SEQ, 3.97%, 6/15/44(1)		3,733,482	3,238,535
Progress Residential Trust, Series 2021-SFR1, Class F, 2.76%, 4/17/38(1)		7,500,000	6,425,278
Sierra Timeshare Receivables Funding LLC, Series 2021-8, Class D, 3.17%, 11/20/37(1)		871,317	799,372
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, SEQ, 1.88%, 3/26/46(1)		3,634,000	3,244,362
Vantage Data Centers LLC, Series 2019-1A, Class A2, SEQ, 3.19%, 7/15/44(1)		6,647,000	6,427,916
TOTAL ASSET-BACKED SECURITIES (Cost $92,834,476)			84,651,647
PREFERRED STOCKS — 2.7%
Automobiles — 0.2%
Volkswagen International Finance NV, 3.875%		4,500,000	4,154,349
Banks — 0.6%
Banco Santander SA, 4.125%		1,000,000	826,155
Barclays PLC, 9.25%		1,500,000	1,704,561
Commerzbank AG, 4.25%		600,000	483,971

	Principal Amount/Shares	Value
Cooperatieve Rabobank UA, 3.10%	1,400,000	$1,176,286
Credit Agricole SA, 7.25%	2,100,000	2,264,870
Intesa Sanpaolo SpA, 3.75%	3,700,000	3,379,859
La Banque Postale SA, 3.875%	2,000,000	1,716,210
Lloyds Banking Group PLC, 8.50%	1,600,000	1,924,306
UniCredit SpA, 3.875%	2,000,000	1,589,811
		15,066,029
Capital Markets†
Deutsche Bank AG, 4.625%	1,000,000	733,396
Diversified Telecommunication Services — 0.3%
Orange SA, 2.375%	1,000,000	1,048,049
Telefonica Europe BV, 2.38%	2,900,000	2,507,048
Telefonica Europe BV, 2.875%	1,800,000	1,687,881
Telefonica Europe BV, 2.88%	2,000,000	1,845,915
		7,088,893
Electric Utilities — 0.4%
Electricite de France SA, 3.375%	3,600,000	2,960,870
Enel SpA, 2.25%	2,500,000	2,383,854
Naturgy Finance BV, 2.37%	3,000,000	2,886,453
SSE PLC, 3.125%	2,600,000	2,600,229
		10,831,406
Insurance — 0.8%
Allianz SE, 2.625%	3,600,000	2,805,077
Allianz SE, 3.20%(1)	3,595,000	2,621,628
AXA SA, 3.875%	3,000,000	3,192,353
BNP Paribas Cardif SA, 4.03%	3,100,000	3,296,967
CNP Assurances, 4.75%	3,500,000	3,497,077
Credit Agricole Assurances SA, 4.25%	3,300,000	3,543,323
		18,956,425
Oil, Gas and Consumable Fuels — 0.4%
Eni SpA, 3.375%	5,700,000	5,256,272
TotalEnergies SE, 2.625%	4,292,000	4,480,830
		9,737,102
TOTAL PREFERRED STOCKS (Cost $76,977,684)		66,567,600
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.5%
Private Sponsor Collateralized Mortgage Obligations — 1.3%
Angel Oak Mortgage Trust, Series 2019-6, Class M1, VRN, 3.39%, 11/25/59(1)	$5,500,000	5,046,685
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 6.80%, (1-year H15T1Y plus 2.25%), 2/25/36	178,348	170,030
Bellemeade Re Ltd., Series 2019-1A, Class B1, VRN, 9.02%, (1-month LIBOR plus 4.00%), 3/25/29(1)	3,700,000	3,710,338
Bellemeade Re Ltd., Series 2020-4A, Class M2B, VRN, 8.62%, (1-month LIBOR plus 3.60%), 6/25/30(1)	4,094,199	4,125,154
Bunker Hill Loan Depositary Trust, Series 2019-3, Class M1, 3.27%, 11/25/59(1)	3,000,000	2,724,961
Deephaven Residential Mortgage Trust, Series 2020-2, Class B1, VRN, 5.82%, 5/25/65(1)	4,482,000	4,232,524
New Residential Mortgage Loan Trust, Series 2015-2A, Class B5, VRN, 5.38%, 8/25/55(1)	3,870,670	3,355,009
Starwood Mortgage Residential Trust, Series 2020-2, Class B2E, VRN, 3.00%, 4/25/60(1)	5,000,000	4,033,102

	Principal Amount/Shares	Value
Triangle Re Ltd., Series 2021-1, Class M2, VRN, 8.92%, (1-month LIBOR plus 3.90%), 8/25/33(1)	$3,991,560	$4,017,296
		31,415,099
U.S. Government Agency Collateralized Mortgage Obligations — 0.2%
FNMA, Series 2013-C01, Class M2, VRN, 10.27%, (1-month LIBOR plus 5.25%), 10/25/23	2,077,758	2,117,692
FNMA, Series 2014-C02, Class 2M2, VRN, 7.62%, (1-month LIBOR plus 2.60%), 5/25/24	1,087,071	1,095,568
FNMA, Series 2022-R09, Class 2M1, VRN, 7.32%, (30-day average SOFR plus 2.50%), 9/25/42(1)	2,829,163	2,837,441
		6,050,701
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $40,048,711)		37,465,800
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.1%
BX Commercial Mortgage Trust, Series 2020-VIV2, Class C, VRN, 3.66%, 3/9/44(1)	5,700,000	4,765,015
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.67%, 3/11/44(1)	2,598,000	2,109,249
BX Commercial Mortgage Trust, Series 2021-ACNT, Class D, VRN, 6.80%, (1-month LIBOR plus 1.85%), 11/15/38(1)	10,450,000	9,863,184
BX Trust, Series 2021-RISE, Class D, VRN, 6.70%, (1-month LIBOR plus 1.75%), 11/15/36(1)	6,572,000	6,279,861
Great Wolf Trust, Series 2019-WOLF, Class C, VRN, 6.64%, (1-month SOFR plus 1.75%), 12/15/36(1)	4,419,000	4,318,497
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $29,869,031)		27,335,806
U.S. GOVERNMENT AGENCY SECURITIES — 0.6%
FHLMC, 6.25%, 7/15/32	2,000,000	2,382,940
Tennessee Valley Authority, 3.875%, 3/15/28	11,000,000	11,073,872
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $13,536,043)		13,456,812
MUNICIPAL SECURITIES — 0.5%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	675,000	817,445
California State University Rev., 2.98%, 11/1/51	825,000	611,902
Dallas Area Rapid Transit Rev., 6.00%, 12/1/44	25,000	28,454
Escambia County Health Facilities Authority Rev., (Baptist Health Care Corp. Obligated Group), 3.61%, 8/15/40 (AGM)	725,000	582,308
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34	2,125,000	1,793,243
Los Angeles Community College District GO, 6.75%, 8/1/49	800,000	1,009,522
Los Angeles Department of Airports Rev., 6.58%, 5/15/39	285,000	320,754
Massachusetts GO, 2.66%, 9/1/39	246,710	203,248
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	1,600,000	1,258,292
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	275,000	292,246
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	100,000	128,574
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	270,000	338,252
New York City Municipal Water Finance Authority Rev. (New York City Water & Sewer System), 5.95%, 6/15/42	55,000	63,782
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	830,000	624,958
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	170,000	185,829
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	450,000	461,820
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	450,000	330,754

		Principal Amount/Shares	Value
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40		$205,000	$222,607
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40		220,000	246,645
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32		280,000	297,185
State of California GO, 4.60%, 4/1/38		120,000	119,476
State of California GO, 7.55%, 4/1/39		460,000	604,968
State of California GO, 7.30%, 10/1/39		665,000	835,107
State of California GO, 7.60%, 11/1/40		20,000	26,565
Texas Natural Gas Securitization Finance Corp. Rev., 5.17%, 4/1/41		230,000	250,627
University of California Rev., 3.07%, 5/15/51		670,000	486,080
TOTAL MUNICIPAL SECURITIES (Cost $14,298,065)			12,140,643
SHORT-TERM INVESTMENTS(4) — 8.1%
Repurchase Agreements — 6.2%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.625% - 3.75%, 11/15/29 - 8/15/49, valued at $34,158,404), in a joint trading account at 4.70%, dated 4/28/23, due 5/1/23 (Delivery value $33,573,465)			33,560,321
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.50% - 3.375%, 5/15/44 - 11/15/48, valued at $120,819,052), at 4.79%, dated 4/28/23, due 5/1/23 (Delivery value $118,497,281)			118,450,000
			152,010,321
Treasury Bills(5) — 1.9%
Canadian Treasury Bills, 4.33%, 3/28/24	CAD	34,000,000	24,108,794
U.S. Treasury Bills, 5.10%, 7/25/23		$23,000,000	22,734,627
			46,843,421
TOTAL SHORT-TERM INVESTMENTS (Cost $198,906,118)			198,853,742
TOTAL INVESTMENT SECURITIES — 101.1% (Cost $2,669,641,728)			2,493,914,428
OTHER ASSETS AND LIABILITIES — (1.1)%			(27,506,061)
TOTAL NET ASSETS — 100.0%			$2,466,408,367

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	3,943,645	USD	2,656,282	Bank of America N.A.	6/15/23	$(41,872)
AUD	3,964,507	USD	2,640,362	Bank of America N.A.	6/15/23	(12,121)
USD	11,677,972	AUD	17,483,957	Bank of America N.A.	6/15/23	87,113
USD	13,613,378	AUD	20,515,979	Bank of America N.A.	6/15/23	12,463
USD	1,172,670	AUD	1,723,844	Morgan Stanley	6/15/23	29,860
CAD	1,524,509	USD	1,109,905	UBS AG	6/15/23	16,303
CAD	2,494,264	USD	1,814,934	UBS AG	6/15/23	27,665
CAD	1,978,494	USD	1,439,637	UBS AG	6/15/23	21,945
CAD	25,726,351	USD	18,719,603	UBS AG	6/15/23	285,346
USD	1,257,263	CAD	1,684,834	JPMorgan Chase Bank N.A.	6/15/23	12,618
USD	36,703,884	CAD	49,677,228	Morgan Stanley	6/15/23	5,589
USD	66,300,177	CAD	90,739,748	UBS AG	6/15/23	(732,429)
USD	21,743,143	CAD	29,966,400	UBS AG	6/15/23	(394,078)
USD	11,594,574	CHF	10,736,425	Morgan Stanley	6/15/23	(476,163)
CNY	10,047,467	USD	1,473,059	Morgan Stanley	6/15/23	(17,038)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,379,540	CNY	36,911,712	Morgan Stanley	6/15/23	$30,507
USD	1,029,637	CNY	7,138,258	Morgan Stanley	6/15/23	(4,798)
USD	935,768	CNY	6,405,941	Morgan Stanley	6/15/23	7,456
CZK	507,398,684	USD	22,571,116	UBS AG	6/15/23	1,142,807
USD	28,128,742	CZK	622,039,000	UBS AG	6/15/23	(943,042)
USD	4,600,285	DKK	32,093,292	UBS AG	6/15/23	(158,027)
EUR	2,429,913	USD	2,622,702	Bank of America N.A.	6/15/23	61,405
EUR	750,966	USD	797,769	Goldman Sachs & Co.	6/15/23	31,757
EUR	421,627	USD	450,992	Goldman Sachs & Co.	6/15/23	14,742
EUR	3,116,789	USD	3,321,656	Goldman Sachs & Co.	6/15/23	121,182
EUR	12,008,961	USD	12,940,989	Goldman Sachs & Co.	6/15/23	324,236
EUR	1,586,073	USD	1,734,441	Morgan Stanley	6/15/23	17,552
EUR	496,746	USD	545,537	Morgan Stanley	6/15/23	3,173
EUR	979,118	USD	1,081,573	Morgan Stanley	6/15/23	(29)
EUR	1,159,314	USD	1,280,933	Morgan Stanley	6/15/23	(342)
USD	9,837,365	EUR	9,270,039	Bank of America N.A.	6/15/23	(402,417)
USD	1,851,589	EUR	1,715,421	Bank of America N.A.	6/15/23	(43,283)
USD	3,686,817	EUR	3,403,820	Bank of America N.A.	6/15/23	(73,078)
USD	2,660,547	EUR	2,435,221	Bank of America N.A.	6/15/23	(29,424)
USD	447,431,345	EUR	419,713,468	Goldman Sachs & Co.	6/15/23	(16,188,573)
USD	4,833,560	EUR	4,557,550	Goldman Sachs & Co.	6/15/23	(200,758)
USD	828,945	EUR	768,621	Goldman Sachs & Co.	6/15/23	(20,082)
USD	716,090	EUR	663,728	Goldman Sachs & Co.	6/15/23	(17,071)
USD	2,598,799	EUR	2,412,841	Goldman Sachs & Co.	6/15/23	(66,451)
USD	2,564,064	EUR	2,379,902	Goldman Sachs & Co.	6/15/23	(64,801)
USD	2,620,857	EUR	2,431,763	Goldman Sachs & Co.	6/15/23	(65,294)
USD	2,862,580	EUR	2,615,423	Goldman Sachs & Co.	6/15/23	(26,443)
USD	44,974	EUR	41,012	Goldman Sachs & Co.	6/15/23	(328)
USD	1,245,284	EUR	1,133,814	Goldman Sachs & Co.	6/15/23	(7,139)
USD	709,373	EUR	644,398	Goldman Sachs & Co.	6/15/23	(2,436)
USD	2,496,047	EUR	2,266,097	Goldman Sachs & Co.	6/15/23	(7,108)
USD	1,576,863	EUR	1,431,053	Goldman Sachs & Co.	6/15/23	(3,893)
USD	833,025	EUR	749,690	Goldman Sachs & Co.	6/15/23	4,909
USD	767,456	EUR	701,539	JPMorgan Chase Bank N.A.	6/15/23	(7,471)
USD	2,629,622	EUR	2,406,082	Morgan Stanley	6/15/23	(28,162)
USD	10,727,275	EUR	9,806,189	Morgan Stanley	6/15/23	(104,745)
USD	1,116,118	EUR	1,014,800	Morgan Stanley	6/15/23	(4,841)
GBP	558,493	USD	678,146	Bank of America N.A.	6/15/23	24,381
GBP	306,871	USD	381,309	Bank of America N.A.	6/15/23	4,704
GBP	1,128,666	USD	1,400,889	Goldman Sachs & Co.	6/15/23	18,857
GBP	3,942,210	USD	4,900,537	JPMorgan Chase Bank N.A.	6/15/23	58,359
USD	84,905,471	GBP	70,720,967	Bank of America N.A.	6/15/23	(4,054,258)
USD	355,393	GBP	291,808	Bank of America N.A.	6/15/23	(11,672)
USD	635,371	GBP	510,420	JPMorgan Chase Bank N.A.	6/15/23	(6,685)
USD	2,853,597	GBP	2,304,065	Morgan Stanley	6/15/23	(44,681)
USD	1,838,253	GBP	1,478,913	Morgan Stanley	6/15/23	(22,068)
USD	9,484,132	GBP	7,628,628	UBS AG	6/15/23	(111,901)
IDR	352,704,952,515	USD	22,924,757	Morgan Stanley	6/15/23	1,104,360
USD	9,005,138	IDR	138,273,887,898	Goldman Sachs & Co.	6/15/23	(415,199)
USD	22,463,976	IDR	347,068,426,752	Morgan Stanley	6/15/23	(1,181,135)
ILS	84,257,647	USD	23,556,053	UBS AG	6/15/23	(306,292)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,009,828	ILS	21,829,500	Bank of America N.A.	6/15/23	$(13,728)
USD	23,394,894	ILS	84,257,647	UBS AG	6/15/23	145,132
JPY	85,766,414	USD	648,283	Bank of America N.A.	6/15/23	(14,587)
JPY	264,026,363	USD	2,017,008	Bank of America N.A.	6/15/23	(66,215)
JPY	684,150,279	USD	5,271,323	Bank of America N.A.	6/15/23	(216,389)
JPY	60,394,962	USD	446,358	JPMorgan Chase Bank N.A.	6/15/23	(122)
USD	81,114,425	JPY	10,938,280,161	Bank of America N.A.	6/15/23	295,508
USD	5,987,265	JPY	769,183,943	Bank of America N.A.	6/15/23	304,049
USD	2,435,329	JPY	317,973,123	Bank of America N.A.	6/15/23	85,943
USD	1,521,592	JPY	202,625,863	Goldman Sachs & Co.	6/15/23	24,464
USD	4,521,576	JPY	592,331,766	Morgan Stanley	6/15/23	145,055
USD	735,920	JPY	97,856,072	Morgan Stanley	6/15/23	12,898
KRW	14,703,480,063	USD	11,284,329	Morgan Stanley	6/15/23	(267,202)
KRW	7,597,593,628	USD	5,854,210	Morgan Stanley	6/15/23	(161,432)
KRW	15,953,253,309	USD	12,295,378	Morgan Stanley	6/15/23	(341,813)
USD	16,586,686	KRW	21,758,415,304	Morgan Stanley	6/15/23	283,389
USD	12,550,340	KRW	16,461,026,197	Morgan Stanley	6/15/23	216,308
MXN	284,614,775	USD	14,668,128	UBS AG	6/15/23	1,022,220
MXN	477,671,543	USD	24,845,082	UBS AG	6/15/23	1,488,170
USD	4,213,281	MXN	76,501,701	JPMorgan Chase Bank N.A.	6/15/23	(4,132)
USD	29,461,888	MXN	542,952,244	UBS AG	6/15/23	(470,182)
USD	15,270,394	MXN	280,571,809	UBS AG	6/15/23	(197,071)
USD	582,441	MXN	11,223,644	UBS AG	6/15/23	(36,300)
USD	4,849,328	MYR	21,635,275	Goldman Sachs & Co.	6/15/23	(28,426)
NOK	62,717,303	USD	6,062,161	UBS AG	5/15/23	(173,573)
USD	5,928,421	NOK	62,573,887	UBS AG	5/15/23	53,297
USD	4,424,624	NOK	46,716,542	UBS AG	6/15/23	31,706
USD	11,506,033	NZD	18,408,003	Bank of America N.A.	6/15/23	124,325
USD	39,866,471	NZD	64,794,557	UBS AG	6/15/23	(196,141)
USD	1,022,437	NZD	1,636,250	UBS AG	6/15/23	10,740
USD	4,884,346	NZD	7,801,410	UBS AG	6/15/23	60,717
USD	16,339,047	NZD	26,160,306	UBS AG	6/15/23	164,074
USD	2,493,967	PLN	11,082,044	UBS AG	6/15/23	(162,302)
USD	1,678,344	SEK	17,823,996	UBS AG	6/15/23	(63,576)
USD	3,187,842	SGD	4,281,591	Bank of America N.A.	6/15/23	(25,885)
THB	206,645,990	USD	6,006,278	Bank of America N.A.	6/15/23	70,801
USD	11,445,846	THB	398,200,969	Bank of America N.A.	6/15/23	(264,513)
USD	15,175,838	ZAR	281,892,860	UBS AG	6/15/23	(174,288)
ZAR	280,659,187	USD	15,132,323	UBS AG	6/15/23	150,625
						$(21,016,795)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-Bobl 5-Year Bonds	60	June 2023	$7,799,472	$195,602
Euro-Buxl 30-Year Bonds	25	June 2023	3,842,878	113,742
Euro-Bund 10-Year Bonds	233	June 2023	34,804,055	910,572
Japanese 10-Year Government Bonds	50	June 2023	54,534,111	1,148,299
Korean Treasury 10-Year Bonds	277	June 2023	23,537,963	105,138
U.K. Gilt 10-Year Bonds	140	June 2023	17,851,384	160,959
U.S. Treasury 2-Year Notes	129	June 2023	26,595,164	(14,173)
U.S. Treasury 5-Year Notes	1,119	June 2023	122,801,508	(206,515)
U.S. Treasury 10-Year Notes	1,077	June 2023	124,073,766	339,079
U.S. Treasury 10-Year Ultra Notes	149	June 2023	18,096,516	50,350
U.S. Treasury Ultra Bonds	154	June 2023	21,776,562	962,872
			$455,713,379	$3,765,925
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-Schatz 2-Year Bonds	223	June 2023	$25,966,863	$85,647
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 39	Buy	(5.00)%	12/20/27	$90,894,870	$(539,852)	$(1,801,577)	$(2,341,429)
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.90%	10/11/23	$8,350,000	$229	$29,388	$29,617
CPURNSA	Receive	2.97%	10/14/23	$12,850,000	235	36,546	36,781
CPURNSA	Receive	2.97%	10/14/23	$12,850,000	236	36,545	36,781
					$700	$102,479	$103,179

NOTES TO SCHEDULE OF INVESTMENTS
AGM	–	Assured Guaranty Municipal Corporation
AUD	–	Australian Dollar
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
CHF	–	Swiss Franc
CNY	–	Chinese Yuan
CPURNSA	–	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
CZK	–	Czech Koruna
DKK	–	Danish Krone
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
GBP	–	British Pound
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
H15T1Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IDR	–	Indonesian Rupiah
ILS	–	Israeli Shekel
JPY	–	Japanese Yen
KRW	–	South Korean Won
LIBOR	–	London Interbank Offered Rate
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
NZD	–	New Zealand Dollar
PLN	–	Polish Zloty
SEK	–	Swedish Krona
SEQ	–	Sequential Payer
SGD	–	Singapore Dollar
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
THB	–	Thai Baht
UMBS	–	Uniform Mortgage-Backed Securities
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
ZAR	–	South African Rand
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $529,999,066, which represented 21.5% of total net assets.
(2)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $16,491,336.
(4)Category includes securities purchased with cash collateral received at the custodian bank for collateral requirements on forward commitments. At the period end, the aggregate value of cash deposits received was $260,000.
(5)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

See Notes to Financial Statements.

Statement of Assets and Liabilities

APRIL 30, 2023 (UNAUDITED)
Assets
Investment securities, at value (cost of $2,669,641,728)	$2,493,914,428
Foreign deposits with broker for futures contracts, at value (cost of $1,531,396)	1,524,687
Receivable for investments sold	8,483,769
Receivable for capital shares sold	1,819,550
Receivable for variation margin on futures contracts	1,515,352
Receivable for variation margin on swap agreements	9,528
Unrealized appreciation on forward foreign currency exchange contracts	8,158,710
Interest receivable	16,263,542
2,531,689,566

Liabilities
Disbursements in excess of demand deposit cash	261,333
Payable for collateral received for forward commitments	260,000
Payable for investments purchased	33,931,702
Payable for capital shares redeemed	1,144,044
Payable for variation margin on futures contracts	59,811
Payable for variation margin on swap agreements	191,252
Unrealized depreciation on forward foreign currency exchange contracts	29,175,505
Accrued management fees	216,144
Distribution and service fees payable	511
Accrued foreign taxes	40,897
65,281,199

Net Assets	$2,466,408,367

Net Assets Consist of:
Capital paid in	$2,831,762,136
Distributable earnings (loss)	(365,353,769)
$2,466,408,367

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$272,872,114	31,693,763	$8.61
I Class	$5,024,734	581,230	$8.65
Y Class	$57,166,096	6,603,005	$8.66
A Class	$1,214,112	142,022	$8.55
C Class	$202,064	24,124	$8.38
R Class	$210,614	24,819	$8.49
R5 Class	$10,749,377	1,243,964	$8.64
R6 Class	$6,750,077	781,125	$8.64
G Class	$2,112,219,179	243,477,022	$8.68
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $8.95 (net asset value divided by 0.955). A contingent deferred sales charge may be imposed on redemptions of Class A and Class C.

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2023 (UNAUDITED)
Investment Income (Loss)
Income:
Interest (net of foreign taxes withheld of $56,762)	$40,236,841

Expenses:
Management fees	6,837,939
Distribution and service fees:
A Class	1,447
C Class	1,223
R Class	563
Trustees' fees and expenses	71,233
Other expenses	65,616
6,978,021
Fees waived(1)	(5,545,076)
1,432,945

Net investment income (loss)	38,803,896

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $9,728)	(55,503,973)
Forward foreign currency exchange contract transactions	(16,715,274)
Futures contract transactions	(4,642,942)
Swap agreement transactions	(2,196,722)
Foreign currency translation transactions	(12,531)
(79,071,442)

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $(40,897))	177,557,423
Forward foreign currency exchange contracts	(40,721,785)
Futures contracts	9,555,989
Swap agreements	(1,130,437)
Translation of assets and liabilities in foreign currencies	454,554
145,715,744

Net realized and unrealized gain (loss)	66,644,302

Net Increase (Decrease) in Net Assets Resulting from Operations	$105,448,198
(1)Amount consists of $52,976, $1,033, $11,721, $231, $49, $45, $2,161, $1,302 and $5,475,558 for Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class, respectively.

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2023 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2022
Increase (Decrease) in Net Assets	April 30, 2023	October 31, 2022
Operations
Net investment income (loss)	$38,803,896	$54,203,330
Net realized gain (loss)	(79,071,442)	(23,987,688)
Change in net unrealized appreciation (depreciation)	145,715,744	(342,348,774)
Net increase (decrease) in net assets resulting from operations	105,448,198	(312,133,132)

Distributions to Shareholders
From earnings:
Investor Class	(13,950,414)	(9,795,363)
I Class	(283,536)	(496,924)
Y Class	(4,340,425)	(2,167,800)
A Class	(60,056)	(41,474)
C Class	(13,050)	(11,319)
R Class	(13,834)	(7,822)
R5 Class	(590,208)	(491,050)
R6 Class	(341,797)	(250,621)
G Class	(101,368,889)	(76,421,628)
Decrease in net assets from distributions	(120,962,209)	(89,684,001)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	554,640,204	(164,881,017)

Net increase (decrease) in net assets	539,126,193	(566,698,150)

Net Assets
Beginning of period	1,927,282,174	2,493,980,324
End of period	$2,466,408,367	$1,927,282,174

See Notes to Financial Statements.

Notes to Financial Statements

APRIL 30, 2023 (UNAUDITED)

1. Organization

American Century International Bond Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Global Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek long-term total return.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Hybrid securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income —  Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly, but may be paid less frequently. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 53% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. During the period ended April 30, 2023, the investment advisor agreed to waive 0.04% of the fund's management fee. The investment advisor expects this waiver to continue until February 29, 2024 and cannot terminate it prior to such date without the approval of the Board of Trustees. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

The annual management fee and the effective annual management fee after waiver for each class for the period ended April 30, 2023 are as follows:

	Annual Management Fee	Effective Annual Management Fee After Waiver
Investor Class	0.83%	0.79%
I Class	0.73%	0.69%
Y Class	0.63%	0.59%
A Class	0.83%	0.79%
C Class	0.83%	0.79%
R Class	0.83%	0.79%
R5 Class	0.63%	0.59%
R6 Class	0.58%	0.54%
G Class	0.58%	0.00%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2023 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended April 30, 2023 totaled $1,289,126,497, of which $490,155,372 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended April 30, 2023 totaled $834,223,999, of which $236,275,181 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended April 30, 2023		Year ended October 31, 2022
	Shares	Amount	Shares	Amount
Investor Class
Sold	2,080,672	$18,475,853	1,375,374	$13,926,862
Issued in reinvestment of distributions	1,660,554	13,948,655	993,079	9,789,043
Redeemed	(1,147,420)	(10,041,706)	(1,924,609)	(17,781,535)
	2,593,806	22,382,802	443,844	5,934,370
I Class
Sold	23,614	202,803	66,053	660,907
Issued in reinvestment of distributions	33,093	278,972	48,704	489,091
Redeemed	(155,613)	(1,346,975)	(1,248,273)	(12,132,012)
	(98,906)	(865,200)	(1,133,516)	(10,982,014)
Y Class
Sold	4,018,245	35,541,919	4,358,397	41,509,225
Issued in reinvestment of distributions	513,508	4,334,008	219,615	2,167,677
Redeemed	(4,036,078)	(33,839,857)	(4,415,184)	(41,037,305)
	495,675	6,036,070	162,828	2,639,597
A Class
Sold	10,129	88,164	4,993	46,213
Issued in reinvestment of distributions	7,108	59,353	4,203	41,378
Redeemed	(7,933)	(68,671)	(16,437)	(164,088)
	9,304	78,846	(7,241)	(76,497)
C Class
Sold	375	3,140	652	6,052
Issued in reinvestment of distributions	1,573	12,895	1,142	11,237
Redeemed	(8,118)	(67,778)	(27,574)	(259,568)
	(6,170)	(51,743)	(25,780)	(242,279)
R Class
Sold	6,474	54,631	8,465	78,010
Issued in reinvestment of distributions	1,669	13,834	797	7,822
Redeemed	(13,662)	(113,835)	(6,744)	(64,626)
	(5,519)	(45,370)	2,518	21,206
R5 Class
Sold	1	6	2,452	24,115
Issued in reinvestment of distributions	70,096	590,208	49,693	491,050
Redeemed	(104,235)	(889,131)	(221,340)	(2,109,550)
	(34,138)	(298,917)	(169,195)	(1,594,385)
R6 Class
Sold	79,815	691,690	79,330	770,407
Issued in reinvestment of distributions	40,593	341,797	25,439	250,621
Redeemed	(49,831)	(423,542)	(94,099)	(904,744)
	70,577	609,945	10,670	116,284
G Class
Sold	50,703,014	446,126,047	13,008,136	125,580,943
Issued in reinvestment of distributions	12,010,532	101,368,889	7,773,532	76,421,628
Redeemed	(2,388,257)	(20,701,165)	(36,914,481)	(362,699,870)
	60,325,289	526,793,771	(16,132,813)	(160,697,299)
Net increase (decrease)	63,349,918	$554,640,204	(16,848,685)	$(164,881,017)

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Sovereign Governments and Agencies	—	$710,406,861	—
Corporate Bonds	—	509,939,404	—
U.S. Treasury Securities	—	394,818,735	—
U.S. Government Agency Mortgage-Backed Securities	—	294,370,062	—
Collateralized Loan Obligations	—	143,907,316	—
Asset-Backed Securities	—	84,651,647	—
Preferred Stocks	—	66,567,600	—
Collateralized Mortgage Obligations	—	37,465,800	—
Commercial Mortgage-Backed Securities	—	27,335,806	—
U.S. Government Agency Securities	—	13,456,812	—
Municipal Securities	—	12,140,643	—
Short-Term Investments	—	198,853,742	—
	—	$2,493,914,428	—
Other Financial Instruments
Futures Contracts	$1,352,301	$2,719,959	—
Swap Agreements	—	103,179	—
Forward Foreign Currency Exchange Contracts	—	8,158,710	—
	$1,352,301	$10,981,848	—

Liabilities
Other Financial Instruments
Futures Contracts	$220,688	—	—
Swap Agreements	—	$2,341,429	—
Forward Foreign Currency Exchange Contracts	—	29,175,505	—
	$220,688	$31,516,934	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $117,024,542.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $1,290,684,785.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively.
Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $365,835,747 futures contracts purchased and $26,777,348 futures contracts sold.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $34,050,000.

Value of Derivative Instruments as of April 30, 2023

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	$191,252
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$8,158,710	Unrealized depreciation on forward foreign currency exchange contracts	29,175,505
Interest Rate Risk	Receivable for variation margin on futures contracts*	1,515,352	Payable for variation margin on futures contracts*	59,811
Other Contracts	Receivable for variation margin on swap agreements*	9,528	Payable for variation margin on swap agreements*	—
		$9,683,590		$29,426,568
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2023

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(2,196,722)	Change in net unrealized appreciation (depreciation) on swap agreements	$(1,163,701)
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	(16,715,274)	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(40,721,785)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(4,642,942)	Change in net unrealized appreciation (depreciation) on futures contracts	9,555,989
Other Contracts	Net realized gain (loss) on swap agreement transactions	—	Change in net unrealized appreciation (depreciation) on swap agreements	33,264
		$(23,554,938)		$(32,296,233)

Counterparty Risk — The fund is subject to counterparty risk, or the risk that an institution will fail to perform its obligations to the fund. The investment advisor attempts to minimize counterparty risk prior to entering into transactions by performing extensive reviews of the creditworthiness of all potential counterparties. The fund may also enter into agreements that provide provisions for legally enforceable master netting arrangements to manage the credit risk between counterparties related to forward foreign currency exchange contracts and/or over-the-counter swap agreements. A master netting arrangement provides for the net settlement of multiple contracts with a single counterparty through a single payment in the event of default or termination of any one contract. To mitigate counterparty risk, the fund may receive assets or be required to pledge assets at the custodian bank or with a broker as designated under prescribed collateral provisions.

The fund does not offset assets and liabilities subject to master netting arrangements on the Statement of Assets and Liabilities for financial reporting purposes. The fund’s asset derivatives and liability derivatives that are subject to legally enforceable offsetting arrangements as of period end were as follows:

Counterparty	Gross Amount on Statement of Assets and Liabilities	Amount Eligible for Offset	Collateral	Net Exposure*
Assets
Bank of America N.A.	$1,070,692	$(1,070,692)	—	—
Goldman Sachs & Co.	540,147	(540,147)	—	—
JPMorgan Chase Bank N.A.	70,977	(18,410)	—	$52,567
Morgan Stanley	1,856,147	(1,856,147)	—	—
UBS AG	4,620,747	(4,119,202)	—	501,545
	$8,158,710	$(7,604,598)	—	$554,112

Liabilities
Bank of America N.A.	$5,269,442	$(1,070,692)	—	$4,198,750
Goldman Sachs & Co.	17,114,002	(540,147)	$(275,980)	16,297,875
JPMorgan Chase Bank N.A.	18,410	(18,410)	—	—
Morgan Stanley	2,654,449	(1,856,147)	(296,423)	501,879
UBS AG	4,119,202	(4,119,202)	—	—
	$29,175,505	$(7,604,598)	$(572,403)	$20,998,504
*The net exposure represents the amount receivable from the counterparty or amount payable to the counterparty in the event of default or termination.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. Financial institutions have started the process of phasing out LIBOR and the transition process to a replacement rate may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments or a change in the cost of temporary borrowing for the fund.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The majority of the fund is owned by a relatively small number of shareholders. To the extent that a large shareholder (including a fund of funds) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets. In the event of a large shareholder redemption, the ongoing operations of the fund may be at risk.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,671,550,978
Gross tax appreciation of investments	$15,864,716
Gross tax depreciation of investments	(193,501,266)
Net tax appreciation (depreciation) of investments	$(177,636,550)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2022, the fund had accumulated short-term capital losses of $(69,744,015) and accumulated long-term capital losses of $(35,071,651), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2023(3)	$8.67	0.12	0.28	0.40	(0.46)	—	(0.46)	$8.61	4.77%	0.80%(4)	0.84%(4)	2.80%(4)	2.76%(4)	41%	$272,872
2022	$10.43	0.17	(1.60)	(1.43)	(0.26)	(0.07)	(0.33)	$8.67	(14.05)%	0.80%	0.84%	1.81%	1.77%	97%	$252,306
2021	$10.40	0.15	(0.09)	0.06	—	(0.03)	(0.03)	$10.43	0.59%	0.80%	0.84%	1.46%	1.42%	119%	$298,790
2020	$10.44	0.15	0.05	0.20	(0.24)	—	(0.24)	$10.40	1.96%	0.83%	0.84%	1.46%	1.45%	106%	$264,352
2019	$10.03	0.21	0.78	0.99	(0.58)	—	(0.58)	$10.44	10.36%	0.84%	0.84%	2.10%	2.10%	46%	$277,044
2018	$10.36	0.23	(0.36)	(0.13)	(0.17)	(0.03)	(0.20)	$10.03	(1.33)%	0.84%	0.93%	2.26%	2.17%	78%	$299,230
I Class
2023(3)	$8.70	0.12	0.29	0.41	(0.46)	—	(0.46)	$8.65	4.91%	0.70%(4)	0.74%(4)	2.90%(4)	2.86%(4)	41%	$5,025
2022	$10.46	0.18	(1.60)	(1.42)	(0.27)	(0.07)	(0.34)	$8.70	(13.93)%	0.70%	0.74%	1.91%	1.87%	97%	$5,919
2021	$10.42	0.17	(0.10)	0.07	—(5)	(0.03)	(0.03)	$10.46	0.70%	0.70%	0.74%	1.56%	1.52%	119%	$18,975
2020	$10.47	0.16	0.04	0.20	(0.25)	—	(0.25)	$10.42	2.01%	0.73%	0.74%	1.56%	1.55%	106%	$16,077
2019	$10.06	0.22	0.78	1.00	(0.59)	—	(0.59)	$10.47	10.44%	0.74%	0.74%	2.20%	2.20%	46%	$16,830
2018	$10.38	0.24	(0.35)	(0.11)	(0.18)	(0.03)	(0.21)	$10.06	(1.16)%	0.74%	0.83%	2.36%	2.27%	78%	$10,569

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2023(3)	$8.71	0.13	0.29	0.42	(0.47)	—	(0.47)	$8.66	4.93%	0.60%(4)	0.64%(4)	3.00%(4)	2.96%(4)	41%	$57,166
2022	$10.48	0.19	(1.61)	(1.42)	(0.28)	(0.07)	(0.35)	$8.71	(13.91)%	0.60%	0.64%	2.01%	1.97%	97%	$53,201
2021	$10.44	0.18	(0.10)	0.08	(0.01)	(0.03)	(0.04)	$10.48	0.80%	0.60%	0.64%	1.66%	1.62%	119%	$62,274
2020	$10.49	0.17	0.05	0.22	(0.27)	—	(0.27)	$10.44	2.15%	0.63%	0.64%	1.66%	1.65%	106%	$43,071
2019	$10.07	0.22	0.80	1.02	(0.60)	—	(0.60)	$10.49	10.65%	0.64%	0.64%	2.30%	2.30%	46%	$29,035
2018	$10.39	0.27	(0.38)	(0.11)	(0.18)	(0.03)	(0.21)	$10.07	(1.09)%	0.64%	0.73%	2.46%	2.37%	78%	$7,891
A Class
2023(3)	$8.62	0.11	0.28	0.39	(0.46)	—	(0.46)	$8.55	4.61%	1.05%(4)	1.09%(4)	2.55%(4)	2.51%(4)	41%	$1,214
2022	$10.36	0.15	(1.59)	(1.44)	(0.23)	(0.07)	(0.30)	$8.62	(14.17)%	1.05%	1.09%	1.56%	1.52%	97%	$1,144
2021	$10.36	0.13	(0.10)	0.03	—	(0.03)	(0.03)	$10.36	0.30%	1.05%	1.09%	1.21%	1.17%	119%	$1,450
2020	$10.39	0.12	0.05	0.17	(0.20)	—	(0.20)	$10.36	1.69%	1.08%	1.09%	1.21%	1.20%	106%	$2,054
2019	$9.98	0.18	0.78	0.96	(0.55)	—	(0.55)	$10.39	10.12%	1.09%	1.09%	1.85%	1.85%	46%	$1,941
2018	$10.31	0.20	(0.36)	(0.16)	(0.14)	(0.03)	(0.17)	$9.98	(1.59)%	1.09%	1.18%	2.01%	1.92%	78%	$1,753

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2023(3)	$8.46	0.07	0.29	0.36	(0.44)	—	(0.44)	$8.38	4.34%	1.80%(4)	1.84%(4)	1.80%(4)	1.76%(4)	41%	$202
2022	$10.18	0.07	(1.56)	(1.49)	(0.16)	(0.07)	(0.23)	$8.46	(14.89)%	1.80%	1.84%	0.81%	0.77%	97%	$256
2021	$10.26	0.05	(0.10)	(0.05)	—	(0.03)	(0.03)	$10.18	(0.48)%	1.80%	1.84%	0.46%	0.42%	119%	$571
2020	$10.25	0.05	0.05	0.10	(0.09)	—	(0.09)	$10.26	0.97%	1.83%	1.84%	0.46%	0.45%	106%	$708
2019	$9.85	0.11	0.76	0.87	(0.47)	—	(0.47)	$10.25	9.27%	1.84%	1.84%	1.10%	1.10%	46%	$1,030
2018	$10.17	0.12	(0.34)	(0.22)	(0.07)	(0.03)	(0.10)	$9.85	(2.27)%	1.84%	1.93%	1.26%	1.17%	78%	$1,196
R Class
2023(3)	$8.56	0.10	0.28	0.38	(0.45)	—	(0.45)	$8.49	4.56%	1.30%(4)	1.34%(4)	2.30%(4)	2.26%(4)	41%	$211
2022	$10.30	0.12	(1.58)	(1.46)	(0.21)	(0.07)	(0.28)	$8.56	(14.47)%	1.30%	1.34%	1.31%	1.27%	97%	$260
2021	$10.32	0.10	(0.09)	0.01	—	(0.03)	(0.03)	$10.30	0.11%	1.30%	1.34%	0.96%	0.92%	119%	$287
2020	$10.34	0.10	0.04	0.14	(0.16)	—	(0.16)	$10.32	1.42%	1.33%	1.34%	0.96%	0.95%	106%	$294
2019	$9.94	0.15	0.77	0.92	(0.52)	—	(0.52)	$10.34	9.77%	1.34%	1.34%	1.60%	1.60%	46%	$165
2018	$10.26	0.17	(0.34)	(0.17)	(0.12)	(0.03)	(0.15)	$9.94	(1.75)%	1.34%	1.43%	1.76%	1.67%	78%	$97

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2023(3)	$8.70	0.13	0.28	0.41	(0.47)	—	(0.47)	$8.64	4.82%	0.60%(4)	0.64%(4)	3.00%(4)	2.96%(4)	41%	$10,749
2022	$10.46	0.19	(1.60)	(1.41)	(0.28)	(0.07)	(0.35)	$8.70	(13.84)%	0.60%	0.64%	2.01%	1.97%	97%	$11,116
2021	$10.42	0.17	(0.09)	0.08	(0.01)	(0.03)	(0.04)	$10.46	0.80%	0.60%	0.64%	1.66%	1.62%	119%	$15,136
2020	$10.47	0.17	0.05	0.22	(0.27)	—	(0.27)	$10.42	2.16%	0.63%	0.64%	1.66%	1.65%	106%	$15,988
2019	$10.06	0.23	0.78	1.01	(0.60)	—	(0.60)	$10.47	10.55%	0.64%	0.64%	2.30%	2.30%	46%	$20,582
2018	$10.39	0.25	(0.36)	(0.11)	(0.19)	(0.03)	(0.22)	$10.06	(1.13)%	0.64%	0.73%	2.46%	2.37%	78%	$28,832
R6 Class
2023(3)	$8.70	0.13	0.28	0.41	(0.47)	—	(0.47)	$8.64	4.84%	0.55%(4)	0.59%(4)	3.05%(4)	3.01%(4)	41%	$6,750
2022	$10.46	0.20	(1.61)	(1.41)	(0.28)	(0.07)	(0.35)	$8.70	(13.79)%	0.55%	0.59%	2.06%	2.02%	97%	$6,179
2021	$10.42	0.18	(0.09)	0.09	(0.02)	(0.03)	(0.05)	$10.46	0.86%	0.55%	0.59%	1.71%	1.67%	119%	$7,319
2020	$10.47	0.18	0.05	0.23	(0.28)	—	(0.28)	$10.42	2.23%	0.58%	0.59%	1.71%	1.70%	106%	$8,114
2019	$10.06	0.22	0.79	1.01	(0.60)	—	(0.60)	$10.47	10.62%	0.59%	0.59%	2.35%	2.35%	46%	$7,231
2018	$10.39	0.25	(0.36)	(0.11)	(0.19)	(0.03)	(0.22)	$10.06	(1.08)%	0.59%	0.68%	2.51%	2.42%	78%	$1,015

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2023(3)	$8.72	0.15	0.29	0.44	(0.48)	—	(0.48)	$8.68	5.22%	0.01%(4)	0.59%(4)	3.59%(4)	3.01%(4)	41%	$2,112,219
2022	$10.48	0.25	(1.61)	(1.36)	(0.33)	(0.07)	(0.40)	$8.72	(13.30)%	0.01%	0.59%	2.60%	2.02%	97%	$1,596,902
2021	$10.46	0.24	(0.10)	0.14	(0.09)	(0.03)	(0.12)	$10.48	1.35%	0.01%	0.59%	2.25%	1.67%	119%	$2,089,178
2020	$10.54	0.24	0.04	0.28	(0.36)	—	(0.36)	$10.46	2.80%	0.01%	0.59%	2.28%	1.70%	106%	$1,599,830
2019	$10.13	0.30	0.77	1.07	(0.66)	—	(0.66)	$10.54	11.21%	0.01%	0.59%	2.93%	2.35%	46%	$970,268
2018	$10.41	0.32	(0.37)	(0.05)	(0.20)	(0.03)	(0.23)	$10.13	(0.49)%	0.01%	0.68%	3.09%	2.42%	78%	$1,083,103

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended April 30, 2023 (unaudited).
(4)Annualized.
(5)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of the fund in relation to income earned and/or fluctuations in the fair value of the fund's investments.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Trustees (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates, including members of ACIM’s Investment Oversight Committee who are members of ACIM’s Investment Management and Global Analytics departments, conduct the day-to-day operation of the program pursuant to the program.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain investments held by the Fund is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2022 through December 31, 2022. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century International Bond Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92372 2306

Semiannual Report

April 30, 2023

International Bond Fund
Investor Class (BEGBX)
I Class (AIBHX)
Y Class (AIBYX)
A Class (AIBDX)
C Class (AIQCX)
R Class (AIBRX)
R5 Class (AIDIX)
R6 Class (AIDDX)
G Class (AIBGX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Year-to-Date Rebound Lifted Asset Class Returns

After ending 2022 on a disappointing note, most asset classes rallied in the first four months of 2023. This bounce back, which occurred despite relentless volatility, led to six-month gains for broad stock and bond indices. Investor expectations for the Federal Reserve to conclude its rate-hike campaign largely fueled the optimism.

After climbing to multidecade highs in mid- to late-2022, U.S. and European inflation moderated during the six-month reporting period. This dynamic combined with mounting recession worries prompted investors to recalibrate their monetary policy outlooks. However, with inflation still much higher than central bank targets, policymakers continued to raise rates, albeit at a slower pace, and markets remained volatile.

Late in the reporting period, high-profile bank failures in the U.S. and Europe highlighted the growing risks to the global financial system and economic growth. Market volatility escalated, but quick action from U.S. and European regulators helped restore order.
Nevertheless, heightened uncertainty surrounding the banking industry and credit availability further fueled recession fears. These worries bolstered investor expectations for a near-term end to central bank tightening and potential rate cuts later in the year.

Overall, most U.S. stock and bond indices advanced for the period. Large-cap stocks rallied and outpaced small caps, which declined, and the growth style outperformed the value style. Global and emerging markets bonds also rallied, aided by a weaker U.S. dollar. Meanwhile, falling U.S. Treasury yields helped support rate-sensitive assets, including real estate investment trusts.
Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of still-high inflation, tighter financial conditions, banking industry turbulence and economic uncertainty. In addition, increasingly tense geopolitical considerations complicate the market backdrop.

We appreciate your confidence in us during these extraordinary times. American Century Investments has a long history of helping clients weather unpredictable and volatile markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

APRIL 30, 2023
Types of Investments in Portfolio	% of net assets
Sovereign Governments and Agencies	57.7%
Corporate Bonds	16.3%
U.S. Treasury Securities	9.5%
Preferred Stocks	4.5%
Collateralized Loan Obligations	2.3%
Asset-Backed Securities	2.1%
U.S. Government Agency Securities	0.7%
Collateralized Mortgage Obligations	0.1%
Short-Term Investments	5.6%
Other Assets and Liabilities	1.2%
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2022 to April 30, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/22	Ending Account Value 4/30/23	Expenses Paid During Period(1) 11/1/22 - 4/30/23	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,101.30	$4.22	0.81%
I Class	$1,000	$1,101.70	$3.70	0.71%
Y Class	$1,000	$1,102.30	$3.18	0.61%
A Class	$1,000	$1,100.00	$5.52	1.06%
C Class	$1,000	$1,095.00	$9.40	1.81%
R Class	$1,000	$1,099.30	$6.82	1.31%
R5 Class	$1,000	$1,102.40	$3.18	0.61%
R6 Class	$1,000	$1,103.30	$2.92	0.56%
G Class	$1,000	$1,106.00	$0.10	0.02%
Hypothetical
Investor Class	$1,000	$1,020.78	$4.06	0.81%
I Class	$1,000	$1,021.27	$3.56	0.71%
Y Class	$1,000	$1,021.77	$3.06	0.61%
A Class	$1,000	$1,019.54	$5.31	1.06%
C Class	$1,000	$1,015.82	$9.05	1.81%
R Class	$1,000	$1,018.30	$6.56	1.31%
R5 Class	$1,000	$1,021.77	$3.06	0.61%
R6 Class	$1,000	$1,022.02	$2.81	0.56%
G Class	$1,000	$1,024.70	$0.10	0.02%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

APRIL 30, 2023 (UNAUDITED)

		Principal Amount/Shares	Value
SOVEREIGN GOVERNMENTS AND AGENCIES — 57.7%
Australia — 3.7%
Australia Government Bond, 2.75%, 4/21/24	AUD	19,437,000	$12,788,261
Australia Government Bond, 0.50%, 9/21/26	AUD	4,000,000	2,440,686
Australia Government Bond, 1.50%, 6/21/31	AUD	6,500,000	3,755,019
Australia Government Bond, 1.75%, 6/21/51	AUD	750,000	317,804
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	4,748,000	3,084,917
New South Wales Treasury Corp., 1.50%, 2/20/32	AUD	1,800,000	979,214
New South Wales Treasury Corp., 2.00%, 3/8/33	AUD	1,800,000	990,307
Treasury Corp. of Victoria, 4.25%, 12/20/32	AUD	1,300,000	877,567
Treasury Corp. of Victoria, 2.25%, 9/15/33	AUD	1,900,000	1,066,212
			26,299,987
Austria — 1.3%
Republic of Austria Government Bond, 0.75%, 10/20/26(1)	EUR	2,352,000	2,428,978
Republic of Austria Government Bond, 0.90%, 2/20/32(1)	EUR	3,000,000	2,793,763
Republic of Austria Government Bond, 4.15%, 3/15/37(1)	EUR	2,220,000	2,726,630
Republic of Austria Government Bond, 0.00%, 10/20/40(1)(2)	EUR	1,500,000	963,387
			8,912,758
Belgium — 0.8%
Kingdom of Belgium Government Bond, 3.00%, 6/22/33(1)	EUR	1,400,000	1,542,476
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(1)	EUR	576,000	712,883
Kingdom of Belgium Government Bond, 1.60%, 6/22/47(1)	EUR	3,979,000	3,115,035
			5,370,394
Canada — 4.8%
Canada Housing Trust No. 1, 3.10%, 6/15/28(1)	CAD	10,000,000	7,328,265
Canadian Government Bond, 0.25%, 4/1/24	CAD	4,000,000	2,845,688
Canadian Government Bond, 3.75%, 2/1/25	CAD	5,250,000	3,874,503
Canadian Government Bond, 0.50%, 12/1/30	CAD	11,550,000	7,184,299
Canadian Government Bond, 2.75%, 12/1/48	CAD	1,250,000	887,155
Canadian Government Bond, 2.00%, 12/1/51	CAD	2,200,000	1,326,057
Province of Ontario Canada, 2.85%, 6/2/23	CAD	549,000	404,692
Province of Quebec Canada, 5.75%, 12/1/36	CAD	9,494,000	8,397,339
Province of Quebec Canada, 5.00%, 12/1/41	CAD	800,000	667,976
Province of Quebec Canada, 3.50%, 12/1/48	CAD	1,751,000	1,193,487
			34,109,461
China — 5.4%
China Development Bank, 3.50%, 8/13/26	CNY	35,260,000	5,222,239
China Development Bank, 3.50%, 8/13/26	CNY	23,000,000	3,403,922
China Government Bond, 3.25%, 6/6/26	CNY	120,400,000	17,808,363
China Government Bond, 3.86%, 7/22/49	CNY	30,900,000	4,998,919
China Government Bond, 3.39%, 3/16/50	CNY	24,800,000	3,700,064
China Government Bond, 3.81%, 9/14/50	CNY	20,000,000	3,218,796
			38,352,303
Colombia — 0.2%
Colombian TES, 7.00%, 6/30/32	COP	8,650,000,000	1,354,683
Czech Republic — 0.5%
Czech Republic Government Bond, 0.25%, 2/10/27	CZK	94,200,000	3,715,466
Denmark — 0.1%
Denmark Government Bond, 0.25%, 11/15/52	DKK	8,000,000	624,579
6

		Principal Amount/Shares	Value
Finland — 0.6%
Finland Government Bond, 0.125%, 4/15/36(1)	EUR	2,500,000	$1,891,423
Finland Government Bond, 2.75%, 4/15/38(1)	EUR	656,000	688,471
Finland Government Bond, 1.375%, 4/15/47(1)	EUR	2,390,000	1,926,044
			4,505,938
France — 4.7%
French Republic Government Bond OAT, 1.75%, 11/25/24	EUR	234,680	254,073
French Republic Government Bond OAT, 5.50%, 4/25/29	EUR	346,000	440,040
French Republic Government Bond OAT, 0.00%, 11/25/29(2)	EUR	1,850,000	1,714,237
French Republic Government Bond OAT, 2.50%, 5/25/30	EUR	3,535,000	3,855,206
French Republic Government Bond OAT, 1.50%, 5/25/31	EUR	1,460,000	1,472,209
French Republic Government Bond OAT, 0.00%, 5/25/32(2)	EUR	20,750,000	17,817,225
French Republic Government Bond OAT, 5.75%, 10/25/32	EUR	1,060,000	1,450,441
French Republic Government Bond OAT, 2.00%, 11/25/32	EUR	800,000	821,149
French Republic Government Bond OAT, 3.25%, 5/25/45	EUR	4,688,000	5,167,842
French Republic Government Bond OAT, 0.75%, 5/25/52	EUR	750,000	444,751
			33,437,173
Germany — 3.4%
Bundesobligation, 0.00%, 4/16/27(2)	EUR	13,500,000	13,566,970
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 2/15/32(2)	EUR	4,000,000	3,622,877
Bundesrepublik Deutschland Bundesanleihe, 1.70%, 8/15/32	EUR	1,770,000	1,857,314
Bundesrepublik Deutschland Bundesanleihe, 2.30%, 2/15/33	EUR	700,000	770,530
Bundesrepublik Deutschland Bundesanleihe, 1.00%, 5/15/38	EUR	2,400,000	2,161,294
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/50(2)	EUR	4,150,000	2,441,739
			24,420,724
Greece†
Hellenic Republic Government Bond, 1.50%, 6/18/30(1)	EUR	250,000	232,621
Hungary — 0.2%
Hungary Government Bond, 6.75%, 10/22/28	HUF	583,000,000	1,584,526
Indonesia — 0.8%
Indonesia Treasury Bond, 6.375%, 4/15/32	IDR	80,700,000,000	5,451,216
Ireland — 1.3%
Ireland Government Bond, 1.10%, 5/15/29	EUR	4,650,000	4,723,692
Ireland Government Bond, 0.00%, 10/18/31(2)	EUR	750,000	660,363
Ireland Government Bond, 0.40%, 5/15/35	EUR	4,500,000	3,710,817
Ireland Government Bond, 1.50%, 5/15/50	EUR	60,000	45,997
			9,140,869
Israel — 0.2%
Israel Government Bond - Fixed, 1.30%, 4/30/32	ILS	7,000,000	1,557,731
Italy — 4.8%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	8,152,000	8,656,656
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	5,382,000	5,727,845
Italy Buoni Poliennali Del Tesoro, 0.00%, 4/1/26(2)	EUR	5,350,000	5,338,999
Italy Buoni Poliennali Del Tesoro, 0.25%, 3/15/28	EUR	5,400,000	5,075,532
Italy Buoni Poliennali Del Tesoro, 1.35%, 4/1/30	EUR	1,450,000	1,358,330
Italy Buoni Poliennali Del Tesoro, 2.50%, 12/1/32	EUR	2,500,000	2,418,417
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(1)	EUR	5,194,000	5,929,649
			34,505,428
Japan — 8.1%
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	1,377,400,000	12,370,219
7

		Principal Amount/Shares	Value
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	2,137,950,000	$18,402,865
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	96,350,000	748,029
Japan Government Thirty Year Bond, 0.70%, 9/20/51	JPY	1,435,000,000	9,078,006
Japan Government Thirty Year Bond, 0.70%, 12/20/51	JPY	690,000,000	4,366,478
Japan Government Thirty Year Bond, 1.00%, 3/20/52	JPY	521,000,000	3,569,966
Japan Government Thirty Year Bond, 1.30%, 6/20/52	JPY	120,000,000	885,863
Japan Government Thirty Year Bond, 1.60%, 12/20/52	JPY	55,000,000	435,589
Japan Government Thirty Year Bond, 1.40%, 3/20/53	JPY	40,000,000	302,121
Japan Government Twenty Year Bond, 0.60%, 9/20/37	JPY	215,000,000	1,548,283
Japan Government Twenty Year Bond, 0.30%, 12/20/39	JPY	427,200,000	2,851,601
Japan Government Twenty Year Bond, 0.50%, 12/20/41	JPY	316,000,000	2,130,208
Japan Government Twenty Year Bond, 1.10%, 9/20/42	JPY	110,000,000	820,481
			57,509,709
Malaysia — 0.3%
Malaysia Government Bond, 4.70%, 10/15/42	MYR	9,700,000	2,367,064
Mexico — 0.6%
Mexican Bonos, 7.75%, 5/29/31	MXN	58,190,000	3,039,509
Mexico Government International Bond, 3.75%, 1/11/28		$800,000	774,547
Mexico Government International Bond, 6.35%, 2/9/35		$571,000	612,902
			4,426,958
Netherlands — 2.1%
Netherlands Government Bond, 0.00%, 1/15/26(1)(2)	EUR	2,500,000	2,565,728
Netherlands Government Bond, 0.50%, 7/15/26(1)	EUR	7,639,000	7,881,712
Netherlands Government Bond, 0.00%, 7/15/31(1)(2)	EUR	1,700,000	1,518,068
Netherlands Government Bond, 0.50%, 7/15/32(1)	EUR	800,000	730,477
Netherlands Government Bond, 0.00%, 1/15/38(1)(2)	EUR	600,000	441,706
Netherlands Government Bond, 2.75%, 1/15/47(1)	EUR	913,000	1,018,713
Netherlands Government Bond, 0.00%, 1/15/52(1)(2)	EUR	1,000,000	533,198
			14,689,602
New Zealand — 4.2%
New Zealand Government Bond, 0.50%, 5/15/24	NZD	22,562,000	13,305,262
New Zealand Government Bond, 2.75%, 4/15/25	NZD	11,550,000	6,903,395
New Zealand Government Bond, 0.50%, 5/15/26	NZD	4,150,000	2,301,702
New Zealand Government Bond, 0.25%, 5/15/28	NZD	5,220,000	2,685,530
New Zealand Government Bond, 1.50%, 5/15/31	NZD	2,180,000	1,119,682
New Zealand Government Bond, 3.50%, 4/14/33	NZD	5,524,000	3,254,354
			29,569,925
Norway — 0.1%
Norway Government Bond, 1.75%, 9/6/29(1)	NOK	8,270,000	716,044
Peru — 0.2%
Peru Government Bond, 6.15%, 8/12/32	PEN	4,500,000	1,111,898
Peruvian Government International Bond, 3.00%, 1/15/34		$500,000	419,600
			1,531,498
Poland — 0.5%
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	12,035,000	2,864,562
Republic of Poland Government Bond, 1.75%, 4/25/32	PLN	5,400,000	935,636
			3,800,198
Portugal — 0.2%
Portugal Obrigacoes do Tesouro OT, 4.10%, 2/15/45(1)	EUR	950,000	1,127,535
Romania — 0.1%
Romanian Government International Bond, 6.625%, 2/17/28(1)		$900,000	937,571
8

		Principal Amount/Shares	Value
Saudi Arabia — 0.2%
Saudi Government International Bond, 4.75%, 1/18/28(1)		$1,338,000	$1,364,412
Singapore — 0.4%
Singapore Government Bond, 2.875%, 7/1/29	SGD	3,760,000	2,829,123
Spain — 3.1%
Spain Government Bond, 4.40%, 10/31/23(1)	EUR	2,275,000	2,522,266
Spain Government Bond, 1.60%, 4/30/25(1)	EUR	4,823,000	5,182,749
Spain Government Bond, 0.00%, 1/31/28(2)	EUR	2,000,000	1,916,791
Spain Government Bond, 5.15%, 10/31/28(1)	EUR	3,933,000	4,791,674
Spain Government Bond, 0.10%, 4/30/31(1)	EUR	3,750,000	3,253,108
Spain Government Bond, 1.85%, 7/30/35(1)	EUR	800,000	737,859
Spain Government Bond, 5.15%, 10/31/44(1)	EUR	380,000	500,518
Spain Government Bond, 2.70%, 10/31/48(1)	EUR	3,210,000	2,896,668
			21,801,633
Sweden — 0.1%
Sweden Government Bond, 3.50%, 3/30/39	SEK	9,400,000	1,043,444
Switzerland — 0.7%
Swiss Confederation Government Bond, 0.50%, 5/27/30	CHF	1,233,000	1,335,855
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	2,995,000	3,917,539
			5,253,394
Thailand — 0.4%
Thailand Government Bond, 1.59%, 12/17/35	THB	103,000,000	2,674,334
United Kingdom — 3.6%
United Kingdom Gilt, 0.125%, 1/30/26	GBP	1,000,000	1,141,832
United Kingdom Gilt, 4.75%, 12/7/30	GBP	2,520,000	3,411,827
United Kingdom Gilt, 0.25%, 7/31/31	GBP	3,900,000	3,730,190
United Kingdom Gilt, 1.00%, 1/31/32	GBP	3,500,000	3,527,258
United Kingdom Gilt, 1.75%, 9/7/37	GBP	2,200,000	2,102,874
United Kingdom Gilt, 4.50%, 12/7/42	GBP	4,128,000	5,504,459
United Kingdom Gilt, 4.25%, 12/7/49	GBP	2,016,000	2,596,674
United Kingdom Gilt, 4.25%, 12/7/55	GBP	2,990,000	3,904,849
			25,919,963
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $465,248,058)			411,138,264
CORPORATE BONDS — 16.3%
Australia — 0.1%
Westpac Banking Corp., 0.375%, 4/2/26	EUR	400,000	403,429
Belgium — 0.1%
Anheuser-Busch InBev SA, 1.65%, 3/28/31	EUR	1,000,000	967,078
Bermuda†
Aircastle Ltd., 5.25%, 8/11/25(1)		$163,000	159,903
Canada — 0.3%
Canadian Imperial Bank of Commerce, 5.00%, 4/28/28		385,000	386,822
Cenovus Energy, Inc., 2.65%, 1/15/32		180,000	150,013
Royal Bank of Canada, 0.625%, 9/10/25	EUR	1,500,000	1,548,433
Waste Connections, Inc., 3.20%, 6/1/32		$105,000	93,501
			2,178,769
Colombia†
Ecopetrol SA, 8.875%, 1/13/33		221,000	214,438
Denmark — 0.1%
Danske Bank A/S, VRN, 4.00%, 1/12/27	EUR	600,000	659,562
9

		Principal Amount/Shares	Value
France — 2.6%
Arkea Home Loans SFH SA, 0.01%, 10/4/30	EUR	1,500,000	$1,309,942
Banque Federative du Credit Mutuel SA, 0.25%, 7/19/28	EUR	1,900,000	1,716,792
BNP Paribas SA, VRN, 2.00%, 5/24/31	GBP	1,400,000	1,527,207
BPCE SA, 1.375%, 3/23/26	EUR	1,500,000	1,540,969
BPCE SFH SA, 0.125%, 12/3/30	EUR	3,000,000	2,625,603
Cie de Financement Foncier SA, 1.20%, 4/29/31	EUR	1,500,000	1,420,916
Credit Agricole Assurances SA, VRN, 2.625%, 1/29/48	EUR	700,000	674,916
Credit Agricole Public Sector SCF SA, 0.125%, 12/8/32	EUR	4,000,000	3,402,021
Credit Agricole SA, VRN, 1.625%, 6/5/30	EUR	300,000	307,391
Credit Mutuel Arkea SA, 1.125%, 5/23/29	EUR	400,000	372,461
La Banque Postale SA, VRN, 0.75%, 8/2/32	EUR	1,700,000	1,533,225
Orange SA, 5.25%, 12/5/25	GBP	150,000	190,149
Societe Generale SA, 1.25%, 12/7/27	GBP	1,700,000	1,760,675
Societe Generale SFH SA, 0.75%, 1/29/27	EUR	300,000	302,013
			18,684,280
Germany — 2.3%
Bayer AG, VRN, 2.375%, 11/12/79	EUR	1,100,000	1,129,553
Bayer AG, VRN, 4.50%, 3/25/82	EUR	400,000	410,524
Commerzbank AG, 1.75%, 1/22/25	GBP	500,000	579,802
Commerzbank AG, VRN, 4.00%, 12/5/30	EUR	1,100,000	1,147,750
Deutsche Bank AG, 2.625%, 12/16/24	GBP	1,500,000	1,761,651
Deutsche Bank AG, 4.50%, 5/19/26	EUR	300,000	320,920
Deutsche Bank AG, VRN, 4.30%, 5/24/28		$312,000	310,608
Deutsche Bank AG, VRN, 4.00%, 6/24/32	EUR	300,000	287,276
Deutsche Telekom AG, 1.375%, 7/5/34	EUR	700,000	637,435
Kreditanstalt fuer Wiederaufbau, 0.01%, 5/5/27	EUR	5,800,000	5,706,176
Kreditanstalt fuer Wiederaufbau, 0.75%, 12/7/27	GBP	3,950,000	4,263,522
			16,555,217
Ireland — 0.2%
Glencore Capital Finance DAC, 1.125%, 3/10/28	EUR	1,000,000	951,623
Trane Technologies Financing Ltd., 5.25%, 3/3/33		$150,000	155,907
			1,107,530
Italy — 0.2%
Intesa Sanpaolo SpA, 4.75%, 9/6/27	EUR	1,300,000	1,444,812
Luxembourg — 1.1%
European Financial Stability Facility, 0.40%, 5/31/26	EUR	3,370,000	3,439,289
European Financial Stability Facility, 2.75%, 12/3/29	EUR	2,000,000	2,182,737
European Financial Stability Facility, 2.35%, 7/29/44	EUR	1,531,000	1,466,541
Telecom Italia Capital SA, 6.375%, 11/15/33		$674,000	603,526
			7,692,093
Mexico — 0.4%
Petroleos Mexicanos, 10.00%, 2/7/33(1)		3,400,000	3,160,688
Multinational — 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)		999,769	982,917
Netherlands — 0.3%
Deutsche Telekom International Finance BV, 1.25%, 10/6/23	GBP	1,150,000	1,423,233
ING Groep NV, 2.125%, 1/10/26	EUR	700,000	745,530
			2,168,763
Portugal — 0.4%
Caixa Geral de Depositos SA, VRN, 0.375%, 9/21/27	EUR	1,000,000	959,853
10

		Principal Amount/Shares	Value
EDP - Energias de Portugal SA, VRN, 1.70%, 7/20/80	EUR	1,500,000	$1,507,755
			2,467,608
Spain — 0.5%
Abanca Corp. Bancaria SA, 0.75%, 5/28/29	EUR	300,000	284,030
Banco Santander SA, VRN, 2.25%, 10/4/32	GBP	1,400,000	1,446,546
CaixaBank SA, VRN, 2.75%, 7/14/28	EUR	500,000	547,148
CaixaBank SA, VRN, 2.25%, 4/17/30	EUR	1,400,000	1,434,235
			3,711,959
Supranational — 1.1%
European Union, 0.00%, 7/4/31(2)	EUR	8,900,000	7,735,076
Switzerland — 0.3%
UBS Group AG, VRN, 3.125%, 6/15/30	EUR	1,800,000	1,829,724
United Arab Emirates — 0.1%
Abu Dhabi National Energy Co. PJSC, 4.375%, 1/24/29(1)		$475,000	480,116
United Kingdom — 1.9%
Barclays PLC, 3.25%, 2/12/27	GBP	400,000	459,742
Barclays PLC, VRN, 1.125%, 3/22/31	EUR	1,000,000	958,150
Coventry Building Society, 0.125%, 6/20/26	EUR	1,600,000	1,590,509
HSBC Holdings PLC, VRN, 4.76%, 6/9/28		$443,000	434,340
International Game Technology PLC, 5.25%, 1/15/29(1)		780,000	748,827
Lloyds Banking Group PLC, VRN, 1.875%, 1/15/26	GBP	770,000	905,571
Lloyds Banking Group PLC, VRN, 1.99%, 12/15/31	GBP	1,000,000	1,079,230
Marks & Spencer PLC, 6.00%, 6/12/25	GBP	400,000	497,382
Marks & Spencer PLC, 4.50%, 7/10/27	GBP	600,000	679,637
Nationwide Building Society, VRN, 2.00%, 7/25/29	EUR	700,000	738,361
NatWest Group PLC, VRN, 1.75%, 3/2/26	EUR	200,000	210,617
NatWest Group PLC, VRN, 2.11%, 11/28/31	GBP	900,000	969,479
Santander UK PLC, 1.125%, 3/12/27	EUR	2,000,000	2,026,155
Vodafone Group PLC, VRN, 4.20%, 10/3/78	EUR	800,000	807,277
Vodafone Group PLC, VRN, 2.625%, 8/27/80	EUR	1,000,000	992,972
Wm Morrison Supermarkets Ltd., 3.50%, 7/27/26	GBP	700,000	641,786
			13,740,035
United States — 4.2%
Albemarle Corp., 4.65%, 6/1/27		$260,000	257,165
Ashtead Capital, Inc., 5.50%, 8/11/32(1)		778,000	769,636
Ashtead Capital, Inc., 5.55%, 5/30/33(1)		200,000	199,061
AT&T, Inc., 4.50%, 5/15/35		283,000	266,595
AT&T, Inc., 1.80%, 9/14/39	EUR	700,000	541,853
Bank of America Corp., 2.30%, 7/25/25	GBP	400,000	475,052
Bristol-Myers Squibb Co., 2.55%, 11/13/50		$390,000	261,328
Builders FirstSource, Inc., 5.00%, 3/1/30(1)		553,000	517,274
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 1/15/34(1)		1,585,000	1,209,126
Centene Corp., 4.625%, 12/15/29		320,000	301,888
Centene Corp., 3.375%, 2/15/30		884,000	781,332
Chart Industries, Inc., 7.50%, 1/1/30(1)		1,035,000	1,067,344
Comcast Corp., 3.75%, 4/1/40		80,000	69,127
CSX Corp., 4.25%, 3/15/29		290,000	287,924
DAE Funding LLC, 1.55%, 8/1/24(1)		228,000	215,820
DISH DBS Corp., 5.25%, 12/1/26(1)		91,000	69,679
Duke Energy Corp., 5.00%, 8/15/52		260,000	244,229
Duke Energy Indiana LLC, 5.40%, 4/1/53		63,000	65,243
11

		Principal Amount/Shares	Value
Florida Power & Light Co., 2.45%, 2/3/32		$320,000	$274,854
Ford Motor Credit Co. LLC, 6.80%, 5/12/28		630,000	630,944
General Motors Financial Co., Inc., 1.55%, 7/30/27	GBP	1,000,000	1,070,094
General Motors Financial Co., Inc., 5.85%, 4/6/30		$286,000	286,053
Glencore Funding LLC, 2.625%, 9/23/31(1)		300,000	248,908
Goldman Sachs Group, Inc., 4.25%, 1/29/26	GBP	900,000	1,104,565
Gray Escrow II, Inc., 5.375%, 11/15/31(1)		$1,147,000	736,409
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27		4,000	3,626
JPMorgan Chase & Co., VRN, 2.95%, 2/24/28		28,000	26,070
JPMorgan Chase & Co., VRN, 2.07%, 6/1/29		85,000	74,068
KB Home, 4.80%, 11/15/29		867,000	809,886
Kraft Heinz Foods Co., 5.00%, 6/4/42		219,000	210,124
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 2/1/27(1)		303,000	258,741
Lowe's Cos., Inc., 3.35%, 4/1/27		908,000	875,881
Mondelez International, Inc., 1.375%, 3/17/41	EUR	1,000,000	741,381
MPLX LP, 5.65%, 3/1/53		$114,000	109,283
Nestle Holdings, Inc., 4.85%, 3/14/33(1)		350,000	367,020
NextEra Energy Capital Holdings, Inc., 4.90%, 2/28/28		330,000	334,157
NextEra Energy Capital Holdings, Inc., 5.05%, 2/28/33		250,000	252,861
NextEra Energy Capital Holdings, Inc., 5.25%, 2/28/53		143,000	141,691
Norfolk Southern Corp., 4.55%, 6/1/53		280,000	254,543
Northrop Grumman Corp., 5.15%, 5/1/40		55,000	55,347
Occidental Petroleum Corp., 6.625%, 9/1/30		175,000	186,986
Oracle Corp., 3.60%, 4/1/40		155,000	120,488
O'Reilly Automotive, Inc., 4.70%, 6/15/32		360,000	358,216
Owl Rock Capital Corp., 3.40%, 7/15/26		107,000	95,947
Paramount Global, 4.375%, 3/15/43		40,000	28,600
Paramount Global, VRN, 6.25%, 2/28/57		1,030,000	801,756
Parker-Hannifin Corp., 4.25%, 9/15/27		1,010,000	998,667
Public Service Electric & Gas Co., 3.10%, 3/15/32		188,000	169,581
Regal Rexnord Corp., 6.40%, 4/15/33(1)		892,000	910,600
Republic Services, Inc., 5.00%, 4/1/34		105,000	107,481
Scientific Games International, Inc., 7.25%, 11/15/29(1)		900,000	901,309
Southern Co. Gas Capital Corp., 1.75%, 1/15/31		300,000	240,753
Sprint Capital Corp., 8.75%, 3/15/32		155,000	189,598
Sprint LLC, 7.625%, 2/15/25		1,200,000	1,237,665
Sysco Corp., 5.95%, 4/1/30		384,000	410,886
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)		753,000	625,339
Time Warner Cable LLC, 4.50%, 9/15/42		285,000	217,369
T-Mobile USA, Inc., 3.375%, 4/15/29		480,000	440,372
TransDigm, Inc., 6.75%, 8/15/28(1)		875,000	889,692
Union Electric Co., 3.90%, 4/1/52		144,000	121,477
United Natural Foods, Inc., 6.75%, 10/15/28(1)		795,000	755,329
Venture Global Calcasieu Pass LLC, 3.875%, 11/1/33(1)		623,000	525,992
Viatris, Inc., 4.00%, 6/22/50		167,000	108,469
Warnermedia Holdings, Inc., 3.79%, 3/15/25(1)		1,060,000	1,027,474
Warnermedia Holdings, Inc., 3.76%, 3/15/27(1)		163,000	153,696
WEC Energy Group, Inc., 1.375%, 10/15/27		620,000	541,457
Wells Fargo & Co., VRN, 1.65%, 6/2/24		605,000	602,992
Western Midstream Operating LP, 6.15%, 4/1/33		195,000	198,453
12

	Principal Amount/Shares	Value
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/28	$580,000	$576,060
		30,008,886
TOTAL CORPORATE BONDS (Cost $125,589,353)		116,352,883
U.S. TREASURY SECURITIES — 9.5%
U.S. Treasury Bonds, 3.875%, 2/15/43	250,000	252,715
U.S. Treasury Bonds, 3.625%, 2/15/53	740,000	733,930
U.S. Treasury Notes, 1.50%, 2/29/24	2,100,000	2,042,251
U.S. Treasury Notes, 3.25%, 8/31/24	7,930,000	7,803,306
U.S. Treasury Notes, 4.25%, 9/30/24	1,455,000	1,451,504
U.S. Treasury Notes, 4.50%, 11/30/24	500,000	501,269
U.S. Treasury Notes, 3.125%, 8/15/25	500,000	491,172
U.S. Treasury Notes, 4.625%, 3/15/26	1,630,000	1,669,158
U.S. Treasury Notes, 3.75%, 4/15/26	100,000	100,039
U.S. Treasury Notes, 1.875%, 2/28/27	600,000	562,910
U.S. Treasury Notes, 4.00%, 2/29/28(3)	9,786,000	10,002,745
U.S. Treasury Notes, 1.875%, 2/28/29	8,000,000	7,313,125
U.S. Treasury Notes, 4.00%, 2/28/30	3,729,000	3,844,366
U.S. Treasury Notes, 3.625%, 3/31/30	1,416,000	1,429,709
U.S. Treasury Notes, 2.75%, 8/15/32	20,614,000	19,514,050
U.S. Treasury Notes, 3.50%, 2/15/33	9,526,000	9,583,305
TOTAL U.S. TREASURY SECURITIES (Cost $67,645,809)		67,295,554
PREFERRED STOCKS — 4.5%
France — 1.7%
AXA SA, 3.875%	500,000	532,059
BNP Paribas Cardif SA, 4.03%	1,400,000	1,488,953
CNP Assurances, 4.75%	1,500,000	1,498,747
Credit Agricole Assurances SA, 4.25%	1,900,000	2,040,095
Credit Agricole SA, 7.25%	900,000	970,658
Electricite de France SA, 3.375%	1,600,000	1,315,942
La Banque Postale SA, 3.875%	1,200,000	1,029,726
Orange SA, 2.375%	500,000	524,025
TotalEnergies SE, 2.625%	2,900,000	3,027,588
		12,427,793
Germany — 0.4%
Allianz SE, 2.625%	1,800,000	1,402,538
Allianz SE, 3.20%(1)	805,000	587,040
Commerzbank AG, 4.25%	400,000	322,647
Deutsche Bank AG, 4.625%	600,000	440,038
		2,752,263
Italy — 0.8%
Enel SpA, 2.25%	1,000,000	953,541
Eni SpA, 3.375%	2,700,000	2,489,813
Intesa Sanpaolo SpA, 3.75%	1,600,000	1,461,561
UniCredit SpA, 3.875%	1,000,000	794,906
		5,699,821
Netherlands — 1.1%
Cooperatieve Rabobank UA, 3.10%	600,000	504,123
Naturgy Finance BV, 2.37%	1,700,000	1,635,656
Telefonica Europe BV, 2.38%	1,600,000	1,383,199
Telefonica Europe BV, 2.875%	1,200,000	1,125,254
13

		Principal Amount/Shares	Value
Volkswagen International Finance NV, 3.875%		3,500,000	$3,231,161
			7,879,393
Spain — 0.1%
Banco Santander SA, 4.125%		400,000	330,462
United Kingdom — 0.4%
Barclays PLC, 9.25%		1,000,000	1,136,374
Lloyds Banking Group PLC, 8.50%		800,000	962,153
SSE PLC, 3.125%		1,000,000	1,000,088
			3,098,615
TOTAL PREFERRED STOCKS (Cost $37,632,336)			32,188,347
COLLATERALIZED LOAN OBLIGATIONS — 2.3%
ACRES Commercial Realty Ltd., Series 2021-FL1, Class A, VRN, 6.15%, (1-month LIBOR plus 1.20%), 6/15/36(1)		$2,706,500	2,669,484
AIMCO CLO Ltd., Series 2019-10A, Class CR, VRN, 7.17%, (3-month LIBOR plus 1.90%), 7/22/32(1)		1,100,000	1,062,999
Allegro CLO V Ltd., Series 2017-1A, Class BR, VRN, 6.71%, (3-month LIBOR plus 1.45%), 10/16/30(1)		750,000	721,746
Carlyle US CLO Ltd., Series 2019-2A, Class A2R, VRN, 6.91%, (3-month LIBOR plus 1.65%), 7/15/32(1)		850,000	828,622
CBAM Ltd., Series 2018-7A, Class B1, VRN, 6.85%, (3-month LIBOR plus 1.60%), 7/20/31(1)		2,300,000	2,244,581
Dryden 65 CLO Ltd., Series 2018-65A, Class C, VRN, 7.36%, (3-month LIBOR plus 2.10%), 7/18/30(1)		2,200,000	2,117,870
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 6.76%, (3-month LIBOR plus 1.50%), 4/15/31(1)		2,050,000	2,022,943
Marathon CLO Ltd., Series 2021-17A, Class B1, VRN, 7.93%, (3-month LIBOR plus 2.68%), 1/20/35(1)		1,800,000	1,721,902
MF1 Ltd., Series 2020-FL4, Class A, VRN, 6.70%, (1-month SOFR plus 1.81%), 11/15/35(1)		1,699,604	1,682,927
Symphony CLO XXII Ltd., Series 2020-22A, Class B, VRN, 6.96%, (3-month LIBOR plus 1.70%), 4/18/33(1)		1,650,000	1,606,939
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $16,759,367)			16,680,013
ASSET-BACKED SECURITIES — 2.1%
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, SEQ, 1.94%, 8/15/46(1)		1,050,000	933,763
Blackbird Capital Aircraft, Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(1)		1,473,743	1,295,276
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2, SEQ, 4.94%, 1/25/52(1)	CAD	3,450,000	2,359,221
FirstKey Homes Trust, Series 2022-SFR3, Class B, 4.50%, 7/17/38(1)		$1,400,000	1,349,397
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)		669,468	610,874
Goodgreen Trust, Series 2020-1A, Class A, SEQ, 2.63%, 4/15/55(1)		1,297,482	1,102,715
Goodgreen Trust, Series 2021-1A, Class A, SEQ, 2.66%, 10/15/56(1)		861,309	723,713
Navigator Aircraft ABS Ltd., Series 2021-1, Class A, SEQ, 2.77%, 11/15/46(1)		3,156,250	2,772,209
Progress Residential Trust, Series 2020-SFR2, Class C, 3.08%, 6/17/37(1)		750,000	708,468
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class D, 4.18%, 8/20/36(1)		416,503	396,151
Sierra Timeshare Receivables Funding LLC, Series 2021-8, Class D, 3.17%, 11/20/37(1)		322,710	296,064
14

		Principal Amount/Shares	Value
Vantage Data Centers LLC, Series 2019-1A, Class A2, SEQ, 3.19%, 7/15/44(1)		$2,205,070	$2,132,391
TOTAL ASSET-BACKED SECURITIES (Cost $15,453,423)			14,680,242
U.S. GOVERNMENT AGENCY SECURITIES — 0.7%
FHLMC, 6.25%, 7/15/32		890,000	1,060,409
Tennessee Valley Authority, 3.875%, 3/15/28		3,550,000	3,573,840
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $4,689,299)			4,634,249
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
Triangle Re Ltd., Series 2021-1, Class M2, VRN, 8.92%, (1-month LIBOR plus 3.90%), 8/25/33(1) (Cost $762,000)		756,295	761,172
SHORT-TERM INVESTMENTS — 5.6%
Repurchase Agreements — 3.6%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.625% - 3.75%, 11/15/29 - 8/15/49, valued at $5,719,104), in a joint trading account at 4.70%, dated 4/28/23, due 5/1/23 (Delivery value $5,621,169)			5,618,968
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 4.375%, 11/15/39 - 11/15/40, valued at $20,228,640), at 4.79%, dated 4/28/23, due 5/1/23 (Delivery value $19,839,916)			19,832,000
			25,450,968
Treasury Bills(4) — 2.0%
Canadian Treasury Bills, 4.33%, 3/28/24	CAD	10,000,000	7,090,822
U.S. Treasury Bills, 5.10%, 7/25/23		$7,500,000	7,413,465
			14,504,287
TOTAL SHORT-TERM INVESTMENTS (Cost $39,970,565)			39,955,255
TOTAL INVESTMENT SECURITIES — 98.8% (Cost $773,750,210)			703,685,979
OTHER ASSETS AND LIABILITIES — 1.2%			8,477,928
TOTAL NET ASSETS — 100.0%			$712,163,907

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	1,169,515	USD	787,739	Bank of America N.A.	6/15/23	$(12,417)
AUD	431,125	USD	288,711	Bank of America N.A.	6/15/23	(2,900)
AUD	1,173,092	USD	781,279	Bank of America N.A.	6/15/23	(3,587)
USD	5,855,571	AUD	8,766,809	Bank of America N.A.	6/15/23	43,680
USD	3,996,649	AUD	6,023,132	Bank of America N.A.	6/15/23	3,659
USD	317,859	AUD	479,183	Bank of America N.A.	6/15/23	188
CAD	4,550,254	USD	3,324,702	UBS AG	6/15/23	36,729
CAD	8,108,789	USD	5,900,305	UBS AG	6/15/23	89,939
CAD	527,646	USD	386,690	UBS AG	6/15/23	3,101
CAD	586,652	USD	426,846	UBS AG	6/15/23	6,534
USD	507,208	CAD	691,754	Morgan Stanley	6/15/23	(3,814)
USD	10,981,019	CAD	14,862,367	Morgan Stanley	6/15/23	1,672
USD	7,247,714	CAD	9,988,800	UBS AG	6/15/23	(131,359)
CHF	1,099,629	USD	1,187,521	Morgan Stanley	6/15/23	48,769
CLP	544,549,978	USD	667,750	Bank of America N.A.	6/15/23	2,967
CNY	485,277,387	USD	70,724,679	Morgan Stanley	6/15/23	(401,078)
15

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CNY	3,251,186	USD	468,958	Morgan Stanley	6/15/23	$2,185
CNY	1,693,470	USD	248,280	Morgan Stanley	6/15/23	(2,872)
CNY	14,894,881	USD	2,183,040	Morgan Stanley	6/15/23	(24,560)
CNY	8,402,455	USD	1,229,193	Morgan Stanley	6/15/23	(11,557)
USD	174,102	CNY	1,204,659	Morgan Stanley	6/15/23	(470)
USD	814,595	CNY	5,575,086	Morgan Stanley	6/15/23	6,685
USD	364,899	COP	1,720,790,426	Morgan Stanley	6/15/23	2,225
CZK	113,575,661	USD	5,052,298	UBS AG	6/15/23	255,805
CZK	37,614,722	USD	1,678,554	UBS AG	6/15/23	79,418
USD	1,892,926	CZK	40,436,186	JPMorgan Chase Bank N.A.	6/15/23	3,089
USD	6,862,691	CZK	151,761,548	UBS AG	6/15/23	(230,078)
DKK	13,093,039	USD	1,876,770	UBS AG	6/15/23	64,470
EUR	1,299,099	USD	1,414,172	Goldman Sachs & Co.	5/3/23	17,306
EUR	1,629,719	USD	1,779,479	Goldman Sachs & Co.	5/3/23	16,309
EUR	3,269,825	USD	3,556,036	Goldman Sachs & Co.	5/3/23	46,986
EUR	1,622,885	USD	1,785,264	Goldman Sachs & Co.	5/3/23	2,993
EUR	3,231,367	USD	3,572,092	Goldman Sachs & Co.	5/3/23	(11,447)
EUR	1,612,482	USD	1,768,787	JPMorgan Chase Bank N.A.	5/3/23	8,007
EUR	1,606,426	USD	1,767,695	Morgan Stanley	5/3/23	2,426
EUR	4,775,886	USD	5,154,805	Bank of America N.A.	6/15/23	120,689
EUR	975,364	USD	1,071,519	Bank of America N.A.	6/15/23	5,878
EUR	23,964,409	USD	25,547,019	Goldman Sachs & Co.	6/15/23	924,320
EUR	375,483	USD	398,884	Goldman Sachs & Co.	6/15/23	15,878
EUR	210,814	USD	225,496	Goldman Sachs & Co.	6/15/23	7,371
EUR	1,414,392	USD	1,507,360	Goldman Sachs & Co.	6/15/23	54,992
EUR	2,935,348	USD	3,123,160	Goldman Sachs & Co.	6/15/23	119,256
EUR	6,501,068	USD	7,005,622	Goldman Sachs & Co.	6/15/23	175,526
EUR	1,177,545	USD	1,281,404	Goldman Sachs & Co.	6/15/23	19,324
EUR	39,782	USD	43,675	Goldman Sachs & Co.	6/15/23	268
EUR	270,952	USD	297,566	Morgan Stanley	6/15/23	1,731
EUR	489,329	USD	538,496	Morgan Stanley	6/15/23	2,022
EUR	293,735	USD	324,472	Morgan Stanley	6/15/23	(9)
EUR	705,301	USD	779,291	Morgan Stanley	6/15/23	(208)
USD	1,781,420	EUR	1,630,884	Bank of America N.A.	5/3/23	(15,652)
USD	1,793,558	EUR	1,640,294	Goldman Sachs & Co.	5/3/23	(13,883)
USD	1,784,025	EUR	1,632,903	Goldman Sachs & Co.	5/3/23	(15,272)
USD	1,791,364	EUR	1,620,320	Goldman Sachs & Co.	5/3/23	5,933
USD	1,780,195	EUR	1,617,694	Goldman Sachs & Co.	5/3/23	(2,343)
USD	3,531,735	EUR	3,222,485	Morgan Stanley	5/3/23	(19,123)
USD	5,888,136	EUR	5,548,564	Bank of America N.A.	6/15/23	(240,866)
USD	823,672	EUR	759,627	Bank of America N.A.	6/15/23	(15,420)
USD	2,657,383	EUR	2,461,955	Bank of America N.A.	6/15/23	(62,119)
USD	3,686,817	EUR	3,403,820	Bank of America N.A.	6/15/23	(73,078)
USD	1,055,073	EUR	964,849	Bank of America N.A.	6/15/23	(10,709)
USD	818,630	EUR	749,299	Bank of America N.A.	6/15/23	(9,053)
USD	497,367	EUR	461,173	Goldman Sachs & Co.	6/15/23	(12,049)
USD	358,045	EUR	331,864	Goldman Sachs & Co.	6/15/23	(8,536)
USD	676,807	EUR	616,224	Goldman Sachs & Co.	6/15/23	(3,880)
USD	304,017	EUR	276,171	Goldman Sachs & Co.	6/15/23	(1,044)
USD	333,210	EUR	299,876	Goldman Sachs & Co.	6/15/23	1,964
USD	328,910	EUR	300,660	JPMorgan Chase Bank N.A.	6/15/23	(3,202)
16

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,306,128	EUR	2,110,088	Morgan Stanley	6/15/23	$(24,697)
USD	899,134	EUR	817,513	Morgan Stanley	6/15/23	(3,899)
USD	868,289	EUR	784,742	Morgan Stanley	6/15/23	1,454
GBP	313,777	USD	381,002	Bank of America N.A.	6/15/23	13,698
GBP	503,104	USD	621,087	Bank of America N.A.	6/15/23	11,766
GBP	1,150,000	USD	1,406,841	Bank of America N.A.	6/15/23	39,741
GBP	45,257	USD	56,235	Bank of America N.A.	6/15/23	694
GBP	219,843	USD	272,866	Goldman Sachs & Co.	6/15/23	3,673
GBP	450,911	USD	563,169	Morgan Stanley	6/15/23	4,031
GBP	136,462	USD	171,176	UBS AG	6/15/23	479
USD	1,106,818	GBP	921,910	Bank of America N.A.	6/15/23	(52,851)
USD	236,928	GBP	194,539	Bank of America N.A.	6/15/23	(7,781)
USD	406,407	GBP	326,484	JPMorgan Chase Bank N.A.	6/15/23	(4,276)
HUF	284,117,072	USD	780,179	UBS AG	6/15/23	47,909
USD	1,584,902	HUF	547,816,533	UBS AG	6/15/23	(11,766)
IDR	108,236,855,918	USD	7,035,069	Morgan Stanley	6/15/23	338,902
USD	6,511,316	IDR	100,599,834,004	Morgan Stanley	6/15/23	(342,359)
ILS	5,018,304	USD	1,408,449	Bank of America N.A.	6/15/23	(23,716)
ILS	19,674,064	USD	5,500,311	UBS AG	6/15/23	(71,519)
USD	1,558,104	ILS	5,659,500	Bank of America N.A.	6/15/23	(3,559)
USD	5,462,681	ILS	19,674,064	UBS AG	6/15/23	33,888
JPY	12,531,653,144	USD	92,930,316	Bank of America N.A.	6/15/23	(338,554)
JPY	156,134,953	USD	1,180,178	Bank of America N.A.	6/15/23	(26,554)
JPY	54,069,172	USD	413,057	Bank of America N.A.	6/15/23	(13,560)
JPY	473,928,933	USD	3,651,585	Bank of America N.A.	6/15/23	(149,898)
JPY	21,831,411	USD	161,348	JPMorgan Chase Bank N.A.	6/15/23	(44)
USD	1,387,269	JPY	178,222,498	Bank of America N.A.	6/15/23	70,449
USD	446,477	JPY	58,295,072	Bank of America N.A.	6/15/23	15,756
USD	304,318	JPY	40,525,172	Goldman Sachs & Co.	6/15/23	4,893
USD	2,658,115	JPY	348,216,151	Morgan Stanley	6/15/23	85,274
USD	344,141	JPY	45,760,806	Morgan Stanley	6/15/23	6,031
KRW	17,316,326,740	USD	13,338,207	Morgan Stanley	6/15/23	(363,309)
KRW	4,771,711,642	USD	3,662,096	Morgan Stanley	6/15/23	(86,715)
KRW	4,465,020,431	USD	3,438,731	Morgan Stanley	6/15/23	(93,149)
KRW	418,401,686	USD	322,033	Morgan Stanley	6/15/23	(8,530)
KRW	10,554,692,092	USD	8,134,637	Morgan Stanley	6/15/23	(226,144)
USD	6,627,050	KRW	8,693,363,643	Morgan Stanley	6/15/23	113,225
USD	759,039	KRW	985,285,700	Morgan Stanley	6/15/23	20,777
USD	7,342,708	KRW	9,630,695,968	Morgan Stanley	6/15/23	126,553
MXN	82,538,285	USD	4,253,757	UBS AG	6/15/23	296,444
MXN	139,969,487	USD	7,280,219	UBS AG	6/15/23	436,070
USD	6,706,200	MXN	123,166,075	UBS AG	6/15/23	(83,744)
USD	4,428,414	MXN	81,365,825	UBS AG	6/15/23	(57,151)
USD	151,002	MXN	2,909,812	UBS AG	6/15/23	(9,411)
MYR	9,136,966	USD	2,047,958	Goldman Sachs & Co.	6/15/23	12,005
NOK	4,033,369	USD	377,403	UBS AG	5/15/23	1,294
NOK	36,528,460	USD	3,530,787	UBS AG	5/15/23	(101,094)
USD	3,460,583	NOK	36,526,109	UBS AG	5/15/23	31,111
USD	3,391,316	NZD	5,425,620	Bank of America N.A.	6/15/23	36,644
USD	17,817,108	NZD	28,957,958	UBS AG	6/15/23	(87,659)
USD	346,289	NZD	554,182	UBS AG	6/15/23	3,638
17

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,285,354	NZD	2,053,003	UBS AG	6/15/23	$15,978
USD	4,822,645	NZD	7,721,495	UBS AG	6/15/23	48,428
USD	437,945	PEN	1,669,010	Goldman Sachs & Co.	6/15/23	(11,136)
USD	1,524,238	PLN	6,773,013	UBS AG	6/15/23	(99,194)
RON	3,820,879	USD	820,948	UBS AG	6/15/23	32,577
SEK	36,601,277	USD	3,453,739	UBS AG	6/15/23	123,264
THB	276,819,184	USD	8,045,900	Bank of America N.A.	6/15/23	94,843
USD	6,725,835	THB	233,991,797	Bank of America N.A.	6/15/23	(155,433)
USD	5,073,191	ZAR	94,235,077	UBS AG	6/15/23	(58,263)
ZAR	93,822,668	USD	5,058,644	UBS AG	6/15/23	50,353
						$463,586

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-Bobl 5-Year Bonds	119	June 2023	$15,468,952	$387,943
Euro-Bund 10-Year Bonds	63	June 2023	9,410,538	282,838
Euro-Buxl 30-Year Bonds	9	June 2023	1,383,436	58,100
Japanese 10-Year Government Bonds	28	June 2023	30,539,102	643,047
Korean Treasury 10-Year Bonds	155	June 2023	13,171,063	58,831
U.K. Gilt 10-Year Bonds	74	June 2023	9,435,732	85,079
U.S. Treasury 5-Year Notes	80	June 2023	8,779,375	(18,906)
U.S. Treasury 10-Year Notes	316	June 2023	36,404,188	99,297
			$124,592,386	$1,596,229
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	72	June 2023	$14,843,812	$(174,516)
U.S. Treasury 10-Year Ultra Notes	175	June 2023	21,254,297	(150,294)
U.S. Treasury Long Bonds	59	June 2023	7,767,719	(372,553)
U.S. Treasury Ultra Bonds	23	June 2023	3,252,344	(141,279)
			$47,118,172	$(838,642)
^Amount represents value and unrealized appreciation (depreciation).

18

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 39	Buy	(5.00)%	12/20/27	$27,771,480	$(188,586)	$(526,460)	$(715,046)
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.90%	10/11/23	$2,750,000	$225	$9,530	$9,755
CPURNSA	Receive	2.97%	10/14/23	$4,150,000	230	11,648	11,878
CPURNSA	Receive	2.97%	10/14/23	$4,150,000	230	11,648	11,878
					$685	$32,826	$33,511

19

NOTES TO SCHEDULE OF INVESTMENTS
AUD	–	Australian Dollar
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
CHF	–	Swiss Franc
CLP	–	Chilean Peso
CNY	–	Chinese Yuan
COP	–	Colombian Peso
CPURNSA	–	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
CZK	–	Czech Koruna
DKK	–	Danish Krone
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corporation
GBP	–	British Pound
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
ILS	–	Israeli Shekel
JPY	–	Japanese Yen
KRW	–	South Korean Won
LIBOR	–	London Interbank Offered Rate
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
NZD	–	New Zealand Dollar
PEN	–	Peruvian Sol
PLN	–	Polish Zloty
RON	–	New Romanian Leu
SEK	–	Swedish Krona
SEQ	–	Sequential Payer
SGD	–	Singapore Dollar
SOFR	–	Secured Overnight Financing Rate
THB	–	Thai Baht
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
ZAR	–	South African Rand
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $120,688,998, which represented 16.9% of total net assets.
(2)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $5,794,557.
(4)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

See Notes to Financial Statements.
20

Statement of Assets and Liabilities

APRIL 30, 2023 (UNAUDITED)
Assets
Investment securities, at value (cost of $773,750,210)	$703,685,979
Cash	26,853
Foreign deposits with broker for futures contracts, at value (cost of $856,505)	853,182
Receivable for investments sold	626,208
Receivable for capital shares sold	2,021,347
Receivable for variation margin on futures contracts	210,537
Receivable for variation margin on swap agreements	3,092
Unrealized appreciation on forward foreign currency exchange contracts	4,322,136
Interest receivable	5,710,414
717,459,748

Liabilities
Payable for investments purchased	890,293
Payable for capital shares redeemed	115,922
Payable for variation margin on futures contracts	90,183
Payable for variation margin on swap agreements	58,434
Unrealized depreciation on forward foreign currency exchange contracts	3,858,550
Accrued management fees	251,439
Distribution and service fees payable	631
Accrued foreign taxes	30,389
5,295,841

Net Assets	$712,163,907

Net Assets Consist of:
Capital paid in	$786,074,949
Distributable earnings (loss)	(73,911,042)
$712,163,907

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$208,763,589	19,398,617	$10.76
I Class	$176,403,071	16,294,154	$10.83
Y Class	$25,215,659	2,318,472	$10.88
A Class	$2,628,963	249,007	$10.56
C Class	$78,518	7,826	$10.03
R Class	$60,260	5,791	$10.41
R5 Class	$3,777,465	347,419	$10.87
R6 Class	$313,928	28,829	$10.89
G Class	$294,922,454	26,665,261	$11.06
*Maximum offering price per share was equal to the net asset value per share for all share classes, except Class A, for which the maximum offering price per share was $11.06 (net asset value divided by 0.955). A contingent deferred sales charge may be imposed on redemptions of Class A and Class C.

See Notes to Financial Statements.
21

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2023 (UNAUDITED)
Investment Income (Loss)
Income:
Interest (net of foreign taxes withheld of $52,934)	$9,390,124

Expenses:
Management fees	2,234,368
Distribution and service fees:
A Class	3,252
C Class	379
R Class	202
Trustees' fees and expenses	21,952
Other expenses	31,782
2,291,935
Fees waived - G Class	(742,771)
1,549,164

Net investment income (loss)	7,840,960

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $2,966)	(10,826,270)
Forward foreign currency exchange contract transactions	4,027,827
Futures contract transactions	(722,296)
Swap agreement transactions	(795,822)
Foreign currency translation transactions	188,566
(8,127,995)

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $(30,389))	58,723,592
Forward foreign currency exchange contracts	7,754,263
Futures contracts	(531,099)
Swap agreements	(182,415)
Translation of assets and liabilities in foreign currencies	297,832
66,062,173

Net realized and unrealized gain (loss)	57,934,178

Net Increase (Decrease) in Net Assets Resulting from Operations	$65,775,138

See Notes to Financial Statements.
22

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2023 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2022
Increase (Decrease) in Net Assets	April 30, 2023	October 31, 2022
Operations
Net investment income (loss)	$7,840,960	$13,762,026
Net realized gain (loss)	(8,127,995)	(65,784,754)
Change in net unrealized appreciation (depreciation)	66,062,173	(158,578,950)
Net increase (decrease) in net assets resulting from operations	65,775,138	(210,601,678)

Distributions to Shareholders
From earnings:
Investor Class	—	(1,999,807)
I Class	—	(1,517,534)
Y Class	—	(215,263)
A Class	—	(28,448)
C Class	—	(827)
R Class	—	(485)
R5 Class	—	(36,722)
R6 Class	—	(1,801)
G Class	—	(4,222,078)
Decrease in net assets from distributions	—	(8,022,965)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	11,835,711	25,711,842

Net increase (decrease) in net assets	77,610,849	(192,912,801)

Net Assets
Beginning of period	634,553,058	827,465,859
End of period	$712,163,907	$634,553,058

See Notes to Financial Statements.
23

Notes to Financial Statements

APRIL 30, 2023 (UNAUDITED)

1. Organization

American Century International Bond Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. International Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek total return.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Hybrid securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
24

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income —  Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.
25

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly, but may be paid less frequently. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 40% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.
26

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended April 30, 2023 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.4925% to 0.6100%	0.2500% to 0.3100%	0.79%
I Class		0.1500% to 0.2100%	0.69%
Y Class		0.0500% to 0.1100%	0.59%
A Class		0.2500% to 0.3100%	0.79%
C Class		0.2500% to 0.3100%	0.79%
R Class		0.2500% to 0.3100%	0.79%
R5 Class		0.0500% to 0.1100%	0.59%
R6 Class		0.0000% to 0.0600%	0.54%
G Class		0.0000% to 0.0600%	0.00%(1)
(1)Effective annual management fee before waiver was 0.54%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2023 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended April 30, 2023 totaled $202,275,880, of which $37,943,775 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended April 30, 2023 totaled $139,125,152, of which $38,229,886 represented U.S. Treasury and Government Agency obligations.

27

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended April 30, 2023		Year ended October 31, 2022
	Shares	Amount	Shares	Amount
Investor Class
Sold	488,813	$5,144,878	1,688,111	$20,482,283
Issued in reinvestment of distributions	—	—	151,983	1,983,373
Redeemed	(808,581)	(8,532,609)	(1,227,655)	(14,471,320)
	(319,768)	(3,387,731)	612,439	7,994,336
I Class
Sold	842,051	8,839,028	2,697,137	31,082,662
Issued in reinvestment of distributions	—	—	115,749	1,517,470
Redeemed	(1,275,146)	(13,626,146)	(907,460)	(10,963,132)
	(433,095)	(4,787,118)	1,905,426	21,637,000
Y Class
Sold	354,542	3,784,647	464,454	5,630,586
Issued in reinvestment of distributions	—	—	16,370	215,263
Redeemed	(125,781)	(1,348,818)	(417,887)	(4,879,874)
	228,761	2,435,829	62,937	965,975
A Class
Sold	29,608	301,409	12,808	152,787
Issued in reinvestment of distributions	—	—	2,143	27,511
Redeemed	(28,492)	(296,064)	(54,992)	(640,718)
	1,116	5,345	(40,041)	(460,420)
C Class
Sold	80	800	—	—
Issued in reinvestment of distributions	—	—	63	784
Redeemed	—	—	(497)	(5,856)
	80	800	(434)	(5,072)
R Class
Sold	1,874	19,069	6,567	66,416
Issued in reinvestment of distributions	—	—	38	485
Redeemed	(4,426)	(45,538)	(3,029)	(36,127)
	(2,552)	(26,469)	3,576	30,774
R5 Class
Sold	75	794	238	2,775
Issued in reinvestment of distributions	—	—	2,747	36,121
Redeemed	(469)	(4,926)	(12,415)	(136,279)
	(394)	(4,132)	(9,430)	(97,383)
R6 Class
Sold	13,121	140,362	9,349	112,443
Issued in reinvestment of distributions	—	—	137	1,801
Redeemed	(1,584)	(16,582)	(15,925)	(211,980)
	11,537	123,780	(6,439)	(97,736)
G Class
Sold	2,134,478	23,276,263	2,581,354	28,921,671
Issued in reinvestment of distributions	—	—	318,167	4,222,078
Redeemed	(536,321)	(5,800,856)	(2,880,075)	(37,399,381)
	1,598,157	17,475,407	19,446	(4,255,632)
Net increase (decrease)	1,083,842	$11,835,711	2,547,480	$25,711,842

28

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Sovereign Governments and Agencies	—	$411,138,264	—
Corporate Bonds	—	116,352,883	—
U.S. Treasury Securities	—	67,295,554	—
Preferred Stocks	—	32,188,347	—
Collateralized Loan Obligations	—	16,680,013	—
Asset-Backed Securities	—	14,680,242	—
U.S. Government Agency Securities	—	4,634,249	—
Collateralized Mortgage Obligations	—	761,172	—
Short-Term Investments	—	39,955,255	—
	—	$703,685,979	—
Other Financial Instruments
Futures Contracts	$99,297	$1,515,838	—
Swap Agreements	—	33,511	—
Forward Foreign Currency Exchange Contracts	—	4,322,136	—
	$99,297	$5,871,485	—

Liabilities
Other Financial Instruments
Futures Contracts	$857,548	—	—
Swap Agreements	—	$715,046	—
Forward Foreign Currency Exchange Contracts	—	3,858,550	—
	$857,548	$4,573,596	—

29

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $36,282,643.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $520,670,764.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $126,800,044 futures contracts purchased and $50,704,147 futures contracts sold.
30

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $11,050,000.

Value of Derivative Instruments as of April 30, 2023

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	$58,434
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$4,322,136	Unrealized depreciation on forward foreign currency exchange contracts	3,858,550
Interest Rate Risk	Receivable for variation margin on futures contracts*	210,537	Payable for variation margin on futures contracts*	90,183
Other Contracts	Receivable for variation margin on swap agreements*	3,092	Payable for variation margin on swap agreements*	—
		$4,535,765		$4,007,167
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2023

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(795,822)	Change in net unrealized appreciation (depreciation) on swap agreements	$(193,719)
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	4,027,827	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	7,754,263
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(722,296)	Change in net unrealized appreciation (depreciation) on futures contracts	(531,099)
Other Contracts	Net realized gain (loss) on swap agreement transactions	—	Change in net unrealized appreciation (depreciation) on swap agreements	11,304
		$2,509,709		$7,040,749

31

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. Financial institutions have started the process of phasing out LIBOR and the transition process to a replacement rate may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments or a change in the cost of temporary borrowing for the fund.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$774,373,470
Gross tax appreciation of investments	$5,838,676
Gross tax depreciation of investments	(76,526,167)
Net tax appreciation (depreciation) of investments	$(70,687,491)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2022, the fund had accumulated short-term capital losses of $(8,822,498) and accumulated long-term capital losses of $(214,695), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
32

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2023(3)	$9.77	0.10	0.89	0.99	—	—	—	$10.76	10.13%	0.81%(4)	0.81%(4)	1.94%(4)	1.94%(4)	23%	$208,764
2022	$13.28	0.18	(3.59)	(3.41)	—	(0.10)	(0.10)	$9.77	(25.86)%	0.80%	0.80%	1.55%	1.55%	63%	$192,688
2021	$13.61	0.19	(0.29)	(0.10)	(0.23)	—	(0.23)	$13.28	(0.83)%	0.79%	0.79%	1.37%	1.37%	58%	$253,748
2020	$13.18	0.16	0.27	0.43	—	—	—	$13.61	3.26%	0.80%	0.80%	1.25%	1.25%	72%	$358,334
2019	$12.40	0.20	0.76	0.96	(0.18)	—	(0.18)	$13.18	7.80%	0.81%	0.81%	1.57%	1.57%	46%	$351,630
2018	$12.96	0.23	(0.74)	(0.51)	—	(0.05)	(0.05)	$12.40	(3.98)%	0.81%	0.81%	1.76%	1.76%	40%	$407,913
I Class
2023(3)	$9.83	0.11	0.89	1.00	—	—	—	$10.83	10.17%	0.71%(4)	0.71%(4)	2.04%(4)	2.04%(4)	23%	$176,403
2022	$13.34	0.19	(3.60)	(3.41)	—	(0.10)	(0.10)	$9.83	(25.74)%	0.70%	0.70%	1.65%	1.65%	63%	$164,354
2021	$13.67	0.20	(0.29)	(0.09)	(0.24)	—	(0.24)	$13.34	(0.73)%	0.69%	0.69%	1.47%	1.47%	58%	$197,725
2020	$13.22	0.18	0.27	0.45	—	—	—	$13.67	3.40%	0.70%	0.70%	1.35%	1.35%	72%	$70,363
2019	$12.44	0.19	0.78	0.97	(0.19)	—	(0.19)	$13.22	7.88%	0.71%	0.71%	1.67%	1.67%	46%	$76,919
2018	$12.99	0.25	(0.75)	(0.50)	—	(0.05)	(0.05)	$12.44	(3.90)%	0.71%	0.71%	1.86%	1.86%	40%	$18,592

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2023(3)	$9.87	0.11	0.90	1.01	—	—	—	$10.88	10.23%	0.61%(4)	0.61%(4)	2.14%(4)	2.14%(4)	23%	$25,216
2022	$13.38	0.21	(3.62)	(3.41)	—(5)	(0.10)	(0.10)	$9.87	(25.66)%	0.60%	0.60%	1.75%	1.75%	63%	$20,616
2021	$13.71	0.22	(0.29)	(0.07)	(0.26)	—	(0.26)	$13.38	(0.62)%	0.59%	0.59%	1.57%	1.57%	58%	$27,124
2020	$13.25	0.19	0.27	0.46	—	—	—	$13.71	3.47%	0.60%	0.60%	1.45%	1.45%	72%	$21,015
2019	$12.47	0.22	0.76	0.98	(0.20)	—	(0.20)	$13.25	7.97%	0.61%	0.61%	1.77%	1.77%	46%	$13,732
2018	$13.01	0.28	(0.77)	(0.49)	—	(0.05)	(0.05)	$12.47	(3.81)%	0.61%	0.61%	1.96%	1.96%	40%	$3,766
A Class
2023(3)	$9.60	0.09	0.87	0.96	—	—	—	$10.56	10.00%	1.06%(4)	1.06%(4)	1.69%(4)	1.69%(4)	23%	$2,629
2022	$13.08	0.15	(3.53)	(3.38)	—	(0.10)	(0.10)	$9.60	(26.03)%	1.05%	1.05%	1.30%	1.30%	63%	$2,379
2021	$13.41	0.15	(0.29)	(0.14)	(0.19)	—	(0.19)	$13.08	(1.10)%	1.04%	1.04%	1.12%	1.12%	58%	$3,766
2020	$13.01	0.13	0.27	0.40	—	—	—	$13.41	3.07%	1.05%	1.05%	1.00%	1.00%	72%	$4,291
2019	$12.25	0.17	0.73	0.90	(0.14)	—	(0.14)	$13.01	7.45%	1.06%	1.06%	1.32%	1.32%	46%	$8,981
2018	$12.83	0.20	(0.73)	(0.53)	—	(0.05)	(0.05)	$12.25	(4.18)%	1.06%	1.06%	1.51%	1.51%	40%	$9,192

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2023(3)	$9.16	0.05	0.82	0.87	—	—	—	$10.03	9.50%	1.81%(4)	1.81%(4)	0.94%(4)	0.94%(4)	23%	$79
2022	$12.57	0.06	(3.37)	(3.31)	—	(0.10)	(0.10)	$9.16	(26.53)%	1.80%	1.80%	0.55%	0.55%	63%	$71
2021	$12.89	0.05	(0.28)	(0.23)	(0.09)	—	(0.09)	$12.57	(1.86)%	1.79%	1.79%	0.37%	0.37%	58%	$103
2020	$12.60	0.03	0.26	0.29	—	—	—	$12.89	2.30%	1.80%	1.80%	0.25%	0.25%	72%	$198
2019	$11.86	0.08	0.71	0.79	(0.05)	—	(0.05)	$12.60	6.69%	1.81%	1.81%	0.57%	0.57%	46%	$310
2018	$12.52	0.09	(0.70)	(0.61)	—	(0.05)	(0.05)	$11.86	(4.92)%	1.81%	1.81%	0.76%	0.76%	40%	$482
R Class
2023(3)	$9.47	0.07	0.87	0.94	—	—	—	$10.41	9.93%	1.31%(4)	1.31%(4)	1.44%(4)	1.44%(4)	23%	$60
2022	$12.94	0.12	(3.49)	(3.37)	—	(0.10)	(0.10)	$9.47	(26.23)%	1.30%	1.30%	1.05%	1.05%	63%	$79
2021	$13.27	0.11	(0.28)	(0.17)	(0.16)	—	(0.16)	$12.94	(1.37)%	1.29%	1.29%	0.87%	0.87%	58%	$62
2020	$12.91	0.09	0.27	0.36	—	—	—	$13.27	2.79%	1.30%	1.30%	0.75%	0.75%	72%	$84
2019	$12.15	0.13	0.74	0.87	(0.11)	—	(0.11)	$12.91	7.24%	1.31%	1.31%	1.07%	1.07%	46%	$77
2018	$12.76	0.16	(0.72)	(0.56)	—	(0.05)	(0.05)	$12.15	(4.44)%	1.31%	1.31%	1.26%	1.26%	40%	$68

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2023(3)	$9.86	0.11	0.90	1.01	—	—	—	$10.87	10.24%	0.61%(4)	0.61%(4)	2.14%(4)	2.14%(4)	23%	$3,777
2022	$13.38	0.21	(3.63)	(3.42)	—(5)	(0.10)	(0.10)	$9.86	(25.73)%	0.60%	0.60%	1.75%	1.75%	63%	$3,431
2021	$13.71	0.22	(0.29)	(0.07)	(0.26)	—	(0.26)	$13.38	(0.62)%	0.59%	0.59%	1.57%	1.57%	58%	$4,780
2020	$13.24	0.19	0.28	0.47	—	—	—	$13.71	3.55%	0.60%	0.60%	1.45%	1.45%	72%	$5,005
2019	$12.46	0.23	0.75	0.98	(0.20)	—	(0.20)	$13.24	7.97%	0.61%	0.61%	1.77%	1.77%	46%	$5,870
2018	$13.00	0.26	(0.75)	(0.49)	—	(0.05)	(0.05)	$12.46	(3.82)%	0.61%	0.61%	1.96%	1.96%	40%	$5,608
R6 Class
2023(3)	$9.87	0.12	0.90	1.02	—	—	—	$10.89	10.33%	0.56%(4)	0.56%(4)	2.19%(4)	2.19%(4)	23%	$314
2022	$13.39	0.21	(3.62)	(3.41)	(0.01)	(0.10)	(0.11)	$9.87	(25.68)%	0.55%	0.55%	1.80%	1.80%	63%	$171
2021	$13.72	0.22	(0.28)	(0.06)	(0.27)	—	(0.27)	$13.39	(0.65)%	0.54%	0.54%	1.62%	1.62%	58%	$318
2020	$13.25	0.20	0.27	0.47	—	—	—	$13.72	3.62%	0.55%	0.55%	1.50%	1.50%	72%	$481
2019	$12.47	0.26	0.73	0.99	(0.21)	—	(0.21)	$13.25	8.02%	0.56%	0.56%	1.82%	1.82%	46%	$310
2018	$13.00	0.27	(0.75)	(0.48)	—	(0.05)	(0.05)	$12.47	(3.74)%	0.56%	0.56%	2.01%	2.01%	40%	$2,691

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2023(3)	$10.00	0.15	0.91	1.06	—	—	—	$11.06	10.60%	0.02%(4)	0.56%(4)	2.73%(4)	2.19%(4)	23%	$294,922
2022	$13.57	0.28	(3.67)	(3.39)	(0.08)	(0.10)	(0.18)	$10.00	(25.31)%	0.01%	0.55%	2.34%	1.80%	63%	$250,764
2021	$13.90	0.30	(0.29)	0.01	(0.34)	—	(0.34)	$13.57	(0.03)%	0.01%	0.54%	2.15%	1.62%	58%	$339,841
2020	$13.35	0.27	0.28	0.55	—	—	—	$13.90	4.12%	0.01%	0.55%	2.04%	1.50%	72%	$301,122
2019	$12.56	0.31	0.75	1.06	(0.27)	—	(0.27)	$13.35	8.62%	0.02%	0.56%	2.36%	1.82%	46%	$186,644
2018	$13.02	0.33	(0.74)	(0.41)	—	(0.05)	(0.05)	$12.56	(3.19)%	0.02%	0.56%	2.55%	2.01%	40%	$207,787

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended April 30, 2023 (unaudited).
(4)Annualized.
(5)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of the fund in relation to income earned and/or fluctuations in the fair value of the fund's investments.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Trustees (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates, including members of ACIM’s Investment Oversight Committee who are members of ACIM’s Investment Management and Global Analytics departments, conduct the day-to-day operation of the program pursuant to the program.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain investments held by the Fund is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2022 through December 31, 2022. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

38

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

39

Notes

40

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century International Bond Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92371 2306

(b) None.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century International Bond Funds

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	June 28, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	June 28, 2023

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	June 28, 2023